          As Filed with the Securities and Exchange Commission on April 6, 2001
                                                      REGISTRATION NO. 33-29852
                                                                      811-05846

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------


                                    FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 12 TO
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/
                                      AND
                              AMENDMENT NO. 32 TO
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            /X/


                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                           (EXACT NAME OF REGISTRANT)

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                              (NAME OF DEPOSITOR)

                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02481
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                  DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

           EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                       RETIREMENT PRODUCTS AND SERVICES
                                ONE COPLEY PLACE
                           BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:
                             JOAN E. BOROS, ESQ.
              JORDAN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                       1025 THOMAS JEFFERSON STREET, N.W.
                               SUITE 400 EAST
                            WASHINGTON, DC 20007
                            --------------------


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On May 1, 2001 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.


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Pursuant to Rule 429 under the Securities Act of 1933, the prospectus contained herein also relates to Registration Statement No. 33-41858

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

      Attached hereto and made a part hereof is the Prospectus dated May 1, 2001.

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                                                                     MAY 1, 2001


                                    PROFILE

                                  MFS REGATTA
                               VARIABLE AND FIXED
                                    ANNUITY

      THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

      1. THE MFS REGATTA ANNUITY

      The MFS Regatta Annuity is a single payment deferred annuity contract ("Contract") designed for use in connection with retirement and deferred compensation plans, some of which may qualify for favorable federal income tax treatment. The Contract is intended to help you achieve your retirement savings or other long-term investment goals.

      The Contract has two phases: an Accumulation Phase and an Income Phase. During the Accumulation Phase any investment earnings under your Contract accumulate on a tax-deferred basis and are taxed as income only when withdrawn. You determine the length of the Accumulation Phase. During the Income Phase, we make annuity payments in amounts determined in part by the amount of money you have accumulated under your Contract during the Accumulation Phase. You choose when the Income Phase begins.


      You may choose among 7 variable investment options and a range of fixed options. For a variable investment return you choose one or more Sub-Accounts in our Variable Account, each of which invests in shares of a corresponding series of the MFS/Sun Life Series Trust (collectively, the "Series") listed in Section
4. The value of any portion of your Contract allocated to the Sub-Accounts will fluctuate up or down depending on the performance of the Series you select, and you may experience losses. For a fixed interest rate, you may choose one or more Guarantee Periods offered in our Fixed Account, each of which earns its own Guaranteed Interest Rate if you keep your money in that Guarantee Period for the specified length of time.


      The Contract is designed to meet your need for investment flexibility. Until we begin making annuity payments under your Contract, you can, subject to certain limitations, transfer money between options up to 12 times each year without a transfer charge or adverse tax consequences.

      2. ANNUITY PAYMENTS (THE INCOME PHASE)

      Just as you can elect to have your Contract value accumulate on either a variable or fixed basis, or a combination of both, you can elect to receive annuity payments on either a variable or fixed basis or both. If you choose to have any part of your annuity payments come from the Sub-Accounts, the dollar amount of your annuity payments may fluctuate.


      The Contract offers a variety of annuity options. You can select from among the following methods of receiving either variable or fixed annuity payments under your Contract: (1) monthly payments continuing for your lifetime (assuming you are the annuitant); (2) monthly payments for your lifetime, but with payments continuing to your chosen beneficiary for a specified number of years if you die before the end of the period you have selected; (3) monthly payments for your lifetime and the life of another person (usually your spouse) you have chosen; and (4) monthly payments for a specified number of years, with a cash-out option for variable payments. You can also select a fixed payment option where we will hold the amount applied to provide fixed annuity payments with interest accrued at the rate we determine from time to time, which will be at least 4% per year. We may also agree to other annuity options at our discretion.


      Once the Income Phase begins, you cannot change your choice of annuity payment method.

      3. PURCHASING A CONTRACT

      You may purchase a Contract for $5,000 or more, under most circumstances. We will not accept a purchase payment over $1 million unless we have approved the payment in advance.

      4. ALLOCATION OPTIONS

      You can allocate your money among Sub-Accounts investing in the following Series of the
MFS/Sun Life Series Trust:

Capital Appreciation Series                    Managed Sectors Series
Global Governments Series                      Money Market Series
Government Securities Series                   Total Return Series
High Yield Series

      Market conditions will determine the value of an investment in any Series. Each Series is described in the prospectus of the MFS/Sun Life Series Trust.

      In addition to these variable options, you may also allocate your money to one or more of the Guarantee Periods we make available. For each Guarantee Period, we offer a Guaranteed Interest Rate for the specified length of time.

      5. EXPENSES

      The charges under the Contracts are as follows:

      We impose an annual Account Fee equal to the lesser of $30 or 2% of the value of your Contract. We also deduct insurance charges (which include an administrative expense charge) equal to 1.40% per year of the average daily value of the Contract allocated among the Sub-Accounts.

      There are no sales charges when you purchase your Contract. However, if you withdraw money from your Contract, we will, with certain exceptions, impose a withdrawal charge. Your Contract allows a "free withdrawal amount," which you may withdraw before you incur the withdrawal charge. The rest of your withdrawal is subject to a withdrawal charge equal to a percentage of your withdrawal and is determined in accordance with the table below. The percentage varies according to the Account Year in which you make the withdrawal.

    NUMBER OF
  ACCOUNT YEARS
PURCHASE PAYMENT
   HAS BEEN IN
  YOUR ACCOUNT      WITHDRAWAL CHARGE
-----------------   -----------------
   1                        6%
   2                        6%
   3                        5%
   4                        5%
   5                        4%
   6                        4%
   7                        3%
   8 or more                0%

      If you withdraw, transfer, or annuitize money allocated to a Guarantee Period more than 30 days before the expiration date of the Guarantee Period, the amount will be subject to a Market Value Adjustment. This adjustment reflects the relationship between our current Guaranteed Interest Rates and the Guaranteed Interest Rate applicable to the amount being withdrawn. If your Guaranteed Interest Rate is more than 0.50% higher than the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period, the Market Value Adjustment will increase your Account Value. Otherwise, the Market Value will decrease your Account Value.


      In addition to the charges we impose under the Contracts, there are charges (which include management fees and operating expenses) imposed by each Series, which range from 0.58% to 0.94% of the average net assets of the Series, depending upon which Series you have selected. The investment adviser has agreed to waive or reimburse a portion of expenses for some of the Series; without this agreement, Series expenses could be higher.


      The following chart is designed to help you understand the expenses you will incur under your Contract, if you invest in one or more of the Sub-Accounts. The column "Total Annual Expenses" shows the sum of the "Total Annual Insurance Charges," as defined just above the chart, and the total expenses for each Series. The next two columns show two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money (1) at the end of one year or (2) at the end of 10 years. For the first year, the Total Annual Expenses are deducted, as well as withdrawal charges. For year 10, the example shows the aggregate of all of the annual expenses deducted for the 10 years, but there is no withdrawal charge.


      "Total Annual Insurance Charges" of 1.50% as set forth in the table below include the insurance charges of 1.40%, plus an additional 0.10%, which is used to represent the $30 annual Account Fee based on an assumed Contract value of $30,000. The actual impact of the Account Fee may be greater or less than 0.10%, depending upon the value of your Contract.



                                                                                                       EXAMPLES:
                                                       TOTAL ANNUAL   TOTAL ANNUAL     TOTAL         TOTAL EXPENSE
                                                        INSURANCE         FUND         ANNUAL            AT END
SUB-ACCOUNT                                              CHARGES        EXPENSES      EXPENSES     1 YEAR    10 YEARS
-----------                                            ------------   ------------   ----------   --------   ---------
Capital Appreciation Series..........................     1.50%          0.75%         2.25%        $78        $253
Global Governments Series............................     1.50%          0.94%         2.44%        $80        $272
Government Securities Series.........................     1.50%          0.62%         2.12%        $77        $240
High Yield Series....................................     1.50%          0.83%         2.33%        $79        $261
Managed Sectors Series...............................     1.50%          0.76%         2.26%        $79        $254
Money Market Series..................................     1.50%          0.58%         2.08%        $77        $235
Total Return Series..................................     1.50%          0.70%         2.20%        $78        $248


      For more detailed information about Contract fees and expenses, please refer to the fee table and discussion of Contract charges contained in the full Prospectus which accompanies this Profile.

      6. TAXES

      Under current federal tax law, your earnings are not taxed until you take them out of your Contract. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Annuity payments during the Income Phase are considered in part a return of your original investment. That portion of each payment is not taxable as income, unless your Contract is funded with pre-tax or tax deductible dollars (such as with a pension or IRA contribution), in which case the entire payment will be taxable. In all cases, you should consult with your tax adviser for specific tax information.

      Under the tax laws of Puerto Rico, when an annuity payment is made under your Contract, your Annuitant or any other Payee is required to include as gross income the portion of each annuity payment equal to 3% of the aggregate purchase payments you made under the Contract. The amount if any, in excess of the included amount is excluded from gross income. After an amount equal to the aggregate amount excluded from gross income has been received, all of the annuity payments are considered to be taxable income. You should consult with your tax adviser for specific tax information.

      7. ACCESS TO YOUR MONEY

      You can withdraw money from your Contract at any time during the Accumulation Phase. During the first 7 Account Years, 10% of your Purchase Payment may be withdrawn each year without the imposition of a withdrawal charge. All other amounts you withdraw during the first 7 Account Years will be subject to a withdrawal charge ranging from 6% to 0% of your Purchase Payment. You may also be required to pay income tax and possible tax penalties on any money you withdraw.

      We do not assess a withdrawal charge upon annuitization or transfers. In addition, there may be other circumstances under which we may waive the withdrawal charge.

      In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may be subject to a Market Value Adjustment.

      8. PERFORMANCE

      If you invest in one or more Sub-Accounts, the value of your Contract will increase or decrease depending upon the investment performance of the Series you choose.

      The following chart shows total returns for investment in the Sub-Accounts where the corresponding Series has at least one full calendar year of operations. The returns reflect all charges and deductions of the Series and Sub-Accounts and deduction of the annual Account Fee. They do not reflect deduction of any withdrawal charges or premium taxes. These charges, if included, would reduce the performance numbers shown. Past performance is not a guarantee of future results.


                                                                            CALENDAR YEAR
                                     --------------------------------------------------------------------------------------------
 SUB-ACCOUNT                           2000      1999      1998      1997     1996     1995     1994     1993     1992     1991
 -----------                         --------  --------  --------  --------  -------  -------  -------  -------  -------  -------
 Capital Appreciation Series.......  (12.63)%   30.79%    26.83%    21.33%    19.70%   32.51%  (5.03)%   16.27%   12.08%   38.86%
 Global Governments Series.........   (0.09)%  (6.51)%    13.77%    (2.24)%    3.11%   14.00%  (5.91)%   17.13%   (1.02)%  13.18%
 Government Securities Series......   10.60%   (3.29)%     7.13%     7.15%     0.11%   15.92%  (3.61)%    7.11%    5.24%   14.11%
 High Yield Series.................   (8.06)%    5.36%    (0.88)%   11.55%    10.46%   15.32%  (3.68)%   15.99%   13.33%   45.40%
 Managed Sectors Series............  (21.91)%   83.04%    10.62%    23.80%    15.86%   30.34%  (3.38)%    2.52%    4.92%   59.76%
 Money Market Series...............    4.51%     3.23%     3.48%     3.52%     3.37%    3.90%   2.17%     1.11%    1.81%    4.25%
 Total Return Series...............   15.20%     1.40%    10.10%    20.18%    12.38%   24.93%  (3.71)%   11.72%    6.98%   19.81%


      9. DEATH BENEFIT

      If the Annuitant dies before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. To calculate the death benefit, we use a "Death Benefit Date," which is the earliest date we have both due proof of death and a written request specifying the manner of payment.

      The death benefit is the greatest of:

     (1) the value of the Contract on the Death Benefit Date;

     (2) the amount we would pay in the event of a full surrender of the Contract on the Death Benefit Date;

     (3) the value of the Contract on the most recent 7 year anniversary of the Contract, adjusted for any partial withdrawals and charges made after that anniversary; and

     (4) your Purchase Payment less any partial withdrawals.

      10. OTHER INFORMATION

      FREE LOOK. Depending upon applicable state law, if you cancel your Contract within 10 days after receiving it, we will send you the value of your Contract as of the day we received your cancellation request (this may be more or less than the original purchase payment) and we will not deduct a withdrawal charge. However, if applicable state or federal law requires, we will refund the full amount of any purchase payment(s) we receive and the "free look" period may be greater than 10 days.

      NO PROBATE. In most cases, when you die, the beneficiary will receive the death benefit without going through probate. However, avoiding probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

      WHO SHOULD PURCHASE A CONTRACT? The Contract is designed for those seeking long-term tax deferred accumulation of assets and annuity features, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to purchasers in high federal and state income tax brackets. You should note that qualified retirement investments automatically provide tax deferred, regardless of whether the underlying Contract is an annuity. You should not buy a Contract if you are looking for a short-term investment or if you cannot risk a decrease in the value of your investment.

      CONFIRMATIONS AND QUARTERLY STATEMENTS. You will receive a confirmation of each transaction within your Contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values during that period.

      11. INQUIRIES

      If you would like more information about buying a Contract, please contact your broker or registered representative. If you have any other questions, please contact us at:

     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     C/O RETIREMENT PRODUCTS AND SERVICES
     P. O. BOX 1024
     BOSTON, MASSACHUSETTS 02103
     TELEPHONE: TOLL FREE (800) 752-7215

                                                                      PROSPECTUS
                                                                     MAY 1, 2001


                                  MFS REGATTA

      Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts described in this Prospectus on a group basis.

      You may choose among 7 variable investment options and a range of fixed options. The variable options are Sub-Accounts in the Variable Account. Each Sub-Account invests in one of the following series of the MFS/Sun Life
Series Trust (the "Series Fund"), a mutual fund advised by our affiliate, Massachusetts Financial Services Company:

Capital Appreciation Series                    Managed Sectors Series
Global Governments Series                      Money Market Series
Government Securities Series                   Total Return Series
High Yield Series

      The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

      THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE SERIES FUND. PLEASE READ THIS PROSPECTUS AND THE SERIES FUND PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE MFS REGATTA ANNUITY AND THE SERIES FUND.


      We have filed a Statement of Additional Information dated May 1, 2001 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page __ of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.


      THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING ADDRESS:

           SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
           C/O RETIREMENT PRODUCTS AND SERVICES
           P.O. BOX 1024
           BOSTON, MASSACHUSETTS 02103

                               TABLE OF CONTENTS


                                                                PAGE
Special Terms                                                        4
Expense Summary                                                      4
Summary of Contract Expenses                                         4
Underlying Fund Annual Expenses                                      5
Examples                                                             5
Condensed Financial Information                                      6
The Annuity Contract                                                 6
Communicating To Us About Your Contract                              6
Sun Life Assurance Company of Canada (U.S.)                          7
The Variable Account                                                 7
Variable Account Options: The MFS/Sun Life Series Trust              7
The Fixed Account                                                    9
The Fixed Account Options: The Guarantee Periods                     9
The Accumulation Phase                                               9
    Issuing Your Contract                                            9
    Amount and Frequency of Purchase Payments                       10
    Allocation of Net Purchase Payments                             10
    Your Account                                                    10
    Your Account Value                                              10
    Variable Account Value                                          10
    Fixed Account Value                                             11
    Transfer Privilege                                              12
Withdrawals, Withdrawal Charge and Market Value Adjustment          13
    Cash Withdrawals                                                13
    Withdrawal Charge                                               14
    Market Value Adjustment                                         15
Contract Charges                                                    15
    Account Fee                                                     15
    Administrative Expense Charge                                   15
    Mortality and Expense Risk Charge                               16
    Premium Taxes                                                   16
    Series Fund Expenses                                            16
    Modification in the Case of Group Contracts                     16
Death Benefit                                                       16
    Amount of Death Benefit                                         16
    Method of Paying Death Benefit                                  17
    Selection and Change of Beneficiary                             17
    Payment of Death Benefit                                        17
    Due Proof of Death                                              17
The Income Phase -- Annuity Provisions                              18
    Selection of the Annuitant or Co-Annuitant                      18
    Selection of the Annuity Commencement Date                      18
    Annuity Options                                                 19
    Selection of Annuity Option                                     19
    Amount of Annuity Payments                                      20
    Exchange of Variable Annuity Units                              21
    Account Fee                                                     21
    Annuity Payment Rates                                           21
    Annuity Options as Method of Payment for Death Benefit          21
Other Contract Provisions                                           21
    Exercise of Contract Rights                                     21
    Change of Ownership                                             22
    Death of Participant                                            22
    Voting of Series Fund Shares                                    23
    Periodic Reports                                                23
    Substitution of Securities                                      24

    Change in Operation of Variable Account                         24
    Splitting Units                                                 24
    Modification                                                    24
    Discontinuance of New Participants                              25
    Reservation of Rights                                           25
    Right to Return                                                 25
Tax Considerations                                                  25
    U.S. Federal Tax Considerations                                 25
        DEDUCTIBILITY OF PURCHASE PAYMENTS                          26
        PRE-DISTRIBUTION TAXATION OF CONTRACTS                      26
        DISTRIBUTIONS AND WITHDRAWALS FROM NON-QUALIFIED
        CONTRACTS                                                   26
        DISTRIBUTIONS AND WITHDRAWALS FROM QUALIFIED
        CONTRACTS                                                   26
        WITHHOLDING                                                 27
        INVESTMENT DIVERSIFICATION AND CONTROL                      27
        TAX TREATMENT OF THE COMPANY AND THE VARIABLE
        ACCOUNT                                                     27
        QUALIFIED RETIREMENT PLANS                                  27
        PENSION AND PROFIT-SHARING PLANS                            28
        TAX-SHELTERED ANNUITIES                                     28
        INDIVIDUAL RETIREMENT ACCOUNTS                              28
        ROTH IRAS                                                   28
    Puerto Rico Tax Considerations                                  29
Administration of the Contracts                                     29
Distribution of the Contracts                                       29
Performance Information                                             30
Available Information                                               31
Incorporation of Certain Documents by Reference                     31
State Regulation                                                    31
Legal Proceedings                                                   32
Accountants                                                         32
Financial Statements                                                32
Table of Contents of Statement of Additional Information            33
Appendix A -- Glossary                                              35
Appendix B -- Condensed Financial Information-- Accumulation
 Unit Values                                                        38
Appendix C -- Withdrawals, Withdrawal Charges and the Market
 Value Adjustment                                                   39

                                 SPECIAL TERMS

      Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

                                EXPENSE SUMMARY

      The purpose of the following table is to help you understand the costs and expenses that you will bear directly and indirectly under a Contract WHEN YOU ALLOCATE MONEY TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of each Series of the Series Fund. The table should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Series Fund prospectus. In addition to the expenses listed below, we may deduct premium taxes.

                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments.....................   $  0
Deferred Sales Load (as a percentage of Purchase Payment
  withdrawn) (1)
  Number of Account Years
    1.......................................................      6%
    2.......................................................      6%
    3.......................................................      5%
    4.......................................................      5%
    5.......................................................      4%
    6.......................................................      4%
    7.......................................................      3%
    8 or more...............................................      0%
Transfer Fee (2)............................................   $ 15
ANNUAL ACCOUNT FEE per Contract (3)                            $ 30
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average
  Variable Account assets)
  Mortality and Expense Risk Charge.........................   1.25%
  Administrative Expense Charge (4).........................   0.15%
  Other Fees and Expenses of the Variable Account...........   0.00%
                                                              -----
Total Variable Account Annual Expenses......................   1.40%

------------------------

(1) A portion of your Account may be withdrawn each year without imposition of any withdrawal charge, and after 7 Account Years there will be no withdrawal charge.

(2) No transfer fee is currently being assessed; however a Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

(3) The annual Account Fee is $30.


(4) This charge is imposed only during the first seven Account Years.

                      UNDERLYING FUND ANNUAL EXPENSES (1)
                      (AS A PERCENTAGE OF FUND NET ASSETS)



                                                                OTHER FUND      TOTAL ANNUAL FUND
                                                                 EXPENSES           EXPENSES
                                                MANAGEMENT        AFTER         AFTER AND BEFORE
FUND                                               FEES      REIMBURSEMENT(2)   REIMBURSEMENT(2)
----                                            ----------   ----------------   -----------------
Capital Appreciation Series...................    0.71%           0.04%               0.75%
Global Governments Series.....................    0.75%           0.19%               0.94%
Government Securities Series..................    0.55%           0.07%               0.62%
High Yield Series.............................    0.75%           0.08%               0.83%
Managed Sectors Series........................    0.71%           0.05%               0.76%
Money Market Series...........................    0.50%           0.08%               0.58%
Total Return Series...........................    0.66%           0.04%               0.70%


------------------------


(1) The information relating to Fund expenses was provided by the Fund and we have not independently verified it. You should consult the Fund prospectus for more information about Fund expenses. All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2000.



(2) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. Each Fund may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Fund Expenses" in the table. Had these fee reimbursements been taken into account, "Total Annual Fund Expenses" for certain of the Funds would be as follows:



Capital Appreciation Series.................................   0.74%
Global Governments Series...................................   0.93%
High Yield Series...........................................   0.82%
Total Return Series.........................................   0.69%


                                    EXAMPLES


      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $30,000 and a 5% annual return:



FUND                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                          --------   --------   --------   --------
Capital Appreciation Series.................................    $78        $120       $162       $253
Global Governments Series...................................    $80        $125       $171       $272
Government Securities Series................................    $77        $116       $156       $240
High Yield Series...........................................    $79        $122       $166       $261
Managed Sectors Series......................................    $79        $120       $163       $254
Money Market Series.........................................    $77        $115       $154       $235
Total Return Series.........................................    $78        $118       $160       $248



      If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $30,000 and a 5% annual return:



FUND                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                          --------   --------   --------   --------
Capital Appreciation Series.................................    $23        $70        $120       $253
Global Governments Series...................................    $25        $76        $130       $272
Government Securities Series................................    $22        $66        $114       $240
High Yield Series...........................................    $24        $73        $125       $261
Managed Sectors Series......................................    $23        $71        $121       $254
Money Market Series.........................................    $21        $65        $112       $235
Total Return Series.........................................    $22        $69        $118       $248


      THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

      Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix B.

                              THE ANNUITY CONTRACT

      Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the MFS Regatta Annuity on a group basis for use in connection with retirement plans. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract. Each individual receives a Certificate that evidences his or her participation under the Group Contract.

      In this Prospectus, unless we state otherwise, we refer to participating individuals under Group Contracts as "Participants" and we address Participants as "you"; we use the term "Contracts" to include Group Contracts and Certificates issued under Group Contracts. For the purpose of determining benefits under Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

      The Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which your Purchase Payment is allocated to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make payments based on the amount you have accumulated. The Contract provides tax deferral, so that you do not pay taxes on your earnings under the Contract until you withdraw them. It provides a death benefit if you die during the Accumulation Phase. Finally, if you so elect, during the Income Phase we will make payments to you or someone else for life or for another period that you choose.

      You choose these benefits on a variable or fixed basis or a combination of both. When you choose variable investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these options, you assume all investment risk under the Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate, which is 4% per year, compounded annually.

      The Contracts are designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contracts are also designed so that they may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all others as "Non-Qualified Contracts."

                    COMMUNICATING TO US ABOUT YOUR CONTRACT

      All materials sent to us, including your Purchase Payment, must be sent to us at our Annuity Mailing Address as set forth on the first page of this Prospectus. Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at the Annuity Mailing Address. However, we will consider your Purchase Payment, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

      For all telephone communications, you must call (800) 752-7215.

      When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


      We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.


      We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

                              THE VARIABLE ACCOUNT

      We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

      The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Series of the MFS/Sun Life Series Trust (the "Series Fund"). All amounts allocated to the Variable Account will be used to purchase Series Fund shares as designated by you at their net asset value. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Series Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.

                           VARIABLE ACCOUNT OPTIONS:
                         THE MFS/SUN LIFE SERIES TRUST

      The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.


      The Series Fund is composed of 31 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 Series, each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of the 7 Series of the Series Fund described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.


     CAPITAL APPRECIATION SERIES will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     GLOBAL GOVERNMENTS SERIES will seek to provide moderate current income, preservation of capital and growth of capital by investing in debt obligations that are issued or guaranteed as to principal and interest by either (i) the U.S. Government, its agencies, authorities, or instrumentalities, or (ii) the governments of foreign countries (to the extent that the Series' adviser believes that the higher yields available from foreign government securities are sufficient to justify the risks of investing in these securities).

     GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.


     HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in certain lower rated or unrated securities (possibly with equity features) of U.S. and foreign issuers.


     MANAGED SECTORS SERIES will seek capital appreciation by varying the weighting of its portfolio of common stocks among 13 sectors.

     MONEY MARKET SERIES will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months.

     TOTAL RETURN SERIES will seek mainly to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

      The Series Fund pays fees to MFS for its services pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. We undertake no obligation in this regard.

      MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Series, and which may be managed by a Series' portfolio manager(s). While a Series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Series and these similar products, including differences in sales charges, expense ratios and cash flows.

      The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Series which is involved in the conflict or substitution of shares of other Series or other mutual funds.

      MORE COMPREHENSIVE INFORMATION ABOUT THE SERIES FUND AND THE MANAGEMENT, INVESTMENT OBJECTIVES, POLICIES, RESTRICTIONS, EXPENSES AND POTENTIAL RISKS OF EACH SERIES MAY BE FOUND IN THE ACCOMPANYING CURRENT PROSPECTUS OF THE
SERIES FUND. YOU SHOULD READ THE SERIES FUND PROSPECTUS CAREFULLY BEFORE INVESTING. THE SERIES FUND'S STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE BY CALLING 1-800-752-7215.

                               THE FIXED ACCOUNT

      The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

      We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality. We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

                           THE FIXED ACCOUNT OPTIONS:
                             THE GUARANTEE PERIODS

      You may elect one or more Guarantee Period(s) from those we make available from time to time. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than 4% per year, compounded annually. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

      We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest with amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

      Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge, and Market Value Adjustment."

                             THE ACCUMULATION PHASE

      During the Accumulation Phase of your Contract, your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or die before the Annuity Commencement Date.

ISSUING YOUR CONTRACT

      When you purchase a Contract, a completed Application and the Purchase Payment are sent to us for acceptance. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant when we accept your Application.

      We will credit your Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS

      The amount of your Purchase Payment may vary; however, we will not accept a Purchase Payment of less than $5,000, unless we waive this limit. In addition, we will not accept a Purchase Payment over $1 million, unless we have approved the Payment in advance.

ALLOCATION OF NET PURCHASE PAYMENTS

      You may allocate your Purchase Payment among the different Sub-Accounts and Guarantee Periods we offer.

      In your Application, you may specify the percentage of the Purchase Payment to be allocated to each Sub-Account or Guarantee Period.

      Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payment. See "Contract Charges -- Premium Taxes." In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

YOUR ACCOUNT

      When we accept your Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

YOUR ACCOUNT VALUE

      Your Account Value is the sum of the value of the 2 components of your
Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below.

VARIABLE ACCOUNT VALUE

      VARIABLE ACCUMULATION UNITS

      In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

      VARIABLE ACCUMULATION UNIT VALUE

      The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading (a "Business Day"), at the close of trading, which is currently 4:00 p.m., Eastern Time. The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

      To measure these values, we use a factor -- which we call the Net Investment Factor-- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing
(1) the net asset value of a Series share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Series during the Valuation Period, by (2) the net asset value per share of the Series share at the end of the previous Valuation Period; we then deduct a factor representing the mortality and expense risk charge and administrative expense charge. See "Contract Charges."

      For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

      CREDITING AND CANCELING VARIABLE ACCUMULATION UNITS

      When we receive an allocation to a Sub-Account, either from the Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

FIXED ACCOUNT VALUE

      Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from a Net Purchase Payment, transfer or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

      CREDITING INTEREST

      We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. The Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

      GUARANTEE AMOUNTS


      Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date will result in the application of a Market Value Adjustment upon annuitization or withdrawals.


      RENEWALS

      We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive (1) written notice from you electing a different Guarantee Period from among those we then offer or
(2) instructions to transfer all or some of the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract. Each new allocation to a Guarantee Period must be at least $1,000.

      EARLY WITHDRAWALS

      If you withdraw, transfer, or annuitize an allocation to a Guarantee Period before the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

TRANSFER PRIVILEGE

      PERMITTED TRANSFERS

      During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

     -  You may not make more than 12 transfers in any Account Year;

     - The amount transferred from a Sub-Account must be at least $1,000 unless you are transferring your entire balance in that Sub-Account;

     -  Your Account Value remaining in a Sub-Account must be at least $100;

     - The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

     - At least 30 days must elapse between transfers to or from Guarantee Periods;

     - Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Series Fund; and

     - We impose additional restrictions on market timers, which are further described below.

      There is usually no charge imposed on transfers; however, we reserve the right to impose a charge of $15 per transfer. Transfers out of a Guarantee Period more than 30 days before expiration of the period will be subject to the Market Value Adjustment described below. Under current law there is no tax liability for transfers.

      REQUESTS FOR TRANSFERS

      You may request transfers in writing or by telephone. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

      If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, it will be effective that day. Otherwise, it will be effective the next Business Day.

      MARKET TIMERS

      The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

      In addition, the Series Fund has reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in MFS' judgment, a Series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Series and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

           WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

      REQUESTING A WITHDRAWAL

      At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to withdraw.

      All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

      FULL WITHDRAWALS

      If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

      A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

      PARTIAL WITHDRAWALS

      If you request a partial withdrawal we will pay you the actual amount specified in your request and then reduce the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

      You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your allocations at the end of the Valuation Period during which we receive your request.

      If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

      TIME OF PAYMENT

      We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

     - when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

     - when it is not reasonably practical to dispose of securities held by the Series Fund or to determine the value of the net assets of the Series Fund, because an emergency exists; and

     - when an SEC order permits us to defer payment for the protection of Participants.

      We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

      WITHDRAWAL RESTRICTIONS FOR QUALIFIED PLANS

      If your Contract is a Qualified Contract, you should carefully check the terms of the plan for limitations and restrictions on cash withdrawals.

      Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Tax Considerations -- Tax-Sheltered Annuities."

WITHDRAWAL CHARGE

      We do not deduct any sales charge from your Purchase Payment when it is made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") during the first 7 Contract Years on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

      FREE WITHDRAWAL AMOUNT

      During the first 7 Account Years, you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to 10% of your Purchase Payment. Any portion of the free withdrawal amount that you do not use in an Account Year is non-cumulative.

      APPLICATION OF WITHDRAWAL CHARGE

      If you withdraw more than the free withdrawal amount during the first 7 Account Years, the following withdrawal charge percentage will be applied based on the Account Year of your withdrawal:

    NUMBER OF
  ACCOUNT YEARS
PURCHASE PAYMENT
   HAS BEEN IN
  YOUR ACCOUNT      WITHDRAWAL CHARGE
-----------------   -----------------
   1                        6%
   2                        6%
   3                        5%
   4                        5%
   5                        4%
   6                        4%
   7                        3%
   8 or more                0%

      In no event shall the aggregate withdrawal charges together with any other Contract Charges exceed 9% of your Purchase Payment.

      TYPES OF WITHDRAWALS NOT SUBJECT TO WITHDRAWAL CHARGE

      We do not impose a withdrawal charge after the seventh Account Year.

      We do not impose a withdrawal charge on withdrawals from the Accounts of
(a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts.

      We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

MARKET VALUE ADJUSTMENT

      We will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply.

      We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation.

      A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. If your Guaranteed Interest Rate is more than 0.50% higher than the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period, the Market Value Adjustment will increase your Account Value. Otherwise, the Market Value Adjustment will decrease your Account Value.

      We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

                                         N/12
                        1 + I
                      ( ----------   )        - 1
                        1 + J + .005

where:

      I is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

      J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years; and

      N is the number of complete months remaining in your Guarantee Period.

      We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

      For examples of how we calculate the Market Value Adjustment, see Appendix C.

                                CONTRACT CHARGES

ACCOUNT FEE

      Each year during the Accumulation Phase of your Contract we will deduct from your Account an Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary, which is the anniversary of the first day of the month after we issue your Contract. The Account Fee is $30. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Amount, based on the allocation of your Account Value on your Account Anniversary.

      If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

      After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year.

ADMINISTRATIVE EXPENSE CHARGE

      We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. No deduction is made after the seventh Account Anniversary. This charge is designed to reimburse expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the Account Fee.

MORTALITY AND EXPENSE RISK CHARGE

      We deduct a mortality and expense charge from the assets of the Variable Account at an effective annual rate equal to 1.25% during both the Accumulation Phase and the Income Phase. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The expense risk we assume is the risk that the Account Fee and administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

PREMIUM TAXES

      Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payment you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

      In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make the Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

SERIES FUND EXPENSES

      There are fees and charges deducted from each Series of the Series Fund. These fees and expenses are described in the Series Fund's prospectus and related Statement of Additional Information.

MODIFICATION IN THE CASE OF GROUP CONTRACTS

      For Group Contracts, we may modify the Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

                                 DEATH BENEFIT

      If the Annuitant dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected -- a single cash payment or one of our Annuity Options. (If you have named more than one Annuitant, the death benefit will be payable after the death of the last surviving of the Annuitants.) If the Beneficiary is not living on the date of death, we will pay the death benefit in one sum to you or to your estate if you are the Annuitant. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.

AMOUNT OF DEATH BENEFIT

      To calculate the amount of your death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the Annuitant's death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the Annuitant's death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

      The amount of the death benefit is determined as of the Death Benefit
Date.

      If the Annuitant was age 85 or younger on your Contract Date (the date we accepted your Purchase Payment), the death benefit will be the greatest of the following amounts:

     1. Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

     2. The amount we would pay if you had surrendered your entire Account on the Death Benefit Date;

     3. Your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date; and

     4.  Your Purchase Payment less any partial withdrawals.

METHOD OF PAYING DEATH BENEFIT

      The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination) under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "Income Phase -- Annuity Provisions."

      During the Accumulation Phase, you may elect the method of payment for the death benefit. If no such election is in effect on the date of the Annuitant's death, the Beneficiary may elect either a single cash payment or an annuity. These elections are made by sending us a completed election form, which we will provide. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

      If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant under the terms of that Annuity Option.

      In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code (see "Other Contractual Provisions -- Death of Participant").

SELECTION AND CHANGE OF BENEFICIARY

      You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

PAYMENT OF DEATH BENEFIT

      Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

DUE PROOF OF DEATH

      We accept any of the following as proof of any person's death:

     -  an original certified copy of an official death certificate;

     - an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     -  any other proof we find satisfactory.

                     THE INCOME PHASE -- ANNUITY PROVISIONS

      During the Income Phase, we make regular monthly annuity payments to your Annuitant.

      The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option or Options you have selected, and we make the first payment.

      Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

SELECTION OF THE ANNUITANT OR CO-ANNUITANT

      You select the Annuitant in your Application. The Annuitant is the person who receives payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee."

      Under a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

      When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Annuitant.

SELECTION OF THE ANNUITY COMMENCEMENT DATE

      You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

     - The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

     - The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 85th birthday or, if there is a Co-Annuitant, the 85th birthday of the younger of the Annuitant and Co-Annuitant.

     -  The Annuity Commencement Date must always be the first day of a month.

      You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:

     - We must receive your notice at least 30 days before the current Annuity Commencement Date.

     - The new Annuity Commencement Date must be at least 30 days after we receive the notice.

      There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. For example, in most situations, current law requires that for a Qualified Contract certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

ANNUITY OPTIONS

      We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both, except that Annuity Option E is available only for a Fixed Annuity. We may also agree to other settlement options, at our discretion.

      ANNUITY OPTION A -- LIFE ANNUITY

      We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

      ANNUITY OPTION B -- LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

      We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate of 4%; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

      ANNUITY OPTION C -- JOINT AND SURVIVOR ANNUITY

      We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

      ANNUITY OPTION D -- MONTHLY PAYMENTS FOR A SPECIFIED PERIOD CERTAIN

      We make monthly payments for a specified period of time, as you elect. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for a Variable Annuity will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

      ANNUITY OPTION E -- FIXED PAYMENTS

      We hold the portion of your Adjusted Account Value selected for this option at interest, and make fixed payments in such amounts and at such times as you and we may agree. We continue making payments until the amount we hold is exhausted. The final payment will be for the remaining balance and may be less than the previous installments. We will credit interest yearly on the amount remaining unpaid at a rate we determine from time to time, but never less than 4% per year (or a higher rate if specified in your Contract) compounded annually. We may change the rate at any time, but will not reduce it more frequently than once each calendar year. The election of this Annuity Option may result in the imposition of a penalty tax.

SELECTION OF ANNUITY OPTION

      You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

      You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a

Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

      There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

      REMEMBER THAT THE ANNUITY OPTIONS MAY NOT BE CHANGED ONCE ANNUITY PAYMENTS BEGIN.

AMOUNT OF ANNUITY PAYMENTS

      ADJUSTED ACCOUNT VALUE

      The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

     - We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed;

     - If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change; and

     - We deduct any applicable premium tax or similar tax if not previously deducted.

      VARIABLE ANNUITY PAYMENTS

      Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 4% per year, compounded annually. See "Annuity Payment Rates."

      To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

      If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 4%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

      Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

      FIXED ANNUITY PAYMENTS

      Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either
(1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 4% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

      MINIMUM PAYMENTS

      If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

EXCHANGE OF VARIABLE ANNUITY UNITS

      During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

      We permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

ACCOUNT FEE

      During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment.

ANNUITY PAYMENT RATES

      The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 4% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 4% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (See "Other Contract Provisions -- Modification").

      The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contract also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

ANNUITY OPTIONS AS METHOD OF PAYMENT FOR DEATH BENEFIT

      You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

                           OTHER CONTRACT PROVISIONS

EXERCISE OF CONTRACT RIGHTS

      A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Participant before the Annuity Commencement Date, except as the Contract otherwise provides.

      The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP

      Ownership of a Qualified Contract may not be transferred except to:
(1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code;
(3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under
Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant;
(4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

      The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date, and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

DEATH OF PARTICIPANT

      If your Contract is a Non-Qualified Contract and you die prior to the Annuitant and before the Annuity Commencement Date, special distribution rules apply. In that case, your Account Value, plus or minus any Market Value Adjustment, must be distributed to your "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the designated beneficiary, with payments beginning no later than one year after your death.

      The person you have named a Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.

      If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. If you were the Annuitant as well as the Participant, your surviving spouse (if the designated beneficiary) may elect to be named as both Participant and Annuitant and continue the Contract; in that case, we will not pay a death benefit and the Account Value will not be increased to reflect the death benefit calculation. In all other cases where you are the Annuitant, the death benefit provisions of the Contract control, subject to the condition that any annuity option elected complies with the special distribution requirements described above.

      If your spouse elects to continue the Contract (either in the case where you are the Annuitant or in the case where you are not the Annuitant), your spouse must give us written notification within 60 days after we receive Due Proof of Death, and the special distribution rules described above will apply on the death of your spouse.

      If you are the Annuitant and you die during the Income Phase, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

      If the Participant is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

      Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

      If your Contract is a Qualified Contract, any distributions upon your death will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF SERIES FUND SHARES

      We will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Series Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

      Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Series Fund shares for which instructions may be given.

      Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

      All Series Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Series Fund. We will determine the number of Series Fund shares as to which each such person is entitled to give instructions as of the record date set by the Series Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Series Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Series Fund share as of the same date. On or after the Annuity Commencement Date, the number of Series Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Series Fund share as of the same date. After the Annuity Commencement Date, the number of Series Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS

      During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

      In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Series Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

      Upon request, we will provide you with information regarding fixed and variable accumulation values.

SUBSTITUTION OF SECURITIES

      Shares of any or all Series of the Series Fund may not always be available for investment under the Contract. We may add or delete Series or other investment companies as variable investment options under the Contracts. We may also substitute shares of another Series or shares of another registered open-end investment company or unit investment trust for the shares held in any Sub-Account, provided that the substitution has been approved , if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

      At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

      We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION

      Upon notice to the Owner and Participant(s) (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

      In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

DISCONTINUANCE OF NEW PARTICIPANTS

      We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

RESERVATION OF RIGHTS

      We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Series, sub-series thereof or other investment companies and corresponding sub-accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

RIGHT TO RETURN

      If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value at the end of the Valuation Period during which we received it. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

      If you are establishing an Individual Retirement Account ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

                               TAX CONSIDERATIONS


      This section describes general federal income tax consequences of the ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences may vary depending on, among other things, the type of retirement plan with which you use a Contract and where your Contract was issued. Also, legislation affecting the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that you purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state or other tax laws. We do not make any guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. FEDERAL INCOME TAX CONSIDERATIONS


      The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

      DEDUCTIBILITY OF PURCHASE PAYMENTS

      For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible.

      PRE-DISTRIBUTION TAXATION OF CONTRACTS

      Generally, an increase in the value of a Contract will not give rise to tax prior to distribution.


      However, corporate (or other non-natural person) Owners of a Non-Qualified Contract incur current tax, regardless of distributions, on Contract value increases. Such current taxation does not apply, though, to (i) immediate annuities, which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase, which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, or (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).


      The Internal Revenue Service could assert that Owners or Participants under both Qualified Contracts and Non-Qualified Contracts annually receive a taxable deemed distribution equal to the cost of any life insurance benefit under the Contract.

      You should note that qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity.

      DISTRIBUTIONS AND WITHDRAWALS FROM NON-QUALIFIED CONTRACTS

      The Account Value will include an amount attributable to Purchase Payments, the return of which is not taxable, and an amount attributable to investment earnings, the return of which is taxable at ordinary income rates. The relative portions of a distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the timing of the distribution.


      If you withdraw less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, you must treat the withdrawal first as a return of investment earnings. You may treat only withdrawals in excess of the amount of the Account Value attributable to investment earnings as a return of Purchase Payments. Account Value amounts assigned or pledged as collateral for a loan will be treated as if withdrawn from the Contract. For purposes of determining a contract owner's income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract.



      If a Payee receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, however, the Payee treats a portion of each payment as a nontaxable return of Purchase Payments. In general, the nontaxable portion of such a payment bears the same ratio to the total payment as the Purchase Payments bear to the Payee's expected return under the Contract. The remainder of the payment constitutes a taxable return of investment earnings. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, all future distributions constitute fully taxable ordinary income. If the Annuitant dies before the Payee recovers the full amount of Purchase Payments, the Payee may deduct an amount equal to the unrecovered Purchase Payments.


      Upon the transfer of a Non-Qualified Contract by gift (other than to the Participant's spouse), the Participant must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

      Death benefits paid upon the death of a contract owner generally are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For this purpose, the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., it remains generally the total Purchase Payments, less amounts previously received which were not includable in income. Special distribution rules apply upon the death of the owner. See the discussion under DEATH OF PARTICIPANT on page 22.



      A penalty tax of 10% may apply to taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts. This penalty will not apply in certain circumstances, such as distributions pursuant to the death of the Participant, distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or distributions under an immediate annuity (as defined above), or after age 59 1/2.


      DISTRIBUTIONS AND WITHDRAWALS FROM QUALIFIED CONTRACTS


      Generally, distributions from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will, except in certain circumstances, apply to distributions prior to age 59 1/2.



      If you receive an eligible rollover distribution from a qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over that distribution to another eligible plan, such distribution will not be includible in your income. However, such distribution is subject to 20% mandatory withholding as described below. An "eligible rollover distribution" is any distribution to you of all or any portion of the balance to the credit of your account, other than:



     - A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;



     -  Any required minimum distribution, or



     -  Any hardship distribution


      Only you or your spouse may elect to rollover a distribution to an eligible retirement plan.

      WITHHOLDING

      In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from
(i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

      INVESTMENT DIVERSIFICATION AND CONTROL

      The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. Contracts that do not meet the guidelines are subject to current taxation on annual increases in value. We believe that each Series of the Series Fund complies with these regulations. The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if in fact promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assume that such modifications would satisfy any retroactive guidelines.

      TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

      As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. We will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

      QUALIFIED RETIREMENT PLANS

      You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

      PENSION AND PROFIT-SHARING PLANS

      Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

      TAX-SHELTERED ANNUITIES

      Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

      If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, and (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989. It is permissible, however, to withdraw post-1988 salary reduction contributions in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

      Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

      INDIVIDUAL RETIREMENT ACCOUNTS

      Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

      ROTH IRAS

      Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA, the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If and when we make Contracts available for use with Roth IRAs, we will provide any necessary information.

PUERTO RICO TAX CONSIDERATIONS


      The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.



      When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amounts received during the taxable year or the portion of each payment equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income. After an amount equal to the aggregate amount excluded from gross income has been received, all of the annuity payments are considered to be taxable income.



      When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.



      The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.



      For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax adviser.


                        ADMINISTRATION OF THE CONTRACTS

      We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

                         DISTRIBUTION OF THE CONTRACTS

      We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

      Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.86% of Purchase Payments. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation as allowed by law. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. During 1997, 1998 and 1999, nothing was paid to and retained by Clarendon in connection with the distribution of the Contracts.

                            PERFORMANCE INFORMATION

      From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." The Government Securities
Series Sub-Account and the High Yield Series Sub-Account may also advertise "yield." The Money Market Series Sub-Account may advertise "yield" and "effective yield."

      Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Series in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Return covers the life of each Series, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

      Average Annual Total Return figures assume an initial purchase payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although they reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

      The performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding series.

      Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the Money Market Series Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

      The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

      The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Duff and Phelps. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Duff and Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

      We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

                             AVAILABLE INFORMATION

      The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

      In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661; NEW YORK, NEW YORK -- 7 World Trade Center, 13th Floor, New York, NY 10048. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).


                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE



      The Company's Annual Report on Form 10-K for the year ended December 31, 2000 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

      The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.



                                STATE REGULATION


      The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

      The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the fire jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

      In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

      Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

      There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

                                  ACCOUNTANTS


      The financial statements of the Variable Account for the year ended December 31, 2000 included in the Statement of Additional Information and the financial statements of the Company for the years ended December 31, 2000, 1999, and 1998 included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing therein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS


      The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.



      The financial statements of the Variable Account for the year ended December 31, 2000 are also included in the Statement of Additional Information.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data
Advertising and Sales Literature
Calculations
  Example of Variable Accumulation Unit Value Calculation
  Example of Variable Annuity Unit Calculation
  Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Financial Statements

      This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2001 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (617) 348-9600 or (800) 752-7215.


--------------------------------------------------------------------------------

To:  Sun Life Assurance Company of Canada (U.S.)
     c/o Retirement Products and Services
     P.O. Box 1024
     Boston, Massachusetts 02103

     Please send me a Statement of Additional Information for MFS Regatta Variable and Fixed Annuity
     Sun Life of Canada (U.S.) Variable Account F.

Name        ------------------------------------------------------------------

Address
            ------------------------------------------------------------------

            ------------------------------------------------------------------

City                                    State                     Zip
            --------------------------          --------------         -------

Telephone
            ------------------------------------------------------------------

                                   APPENDIX A
                                    GLOSSARY

      The following terms as used in this Prospectus have the indicated meanings:

      ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

      ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

      ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.

      ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant. This is called the "Accumulation Period" in the Contract.

      ANNUITANT: The person or persons to whom the first annuity payment is made. In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also name a Co-Annuitant. If you do, all provisions of the Contract based on the death of the Annuitant will be based on the date of death of the last surviving of the persons named. By example, if the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the new Annuitant. The death benefit will become due only on the death before the Annuity Commencement Date of the last surviving Annuitant and Co-Annuitant named. These persons are referred to collectively in the Contract as "Annuitants." If you have named both an Annuitant and Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

      *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

      *ANNUITY OPTION: The method you choose for making annuity payments.

      ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

      APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract.

      *BENEFICIARY: Prior to the Annuity Commencement Date, the person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who, in the event of the Participant's death, is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code. After the Annuity Commencement Date, the person or entity having the right to receive any payments due under the Annuity Option elected, if applicable, upon the death of the Payee.

      BUSINESS DAY: Any day the New York Stock Exchange is open for trading.

      CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

      COMPANY: Sun Life Assurance Company of Canada (U.S.).

      CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.

*You specify these items on the Contract Specifications page or Certificate
 Specifications page, and may change them, as we describe in this Prospectus.

      DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

      DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

      EXPIRATION DATE: The last day of a Guarantee Period.

      FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

      FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

      FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

      GROUP CONTRACT: A Contract issued by the Company on a group basis.

      GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

      GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

      GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

      INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

      NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sun-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

      NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

      NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

      OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k),
Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

      PARTICIPANT: The person named in the Certificate who is entitled to exercise all rights and privileges of ownership under the Certificate, except as reserved by the Owner.

      PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant.

      PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

      QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

      SERIES FUND: MFS/Sun Life Series Trust.

      SEVEN-YEAR ANNIVERSARY: The seventh Account Anniversary and each succeeding Account Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Account Anniversaries.

      SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series of the Series Fund.

      VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

      VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

      VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

      VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

      VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

                                   APPENDIX B
           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

      The following information should be read in conjunction with the Variable Account's financial statements included in the Statement of Additional Information, all of which has been audited by Deloitte & Touche LLP, independent auditors.

                                                                  YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------------------------------------
                                         1991          1992          1993          1994          1995          1996
                                     ------------  ------------  ------------  ------------  ------------  ------------
CAPITAL APPRECIATION SERIES
  Unit Value:
    Beginning of period............  $    9.0168   $   12.5296   $   14.0559   $   16.3574   $   15.5512   $   20.6225
    End of period..................  $   12.5296   $   14.0559   $   16.3574   $   15.5512   $   20.6225   $   24.7064
  Units outstanding at end of
    period.........................    7,517,358     8,168,037     7,272,302     6,184,731     6,615,207     6,316,305
GLOBAL GOVERNMENTS SERIES
  Unit Value:
    Beginning of period............  $   11.4930   $   13.0187   $   12.8985   $   15.1215   $   14.2437   $   16.2514
    End of period..................  $   13.0187   $   12.8985   $   15.1215   $   14.2437   $   16.2514   $   16.4146
  Units outstanding at end of
    period.........................    2,220,300     2,205,650     2,300,611     1,967,375     1,730,002     1,460,289
GOVERNMENT SECURITIES SERIES
  Unit Value:
    Beginning of period............  $   10.7567   $   12.2849   $   12.9408   $   13.8738   $   13.3872   $   15.5323
    End of period..................  $   12.2849   $   12.9408   $   13.8738   $   13.3872   $   15.5323   $   15.5644
  Units outstanding at end of
    period.........................    5,194,019     4,761,049     4,708,841     4,235,203     3,535,152     3,362,650
HIGH YIELD SERIES
  Unit Value:
    Beginning of period............  $    8.3800   $   12.1924   $   13.8294   $   16.0549   $   15.4801   $   17.8678
    End of period..................  $   12.1924   $   13.8294   $   16.0549   $   15.4801   $   17.8678   $   19.7545
  Units outstanding at end of
    period.........................      795,298     1,031,001     1,087,265       839,825     1,068,412     1,204,380
MANAGED SECTORS SERIES
  Unit Value:
    Beginning of period............  $    8.7393   $   13.9725   $   14.6738   $   15.0587   $   14.5653   $   18.9987
    End of period..................  $   13.9725   $   14.6738   $   15.0587   $   14.5653   $   18.9987   $   22.0312
  Units outstanding at end of
    period.........................    2,409,951     2,768,568     2,431,072     2,066,642     2,150,361     2,202,213
MONEY MARKET SERIES
  Unit Value:
    Beginning of period............  $   10.7366   $   11.2031   $   11.4176   $   11.5560   $   11.8185   $   12.2910
    End of period..................  $   11.2031   $   11.4176   $   11.5560   $   11.8185   $   12.2910   $   12.7175
  Units outstanding at end of
    period.........................    6,380,774     4,115,845     3,081,737     3,873,044     3,453,907     3,859,738
TOTAL RETURN SERIES
  Unit Value:
    Beginning of period............  $   10.2969   $   12.3469   $   13.2211   $   14.7834   $   14.2495   $   17.8165
    End of period..................  $   12.3469   $   13.2211   $   14.7834   $   14.2495   $   17.8165   $   20.0405
  Units outstanding at end of
    period.........................   15,599,909    16,375,301    15,806,723    14,225,539    13,106,997    12,461,003

                                                    YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------------
                                         1997          1998          1999          2000
                                     ------------  ------------  ------------  ------------
CAPITAL APPRECIATION SERIES
  Unit Value:
    Beginning of period............  $   24.7064   $   29.9999   $   38.0799   $   49.8052
    End of period..................  $   29.9999   $   38.0799   $   49.8052   $   43.5138
  Units outstanding at end of
    period.........................    2,993,020       464,349        22,958        11,530
GLOBAL GOVERNMENTS SERIES
  Unit Value:
    Beginning of period............  $   16.7734   $   16.4146   $   18.6916   $   17.4756
    End of period..................  $   16.4146   $   18.6916   $   17.4756   $   17.4061
  Units outstanding at end of
    period.........................      700,338        89,328           495            --
GOVERNMENT SECURITIES SERIES
  Unit Value:
    Beginning of period............  $   15.5644   $   16.6923   $   17.8992   $   17.3110
    End of period..................  $   16.6923   $   17.8992   $   17.3110   $   19.1452
  Units outstanding at end of
    period.........................    1,462,222       325,241            --            --
HIGH YIELD SERIES
  Unit Value:
    Beginning of period............  $   19.7545   $   22.0555   $   21.8836   $   23.0560
    End of period..................  $   22.0555   $   21.8836   $   23.0560   $   21.1985
  Units outstanding at end of
    period.........................      537,033        73,632           165            --
MANAGED SECTORS SERIES
  Unit Value:
    Beginning of period............  $   22.0312   $   27.2960   $   30.2227   $   55.3202
    End of period..................  $   27.2960   $   30.2227   $   55.3202   $   43.1986
  Units outstanding at end of
    period.........................      941,686       196,463         5,113         1,925
MONEY MARKET SERIES
  Unit Value:
    Beginning of period............  $   12.7175   $   13.1780   $   13.6495   $   14.0901
    End of period..................  $   13.1780   $   13.6495   $   14.0901   $   14.7250
  Units outstanding at end of
    period.........................    1,518,722       268,447        16,140        17,506
TOTAL RETURN SERIES
  Unit Value:
    Beginning of period............  $   20.0405   $   24.1056   $   26.5642   $   26.9360
    End of period..................  $   24.1056   $   26.5642   $   26.9360   $   31.0297
  Units outstanding at end of
    period.........................    5,756,653       898,137        31,742         1,939

                                   APPENDIX C
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)

      These examples assume the following:

     1)  The Purchase Payment was $10,000

     2) The date of full surrender or partial withdrawal occurs during the 3rd Account Year and

        a) the Participant's Account Value is $12,000 and is attributable to the value of Variable Accumulation Units of one Sub-Account,

        b)  no previous partial withdrawals have been made.

EXAMPLE A--FULL SURRENDER:

     1) 10% or .10 of the Purchase Payment is available without imposition of a withdrawal charge: (.10 X $10,000 = $1,000).

     2) The balance of the full surrender ($12,000 - $1,000 = $11,000) is subject to the withdrawal charge applicable during the third Account Year (5% or .05).

     3)  The amount of the withdrawal charge is .05 X $11,000 = $550.

     4)  The amount of the full surrender is $12,000 - $550 = $11,450.

EXAMPLE B--PARTIAL WITHDRAWAL (IN THE AMOUNT OF $2,000):

     1) 10% or .10 of the Purchase Payment is available without imposition of a withdrawal charge: (.10 X $10,000 = $1,000).

     2) The balance of the partial withdrawal ($2,000 - $1,000 = $1,000) is subject to the withdrawal charge applicable during the third Account Year (5% or .05).

     3) The amount of the withdrawal charge is equal to the amount required to complete the partial withdrawal ($2,000 - $1,000 = $1,000) divided by 1
         - .05 (or .95), less the amount required to complete the balance of the partial withdrawal.

          Withdrawal Charge = $1,000 - $1,000
                            ---------
                             .95

                          = $52.63

      In this example, in order for the Participant to receive the amount requested ($2,000), a gross withdrawal of $2052.63 must be processed with $52.63 representing the withdrawal charge calculated above.

PART 2--FIXED ACCOUNT--EXAMPLES OF THE MARKET VALUE ADJUSTMENT (MVA)

      The MVA factor is:

                        N/12
         1 + I
  (    ---------   )        - 1
     1 + J + .005

      These examples assume the following:

     1) The Guarantee Amount was allocated to a four year Guarantee Period with a Guaranteed Interest Rate of 5% or .05 (l).

     2)  The date of surrender is two years from the Expiration Date (N = 24).

     3)  The value of the Guarantee Amount on the date of surrender is $11,025.

     4) No transfers or partial withdrawals affecting this Guarantee Amount have been made

     5) Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 7% or .07.

                                          N/12
                         1 + l
 The MVA factor = (    ---------    )             - 1
                      1 + J + .005
                                          24/12
                        1 + .05
                = (    ---------    )             - 1
                     1 + .07 + .005

                = (.977)TO THE POWER OF 2 - 1

                = .954 -1

                = -.046

      The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA:

                          $11,025 X (-.046) = -$507.15

          -$507.15 represents the MVA that will be deducted from the value of the Guarantee Amount before the application of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 4% or .04.

                                                N/12
                               1 + l
       The MVA factor = (    ---------    )             - 1
                            1 + J + .005
                                                24/12
                              1 + .05
                      = (    ---------    )             - 1
                           1 + .04 + .005

                      = (1.005)TO THE POWER OF 2 - 1

                      = 1.010 - 1

                      = .010

      The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA:

                            $11,025 X .010 = $110.25

          $110.25 represents the MVA that would be added to the value of the Guarantee Amount before the application of any withdrawal charge.

      If the above examples had been for partial withdrawals, the MVA's would be reduced proportionally. For example, if only 25% of the value of the Guarantee Amount were being surrendered, the MVA would be -$126.79 and $27.56 for the negative MVA and positive MVA, respectively.

                           SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                           C/O RETIREMENT PRODUCTS AND SERVICES
                           P.O. BOX 1024
                           BOSTON, MASSACHUSETTS 02103

                           TELEPHONE:
                           Toll Free (800) 752-7215

                           GENERAL DISTRIBUTOR
                           Clarendon Insurance Agency, Inc.
                           One Sun Life Executive Park
                           Wellesley Hills, Massachusetts 02481

                           AUDITORS
                           Deloitte & Touche LLP
                           200 Berkeley Street
                           Boston, Massachusetts 02116


REG-1 5/2001

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION


          Attached hereto and made a part hereof is the Statement of Additional Information dated May 1, 2001.

                                                                     May 1, 2001


                                    MFS REGATTA

                             VARIABLE AND FIXED ANNUITY

                        STATEMENT OF ADDITIONAL INFORMATION

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                 TABLE OF CONTENTS


Calculation of Performance Data ............................................. 2
Advertising and Sales Literature ............................................ 4
Calculations ................................................................ 7
     Example of Variable Accumulation Unit Value Calculation................. 7
     Example of Variable Annuity Unit Calculation ........................... 7
     Example of Variable Annuity Payment Calculation ........................ 7
Distribution of the Contracts ............................................... 7
Designation and Change of Beneficiary ....................................... 8
Custodian ................................................................... 8
Financial Statements ........................................................ 8


          The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of MFS Regatta Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the Prospectus dated May 1, 2001. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Retirement Products and Services, P.O. Box 1024, Boston, Massachusetts 02103, or by telephoning (800)-752-7215.

          The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.


--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        CALCULATION OF PERFORMANCE DATA



                  STANDARDIZED AVERAGE ANNUAL TOTAL RETURN:



    The table below shows, for various Sub-Accounts of the Variable Account, the Standardized Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below.

    The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the commencement of the offering in the separate account.


                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 2000


FUND NAME                            SEC INCEPTION DATE        1 YR LOAD       5 YR LOAD       10YR LOAD       LIFE LOAD
REGATTA MONEY MARKET                    11/06/1989              -1.43%           2.61%          2.91%            3.23%
REGATTA CAPTIAL APPRECIATION            11/02/1989             -17.61%          14.94%         16.86%           13.84%
REGATTA GLOBAL GOVERNMENTS              11/24/1989              -5.58%           0.58%          4.18%            5.06%
REGATTA MANAGED SECTORS                 11/02/1989             -26.17%          16.81%         17.24%           13.90%
REGATTA TOTAL RETURN                    11/02/1989               8.47%          10.47%         11.31%           10.30%
REGATTA GOVERNMENT SECURITIES           11/08/1989               4.40%           3.32%          5.79%            5.85%
REGATTA HIGH YIELD                      12/06/1989             -13.06%           2.63%          9.69%            6.98%



    The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                        n
                                 P(1 + T) = ERV

      Where: P = a hypothetical initial Purchase Payment
                 of $1,000
             T = average annual total return for the
                 period
             n = number of years
           ERV = redeemable value (as of the end of the period) of a hypothetical $1,000
                 Purchase Payment made at the beginning
                 of the 1-year, 5-year, or 10-year period
                 (or fractional portion thereof)

   The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period; and 3) there will be a full surrender at the end of the period.

    The $30 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Certificates that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Certificate may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Certificate over these same time periods may have been different from that shown above.

NON-STANDARDIZED COMPOUND GROWTH RATE:



    The table below shows, for various Sub-Accounts of the Variable Account, the Non-Standardized Compound Growth Rate for the stated periods (or shorter period indicated in the note below), based upon a hypothetical investment calculated in accordance with the formula set out under "Standardized Average Annual Return," except that no withdrawal charges or annual Account Fees have been deducted. If withdrawal charges and Account Fees were reflected, returns would be lower (see "Standardized Average Annual Total Return").


                     NON-STANDARDIZED COMPOUND GROWTH RATE
                        PERIOD ENDING DECEMBER 31, 2000


TITLE                           INCEPTION DATE         1 YR NAV           5 YR NAV           10 YR NAV          LIFE NAV
REGATTA MONEY MARKET            08/29/1985              4.51%             3.68%              3.21%              4.11%
REGATTA CAPTIAL APPRECIATION    08/13/1985            -12.63%            16.11%             17.05%             14.96%
REGATTA GLOBAL GOVERNMENT       05/16/1988             -0.09%             1.45%              4.27%              5.29%
REGATTA MANAGED SECTORS         05/27/1988            -21.91%            17.86%             17.33%             16.08%
REGATTA TOTAL RETURN            05/16/1988             15.20%            11.74%             11.66%             10.99%
REGATTA GOVERNMENT SECURITIES   08/12/1985             10.60%             4.27%              5.93%              6.84%
REGATTA HIGH YIELD              08/13/1985             -8.06%             3.48%              9.73%              6.90%


------------------------

 *From commencement of investment operations


NON-STANDARDIZED INVESTMENT PERFORMANCE:

    The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a "cumulative" and/or "annualized" basis.

    "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

    "Annualized" quotations are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

          As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

          A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

          DUFF & PHELPS CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

          LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

          STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

          VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

          MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

          STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

          NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market valueweighted and was introduced with a base of 100.00 on February 5, 1971.

          DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

          MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

          IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

          In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company intends to illustrate the advantages of the Contracts in a number of ways:

          DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

          SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

          THE COMPANY'S OR MFS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

          THE COMPANY'S OR MFS' ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998 the Company was the 36th largest U.S. life insurance company based upon overall assets.

          COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

          The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

          The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how three different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. And the third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

--------------------------------------------------------------------------------
                                      10 YEARS       20 YEARS       30 YEARS
--------------------------------------------------------------------------------
 Non-Tax-Deferred Account              $16,856        $28,413       $ 47,893
--------------------------------------------------------------------------------
 Tax-Deferred Account                  $21,589        $46,610       $100,627
--------------------------------------------------------------------------------
 Tax-Deferred Account After            $17,765        $34,528       $ 70,720
--------------------------------------------------------------------------------
 Paying Taxes
--------------------------------------------------------------------------------

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE MFS REGATTA VARIABLE ANNUITY OR ANY OF ITS
INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

                                     CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

     Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003809 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of 1.00323702. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6117130 (14.5645672 X 1.00323702).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

     Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been
12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the annuity unit for the current valuation period would be 12.3843113 (12.3456789 X 1.00323702 (the Net Investment Factor) X 0.99989255).
0.99989255 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 4% per year used to establish the Annuity Payment Rates found in the Contract.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

    Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are
14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3843113. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be
70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3843113).

                           DISTRIBUTION OF THE CONTRACTS

          We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

          Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.86% of Purchase Payments. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."

                       DESIGNATION AND CHANGE OF BENEFICIARY

          The Beneficiary designation in the Application will remain in effect until changed.


          Subject to the rights of an irrevocably designated Beneficiary, you may change or revoke the designation of Beneficiary by filing the change or revocation with us in the form we require. The change or revocation will not be binding on us until we receive it. When we receive it, the change or revocation will be effective as of the date on which it was signed, but the change or revocation will be without prejudice to us on account of any payment we make or any action we take before receiving the change or revocation.

          Please refer to the terms of your particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

                                     CUSTODIAN

          We are the Custodian of the assets of the Variable Account. We will purchase Series Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.


                                FINANCIAL STATEMENTS

          The Financial Statements of Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F for the year ended December 31, 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000



 Assets:                                                                             Shares          Cost             Value
 Investments in MFS/Sun Life Series Trust:                                         -----------  ---------------  ---------------
     Bond Series (BDS)...........................................................    6,945,956  $    72,485,326  $    75,801,229
     Capital Appreciation Series (CAS)...........................................   37,638,137    1,635,436,901    1,563,811,316
     Capital Opportunities Series (COS)..........................................   32,764,491      678,089,522      678,556,339
     Massachusetts Investors Trust Series (MIT)..................................   60,265,885    2,048,447,416    2,116,714,768
     Emerging Growth Series (EGS)................................................   44,167,497    1,126,340,305    1,294,761,902
     Equity Income Series (EIS)..................................................    8,517,056      103,491,732      123,096,195
     Foreign & Colonial Emerging Markets Equity Series (FCE).....................    4,099,557       42,036,603       36,172,421
     International Growth Series (FCG)...........................................    9,804,688      116,223,967      116,091,019
     International Growth and Income Series (FCI)................................    6,061,251       79,600,507       79,749,350
     Government Securities Series (GSS)..........................................   36,895,933      469,497,913      483,680,403
     High Yield Series (HYS).....................................................   36,535,651      319,096,935      278,690,582
     Managed Sectors Series (MSS)................................................   15,462,169      532,038,910      515,662,970
     Massachusetts Investors Growth Stock Series (MIS)...........................   63,183,460      920,880,421      916,516,646
     Money Market Series (MMS)...................................................  407,274,585      407,274,585      407,274,585
     New Discovery Series (NWD)..................................................   12,727,441      209,332,996      203,436,519
     Research Series (RES).......................................................   49,272,086    1,035,114,094    1,165,268,770
     Research Growth and Income Series (RGS).....................................    6,080,086       84,747,546       88,881,190
     Research International Series (RSS).........................................    6,461,987       85,640,617       82,067,000
     Strategic Income Series (SIS)...............................................    3,265,125       32,716,399       32,973,500
     Technology Series (TEC).....................................................    3,743,550       39,324,251       31,977,258
     Total Return Series (TRS)...................................................   87,037,789    1,673,301,652    1,714,191,583
     Utilities Series (UTS)......................................................   28,869,333      500,952,829      550,728,451
     Global Asset Allocation Series (GAA)........................................    7,491,154      109,670,687      112,086,374
     Global Governments Series (GGS).............................................    5,520,332       58,383,981       54,951,929
     Global Growth Series (GGR)..................................................   20,941,469      357,009,908      386,864,303
     Global Total Return Series (GTR)............................................    6,175,093       93,043,314       97,206,196
     Strategic Growth Series (SGS)...............................................    7,950,192       99,085,196       86,726,239
     Global Telecommunications Series (GTS)......................................      211,831        1,681,089        1,399,652
     Mid Cap Growth Series (MCS).................................................    2,903,366       27,549,609       26,352,613
                                                                                                ---------------  ---------------
                                                                                                $12,958,495,211  $13,321,691,302
                                                                                                ===============
 Liability:
   Payable to Sponsor..........................................................................................         (279,403)
                                                                                                                 ---------------
         Net Assets............................................................................................  $13,321,411,899
                                                                                                                 ===============



                                                     Applicable to Owners of
                                               Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:    --------------------------------------   Reserve for
                                                                                       Variable
                                                 Units      Unit Value     Value       Annuities      Total
                                              ------------  ----------  ------------  -----------  ------------
  MFS REGATTA CONTRACTS:
     CAS -- Level 1.........................        11,530   $43.5138   $    511,586  $   46,689   $    558,275
     CAS -- Level 2.........................     6,760,138    17.6165    118,930,021     746,211    119,676,232
     GSS -- Level 1.........................            --    19.1452         15,308          --         15,308
     GSS -- Level 2.........................     2,286,456    12.3292     28,170,455      64,583     28,235,038
     HYS -- Level 1.........................            --    21.1985          9,327       1,960         11,287
     HYS -- Level 2.........................       793,524    10.7858      8,560,582      56,342      8,616,924
     MSS -- Level 1.........................         1,925    43.1986        176,432          --        176,432
     MSS -- Level 2.........................     2,338,746    19.5219     45,497,710     145,062     45,642,772
     MMS -- Level 1.........................        17,506    14.7250        465,085      14,372        479,457
     MMS -- Level 2.........................     1,879,078    11.6753     21,668,078     198,994     21,867,072
     TRS -- Level 1.........................         1,939    31.0297         78,798      26,922        105,720
     TRS -- Level 2.........................     7,233,035    15.6038    112,785,165   1,295,690    114,080,855
     GGS -- Level 1.........................            --    17.4601         11,753      43,625         55,378
     GGS -- Level 2.........................       467,220    10.4696      4,891,197     146,695      5,037,892
                                                                        ------------  ----------   ------------
                                                                        $341,771,497  $2,787,145   $344,558,642
                                                                        ------------  ----------   ------------


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                                Applicable to Owners of
                                                          Deferred Variable Annuity Contracts     Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  --------------------------------------   Variable
                                                           Units     Unit Value      Value        Annuities       Total
                                                         ----------  ----------  --------------  -----------  --------------
  MFS REGATTA GOLD CONTRACTS:
     BDS.........................................         2,088,013   $11.1632   $   23,325,656  $    70,900  $   23,396,556
     CAS.........................................        28,788,776    39.7512    1,144,152,064    6,672,392   1,150,824,456
     COS.........................................        14,107,765    23.5054      331,610,649      630,174     332,240,823
     MIT.........................................        41,704,826    33.0944    1,380,070,314    5,208,217   1,385,278,531
     EGS.........................................        26,624,559    31.8797      848,805,757    2,482,522     851,288,279
     EIS.........................................         2,482,414    14.1123       35,029,470           --      35,029,470
     FCE.........................................         2,106,206     8.5507       18,007,002       69,650      18,076,652
     FCG.........................................         3,565,669    11.5330       41,121,331       90,137      41,211,468
     FCI.........................................         3,893,735    14.6479       57,042,462      119,258      57,161,720
     GSS.........................................        19,297,556    16.1449      311,600,059    1,525,301     313,125,360
     HYS.........................................         9,905,313    17.4566      172,937,634      778,097     173,715,731
     MSS.........................................         9,988,070    36.3635      362,735,711    1,245,724     363,981,435
     MIS.........................................        15,174,988    14.8314      225,045,214      614,989     225,660,203
     MMS.........................................        19,204,526    13.1917      253,381,243    1,505,142     254,886,385
     NWD.........................................         3,434,468    16.4626       56,537,092      147,189      56,684,281
     RES.........................................        32,640,173    27.4545      895,861,573    3,106,197     898,967,770
     RGS.........................................         2,575,213    14.2743       36,760,751      109,786      36,870,537
     RSS.........................................         1,479,722    12.9474       19,160,003        7,435      19,167,438
     SIS.........................................           933,731    10.4119        9,731,528           --       9,731,528
     TEC.........................................           427,471     7.2306        3,090,988           --       3,090,988
     TRS.........................................        48,765,253    25.8470    1,260,204,332    5,706,508   1,265,910,840
     UTS.........................................         9,961,031    30.1152      299,955,671      857,552     300,813,223
     GAA.........................................         5,558,481    17.8190       99,068,332      616,922      99,685,254
     GGS.........................................         2,796,363    14.2380       39,830,602      285,003      40,115,605
     GGR.........................................        12,229,092    24.9770      305,431,837    1,168,731     306,600,568
     GTR.........................................         4,242,817    18.5311       78,621,904      388,442      79,010,346
     SGS.........................................         2,390,144    10.8282       25,880,022      160,152      26,040,174
     GTS.........................................            10,929     7.2836           79,611           --          79,611
     MCS.........................................           730,917     9.2484        6,759,318           --       6,759,318
                                                                                 --------------  -----------  --------------
                                                                                 $8,341,838,130  $33,566,420  $8,375,404,550
                                                                                 --------------  -----------  --------------


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                                Applicable to Owners of
                                                          Deferred Variable Annuity Contracts    Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  -------------------------------------   Variable
                                                           Units     Unit Value      Value       Annuities       Total
                                                         ----------  ----------  -------------  -----------  -------------
  MFS REGATTA CLASSIC CONTRACTS:
     BDS.........................................            29,104   $11.0360   $    321,141     $   --     $    321,141
     CAS.........................................           543,964    17.5473      9,542,181         --        9,542,181
     COS.........................................           485,523    21.9313     10,641,365         --       10,641,365
     MIT.........................................         1,238,791    16.4889     20,416,920        402       20,417,322
     EGS.........................................         1,263,787    21.1925     26,776,379         --       26,776,379
     EIS.........................................            89,759    14.4888      1,300,277         --        1,300,277
     FCE.........................................            79,524     9.0542        719,753         --          719,753
     FCG.........................................           119,386    11.9669      1,428,734         --        1,428,734
     FCI.........................................            90,031    14.2429      1,282,901         --        1,282,901
     GSS.........................................           311,094    12.3626      3,852,942         --        3,852,942
     HYS.........................................           299,513    10.9236      3,265,147         --        3,265,147
     MSS.........................................           297,796    19.0125      5,660,845         --        5,660,845
     MIS.........................................           730,554    14.9288     10,908,008         --       10,908,008
     MMS.........................................           292,942    11.7080      3,431,394         --        3,431,394
     NWD.........................................           225,158    16.5708      3,730,897         --        3,730,897
     RES.........................................         1,050,110    16.6799     17,512,399         --       17,512,399
     RGS.........................................            59,489    14.1418        840,958         --          840,958
     RSS.........................................            71,931    15.3492      1,104,049         --        1,104,049
     SIS.........................................            34,656    10.3918        360,075         --          360,075
     TEC.........................................            21,219     7.2387        153,611         --          153,611
     TRS.........................................         1,811,237    15.4684     28,011,820        890       28,012,710
     UTS.........................................           362,778    20.3946      7,388,822         --        7,388,822
     GAA.........................................            46,359    13.1098        608,387         --          608,387
     GGS.........................................            29,465    10.7567        316,925         --          316,925
     GGR.........................................           161,980    18.3211      2,966,236         --        2,966,236
     GTR.........................................           103,608    14.1702      1,467,677        429        1,468,106
     SGS.........................................           124,043     9.9709      1,236,782         --        1,236,782
     GTS.........................................               987     7.2889          7,197         --            7,197
     MCS.........................................            17,306     9.2506        160,070         --          160,070
                                                                                 ------------     ------     ------------
                                                                                 $165,413,892     $1,721     $165,415,613
                                                                                 ------------     ------     ------------


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                                Applicable to Owners of
                                                          Deferred Variable Annuity Contracts     Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  --------------------------------------   Variable
                                                           Units     Unit Value      Value        Annuities       Total
                                                         ----------  ----------  --------------  -----------  --------------
  MFS REGATTA PLATINUM CONTRACTS:
     BDS.........................................         3,829,426   $10.9776   $   42,040,531  $   21,214   $   42,061,745
     CAS.........................................        16,123,178    12.9537      208,840,865   1,075,133      209,915,998
     COS.........................................        13,234,146    14.7527      195,235,300     396,872      195,632,172
     MIT.........................................        49,003,728    11.2603      551,778,317   1,812,833      553,591,150
     EGS.........................................        17,416,607    16.0186      278,979,541     834,633      279,814,174
     EIS.........................................         3,963,761    14.2652       56,538,115      47,256       56,585,371
     FCE.........................................         1,169,900     9.3494       10,936,740     119,873       11,056,613
     FCG.........................................         4,164,308    11.3110       47,100,258      53,133       47,153,391
     FCI.........................................         1,256,955    11.5075       14,463,725      54,886       14,518,611
     GSS.........................................         9,623,917    11.1320      107,127,330     203,501      107,330,831
     HYS.........................................         7,800,151     9.2019       71,741,864     243,330       71,985,194
     MSS.........................................         4,523,093    15.1253       68,410,605     233,688       68,644,293
     MIS.........................................        32,630,497    14.7585      481,554,423     929,998      482,484,421
     MMS.........................................         5,319,403    10.9862       58,436,533     274,148       58,710,681
     NWD.........................................         4,753,246    16.2788       77,375,239     410,350       77,785,589
     RES.........................................        14,126,725    12.7530      180,153,426     555,788      180,709,214
     RGS.........................................         3,623,901    11.2123       40,631,607      74,567       40,706,174
     RSS.........................................         2,001,503    13.1523       26,324,194     236,665       26,560,859
     SIS.........................................         1,535,324    10.3225       15,848,663      15,688       15,864,351
     TEC.........................................           283,087     7.2300        2,046,823          --        2,046,823
     TRS.........................................        20,955,708    12.0159      251,798,788   1,225,092      253,023,880
     UTS.........................................        11,646,870    14.9137      173,708,503     264,839      173,973,342
     GAA.........................................           694,593    10.9303        7,591,399       5,832        7,597,231
     GGS.........................................           558,947    10.5176        5,877,135      52,957        5,930,092
     GGR.........................................         3,209,391    14.5301       46,629,481     102,594       46,732,075
     GTR.........................................         1,216,055    11.2785       13,715,480      38,078       13,753,558
     SGS.........................................         1,785,408    10.6697       19,048,533          --       19,048,533
     GTS.........................................            31,509     7.1839          226,409          --          226,409
     MCS.........................................           353,162     9.2479        3,265,982          --        3,265,982
                                                                                 --------------  ----------   --------------
                                                                                 $3,057,425,809  $9,282,948   $3,066,708,757
                                                                                 --------------  ----------   --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts    Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------   Variable
                                                           Units    Unit Value      Value       Annuities       Total
                                                         ---------  ----------  -------------  -----------  -------------
  MFS REGATTA EXTRA CONTRACTS:
     BDS -- Level 1.............................            77,459   $10.7940   $    836,092     $    --    $    836,092
     BDS -- Level 2.............................            65,066    10.7836        701,646          --         701,646
     BDS -- Level 3.............................           214,623    10.7767      2,312,917          --       2,312,917
     BDS -- Level 4.............................            86,798    10.7662        934,501          --         934,501
     CAS -- Level 1.............................           693,430     8.8067      6,106,838          --       6,106,838
     CAS -- Level 2.............................         1,128,952     8.7981      9,932,647          --       9,932,647
     CAS -- Level 3.............................         2,130,547     8.7924     18,732,587          --      18,732,587
     CAS -- Level 4.............................           541,268     8.7838      4,752,477          --       4,752,477
     COS -- Level 1.............................         1,309,871     9.3555     12,254,520          --      12,254,520
     COS -- Level 2.............................         1,690,475     9.3464     15,799,775          --      15,799,775
     COS -- Level 3.............................         3,382,049     9.3402     31,589,168          --      31,589,168
     COS -- Level 4.............................         1,139,592     9.3310     10,630,350          --      10,630,350
     MIT -- Level 1.............................         1,567,339    10.0762     15,792,847          --      15,792,847
     MIT -- Level 2.............................         2,171,833    10.0663     21,862,426          --      21,862,426
     MIT -- Level 3.............................         4,232,336    10.0598     42,576,344          --      42,576,344
     MIT -- Level 4.............................         1,325,352    10.0499     13,314,939          --      13,314,939
     EGS -- Level 1.............................         1,479,829     8.7059     12,883,212          --      12,883,212
     EGS -- Level 2.............................         2,015,613     8.6973     17,530,447          --      17,530,447
     EGS -- Level 3.............................         4,326,107     8.6916     37,601,000          --      37,601,000
     EGS -- Level 4.............................         1,307,630     8.6831     11,351,835          --      11,351,835
     EIS -- Level 1.............................           203,752    12.5910      2,565,453          --       2,565,453
     EIS -- Level 2.............................           208,713    12.5789      2,625,371          --       2,625,371
     EIS -- Level 3.............................           454,482    12.5708      5,713,195          --       5,713,195
     EIS -- Level 4.............................           111,256    12.5586      1,396,992          --       1,396,992
     FCE -- Level 1.............................            57,546     8.1666        469,951          --         469,951
     FCE -- Level 2.............................           124,787     8.1587      1,018,101          --       1,018,101
     FCE -- Level 3.............................           128,994     8.1534      1,051,745          --       1,051,745
     FCE -- Level 4.............................            60,368     8.1455        491,687          --         491,687
     FCG -- Level 1.............................           233,234     9.3003      2,169,146          --       2,169,146
     FCG -- Level 2.............................           341,396     9.2913      3,171,996          --       3,171,996
     FCG -- Level 3.............................           818,429     9.2852      7,599,307          --       7,599,307
     FCG -- Level 4.............................           224,129     9.2762      2,078,176          --       2,078,176
     FCI -- Level 1.............................            96,662     9.7297        940,491          --         940,491
     FCI -- Level 2.............................            78,014     9.7205        758,336          --         758,336
     FCI -- Level 3.............................           229,167     9.7143      2,226,203          --       2,226,203
     FCI -- Level 4.............................            11,409     9.7051        110,563          --         110,563
     GSS -- Level 1.............................           217,774    10.7679      2,344,964          --       2,344,964
     GSS -- Level 2.............................           364,621    10.7573      3,922,333          --       3,922,333
     GSS -- Level 3.............................           531,971    10.7502      5,718,811          --       5,718,811
     GSS -- Level 4.............................           310,046    10.7396      3,328,604          --       3,328,604
     HYS -- Level 1.............................           246,939     9.2152      2,275,601          --       2,275,601
     HYS -- Level 2.............................           277,607     9.2064      2,555,758          --       2,555,758
     HYS -- Level 3.............................           410,208     9.2005      3,774,115          --       3,774,115
     HYS -- Level 4.............................           174,044     9.1916      1,599,237          --       1,599,237
     MSS -- Level 1.............................           342,650     8.2945      2,842,108          --       2,842,108
     MSS -- Level 2.............................           485,882     8.2864      4,026,200          --       4,026,200
     MSS -- Level 3.............................         1,051,021     8.2810      8,703,493          --       8,703,493
     MSS -- Level 4.............................           395,973     8.2729      3,273,475          --       3,273,475
     MIS -- Level 1.............................         2,157,835     9.4222     20,331,535          --      20,331,535


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued



                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA EXTRA CONTRACTS: -- CONTINUED
     MIS -- Level 2.............................         2,559,854   $ 9.4130   $ 24,095,833     $    --    $ 24,095,833
     MIS -- Level 3.............................         4,923,997     9.4068     46,319,165          --      46,319,165
     MIS -- Level 4.............................         1,511,093     9.3976     14,147,054          --      14,147,054
     MMS -- Level 1.............................           728,487    10.3184      7,516,806          --       7,516,806
     MMS -- Level 2.............................           741,527    10.3084      7,643,965          --       7,643,965
     MMS -- Level 3.............................         1,220,849    10.3018     12,576,905          --      12,576,905
     MMS -- Level 4.............................           568,861    10.2918      5,849,664          --       5,849,664
     NWD -- Level 1.............................           529,521    10.3314      5,470,703          --       5,470,703
     NWD -- Level 2.............................           869,196    10.3213      8,971,234          --       8,971,234
     NWD -- Level 3.............................         1,704,282    10.3146     17,578,921          --      17,578,921
     NWD -- Level 4.............................           664,181    10.3044      6,842,369          --       6,842,369
     RES -- Level 1.............................           661,535     9.4985      6,283,600          --       6,283,600
     RES -- Level 2.............................           721,446     9.4892      6,845,949          --       6,845,949
     RES -- Level 3.............................         1,500,613     9.4830     14,230,303          --      14,230,303
     RES -- Level 4.............................           443,675     9.4737      4,202,002          --       4,202,002
     RGS -- Level 1.............................            67,362    10.2001        687,107          --         687,107
     RGS -- Level 2.............................           117,704    10.1903      1,199,444          --       1,199,444
     RGS -- Level 3.............................           222,322    10.1838      2,264,077          --       2,264,077
     RGS -- Level 4.............................            91,377    10.1739        929,458          --         929,458
     RSS -- Level 1.............................           307,752     9.2229      2,838,382          --       2,838,382
     RSS -- Level 2.............................           504,142     9.2139      4,645,141          --       4,645,141
     RSS -- Level 3.............................           995,558     9.2080      9,167,060          --       9,167,060
     RSS -- Level 4.............................           272,786     9.1989      2,508,193          --       2,508,193
     SIS -- Level 1.............................            41,244    10.2398        422,325          --         422,325
     SIS -- Level 2.............................            72,666    10.2299        743,367          --         743,367
     SIS -- Level 3.............................           213,393    10.2234      2,181,592          --       2,181,592
     SIS -- Level 4.............................            23,478    10.2135        239,566          --         239,566
     TEC -- Level 1.............................            76,758     7.2283        554,831          --         554,831
     TEC -- Level 2.............................           118,443     7.2234        855,560          --         855,560
     TEC -- Level 3.............................           211,211     7.2201      1,524,959          --       1,524,959
     TEC -- Level 4.............................            80,731     7.2151        582,467          --         582,467
     TRS -- Level 1.............................           531,259    11.4353      6,075,091          --       6,075,091
     TRS -- Level 2.............................           732,960    11.4242      8,373,481          --       8,373,481
     TRS -- Level 3.............................           767,913    11.4169      8,767,151          --       8,767,151
     TRS -- Level 4.............................           263,691    11.4058      3,007,124          --       3,007,124
     UTS -- Level 1.............................           670,496    10.4779      7,025,377          --       7,025,377
     UTS -- Level 2.............................           609,336    10.4676      6,378,303          --       6,378,303
     UTS -- Level 3.............................         1,283,992    10.4608     13,431,577          --      13,431,577
     UTS -- Level 4.............................           401,366    10.4505      4,191,416          --       4,191,416
     GAA -- Level 1.............................            26,394     9.8099        258,923          --         258,923
     GAA -- Level 2.............................            78,745     9.8001        771,716          --         771,716
     GAA -- Level 3.............................           172,825     9.7937      1,692,603          --       1,692,603
     GAA -- Level 4.............................             9,050     9.7841         88,473          --          88,473
     GGS -- Level 1.............................            20,989    10.3268        216,746          --         216,746
     GGS -- Level 2.............................            70,817    10.3167        730,598          --         730,598
     GGS -- Level 3.............................            49,235    10.3100        507,615          --         507,615
     GGS -- Level 4.............................            27,812    10.2999        286,376          --         286,376
     GGR -- Level 1.............................           346,962     9.0816      3,150,977          --       3,150,977
     GGR -- Level 2.............................           349,891     9.0727      3,174,465          --       3,174,465


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA EXTRA CONTRACTS: -- CONTINUED
     GGR -- Level 3.............................           869,483   $ 9.0668   $  7,883,427     $    --    $  7,883,427
     GGR -- Level 4.............................           297,452     9.0579      2,693,256          --       2,693,256
     GTR -- Level 1.............................            37,443    10.1186        378,868          --         378,868
     GTR -- Level 2.............................            42,261    10.1087        427,205          --         427,205
     GTR -- Level 3.............................            61,103    10.1022        617,272          --         617,272
     GTR -- Level 4.............................            19,112    10.0923        192,795          --         192,795
     SGS -- Level 1.............................           253,737     8.5749      2,175,773          --       2,175,773
     SGS -- Level 2.............................           401,168     8.5665      3,436,614          --       3,436,614
     SGS -- Level 3.............................           850,553     8.5609      7,281,535          --       7,281,535
     SGS -- Level 4.............................           236,104     8.5525      2,018,462          --       2,018,462
     GTS -- Level 1.............................             3,116     7.2821         22,691          --          22,691
     GTS -- Level 2.............................            24,218     7.2788        176,276          --         176,276
     GTS -- Level 3.............................            33,185     7.2767        241,477          --         241,477
     GTS -- Level 4.............................             4,925     7.2734         35,824          --          35,824
     MCS -- Level 1.............................            76,464     9.2420        706,681          --         706,681
     MCS -- Level 2.............................           142,977     9.2379      1,320,803          --       1,320,803
     MCS -- Level 3.............................           399,687     9.2351      3,691,168          --       3,691,168
     MCS -- Level 4.............................           137,221     9.2310      1,265,810          --       1,265,810
                                                                                ------------     -------    ------------
                                                                                $709,191,466     $    --    $709,191,466
                                                                                ------------     -------    ------------


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts    Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------   Variable
                                                           Units    Unit Value      Value       Annuities       Total
                                                         ---------  ----------  -------------  -----------  -------------
  MFS REGATTA ACCESS CONTRACTS:
     BDS -- Level 1.............................             9,176   $10.5347   $     96,664     $    --    $     96,664
     BDS -- Level 3.............................            86,674    10.5230        912,064          --         912,064
     BDS -- Level 4.............................            31,146    10.5160        327,529          --         327,529
     BDS -- Level 5.............................            47,680    10.5113        501,176          --         501,176
     BDS -- Level 6.............................             5,855    10.5043         61,446          --          61,446
     CAS -- Level 1.............................            17,139     8.1552        139,770          --         139,770
     CAS -- Level 2.............................            60,648     8.1499        494,276          --         494,276
     CAS -- Level 3.............................           460,577     8.1463      3,751,999          --       3,751,999
     CAS -- Level 4.............................           381,675     8.1410      3,107,214          --       3,107,214
     CAS -- Level 5.............................           374,097     8.1375      3,044,200          --       3,044,200
     CAS -- Level 6.............................           135,475     8.1322      1,101,281          --       1,101,281
     COS -- Level 1.............................           354,251     8.5007      3,011,399          --       3,011,399
     COS -- Level 2.............................           169,833     8.4951      1,442,746          --       1,442,746
     COS -- Level 3.............................         1,194,561     8.4913     10,143,378          --      10,143,378
     COS -- Level 4.............................         1,030,852     8.4856      8,747,433          --       8,747,433
     COS -- Level 5.............................         1,008,384     8.4818      8,552,957          --       8,552,957
     COS -- Level 6.............................           343,358     8.4762      2,908,997          --       2,908,997
     MIT -- Level 1.............................           155,553     9.5952      1,492,565          --       1,492,565
     MIT -- Level 2.............................            79,848     9.5887        765,634          --         765,634
     MIT -- Level 3.............................           710,024     9.5843      6,805,064          --       6,805,064
     MIT -- Level 4.............................           581,022     9.5777      5,564,875          --       5,564,875
     MIT -- Level 5.............................           786,960     9.5734      7,533,867          --       7,533,867
     MIT -- Level 6.............................           176,975     9.5668      1,692,439          --       1,692,439
     EGS -- Level 1.............................            71,231     7.7668        553,239          --         553,239
     EGS -- Level 2.............................           110,511     7.7615        857,732          --         857,732
     EGS -- Level 3.............................           998,232     7.7579      7,744,221          --       7,744,221
     EGS -- Level 4.............................           633,716     7.7526      4,912,963          --       4,912,963
     EGS -- Level 5.............................           974,229     7.7491      7,549,369          --       7,549,369
     EGS -- Level 6.............................           251,053     7.7437      1,943,622          --       1,943,622
     EIS -- Level 1.............................           109,245    11.7525      1,283,898          --       1,283,898
     EIS -- Level 2.............................            32,395    11.7453        380,487          --         380,487
     EIS -- Level 3.............................           294,819    11.7405      3,461,316          --       3,461,316
     EIS -- Level 4.............................           199,328    11.7333      2,338,763          --       2,338,763
     EIS -- Level 5.............................           161,525    11.7284      1,894,438          --       1,894,438
     EIS -- Level 6.............................            37,230    11.7212        435,075          --         435,075
     FCE -- Level 1.............................            14,188     8.3380        118,298          --         118,298
     FCE -- Level 3.............................            68,158     8.3301        567,760          --         567,760
     FCE -- Level 4.............................            31,548     8.3254        262,651          --         262,651
     FCE -- Level 5.............................            42,569     8.3222        354,270          --         354,270
     FCE -- Level 6.............................             5,839     8.3175         48,485          --          48,485
     FCG -- Level 1.............................            32,935     9.1340        300,833          --         300,833
     FCG -- Level 3.............................           181,787     9.1242      1,658,657          --       1,658,657
     FCG -- Level 4.............................           130,104     9.1183      1,186,324          --       1,186,324
     FCG -- Level 5.............................            99,249     9.1144        904,589          --         904,589
     FCG -- Level 6.............................            31,392     9.1085        285,802          --         285,802
     FCI -- Level 1.............................            10,749     9.5757        102,933          --         102,933
     FCI -- Level 3.............................            35,314     9.5657        337,807          --         337,807
     FCI -- Level 4.............................            16,087     9.5597        153,787          --         153,787
     FCI -- Level 5.............................            56,398     9.5558        538,927          --         538,927


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA ACCESS CONTRACTS: -- CONTINUED
     FCI -- Level 6.............................             1,488   $ 9.5498   $     14,223          --    $     14,223
     GSS -- Level 3.............................           276,644    10.5268      2,912,171          --       2,912,171
     GSS -- Level 4.............................           172,554    10.5206      1,815,361          --       1,815,361
     GSS -- Level 5.............................           112,889    10.5164      1,187,189          --       1,187,189
     GSS -- Level 6.............................            31,047    10.5102        326,367          --         326,367
     HYS -- Level 1.............................            16,006     9.1975        147,213          --         147,213
     HYS -- Level 2.............................            56,265     9.1912        517,149          --         517,149
     HYS -- Level 3.............................           220,014     9.1871      2,021,281          --       2,021,281
     HYS -- Level 4.............................           128,702     9.1808      1,181,588          --       1,181,588
     HYS -- Level 5.............................            66,044     9.1766        606,057          --         606,057
     HYS -- Level 6.............................            21,175     9.1703        193,853          --         193,853
     MSS -- Level 2.............................            58,759     8.4348        495,617          --         495,617
     MSS -- Level 3.............................           191,874     8.4311      1,617,706          --       1,617,706
     MSS -- Level 4.............................           294,369     8.4256      2,480,233          --       2,480,233
     MSS -- Level 5.............................           141,896     8.4219      1,195,038          --       1,195,038
     MSS -- Level 6.............................            39,119     8.4164        328,184          --         328,184
     MIS -- Level 1.............................           365,773     8.7095      3,185,698          --       3,185,698
     MIS -- Level 2.............................           112,876     8.7036        982,431          --         982,431
     MIS -- Level 3.............................         1,292,384     8.6997     11,243,402          --      11,243,402
     MIS -- Level 4.............................           947,835     8.6939      8,240,377          --       8,240,377
     MIS -- Level 5.............................         1,040,996     8.6900      9,046,254          --       9,046,254
     MIS -- Level 6.............................           415,337     8.6842      3,605,845          --       3,605,845
     MMS -- Level 1.............................           283,269    10.2182      2,894,488      24,077       2,918,565
     MMS -- Level 2.............................            72,291    10.2114        738,193          --         738,193
     MMS -- Level 3.............................           707,627    10.2068      7,222,622          --       7,222,622
     MMS -- Level 4.............................           535,216    10.2000      5,459,210          --       5,459,210
     MMS -- Level 5.............................           657,819    10.1955      6,706,772          --       6,706,772
     MMS -- Level 6.............................           228,956    10.1887      2,330,558          --       2,330,558
     NWD -- Level 1.............................            36,344     9.1201        331,460          --         331,460
     NWD -- Level 2.............................            43,265     9.1140        394,316          --         394,316
     NWD -- Level 3.............................           390,879     9.1099      3,560,886          --       3,560,886
     NWD -- Level 4.............................           356,653     9.1039      3,246,921          --       3,246,921
     NWD -- Level 5.............................           349,625     9.0998      3,181,516          --       3,181,516
     NWD -- Level 6.............................            72,653     9.0937        660,456          --         660,456
     RES -- Level 2.............................           151,887     8.5408      1,297,237          --       1,297,237
     RES -- Level 3.............................           638,978     8.5369      5,454,881          --       5,454,881
     RES -- Level 4.............................           518,562     8.5310      4,423,875          --       4,423,875
     RES -- Level 5.............................           375,730     8.5271      3,203,902          --       3,203,902
     RES -- Level 6.............................           116,003     8.5213        988,054          --         988,054
     RGS -- Level 2.............................            57,880     9.9879        578,097          --         578,097
     RGS -- Level 3.............................            72,193     9.9838        720,756          --         720,756
     RGS -- Level 4.............................            68,556     9.9776        684,025          --         684,025
     RGS -- Level 5.............................            40,063     9.9735        399,565          --         399,565
     RGS -- Level 6.............................             7,486     9.9674         74,405          --          74,405
     RSS -- Level 1.............................            31,247     9.0485        282,742          --         282,742
     RSS -- Level 3.............................           268,522     9.0384      2,427,015          --       2,427,015
     RSS -- Level 4.............................           195,584     9.0324      1,766,592          --       1,766,592
     RSS -- Level 5.............................           298,934     9.0284      2,698,882          --       2,698,882
     RSS -- Level 6.............................            62,079     9.0223        566,159          --         566,159

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA ACCESS CONTRACTS: -- CONTINUED
     SIS -- Level 1.............................             9,689   $10.0595   $     97,468     $    --    $     97,468
     SIS -- Level 3.............................            39,367    10.0496        395,626          --         395,626
     SIS -- Level 4.............................            35,590    10.0437        357,452          --         357,452
     SIS -- Level 5.............................            21,966    10.0397        220,530          --         220,530
     SIS -- Level 6.............................             1,141    10.0338         11,793          --          11,793
     TEC -- Level 1.............................           281,559     7.7100      2,170,821          --       2,170,821
     TEC -- Level 2.............................           142,694     7.7050      1,099,455          --       1,099,455
     TEC -- Level 3.............................           548,800     7.7016      4,226,652          --       4,226,652
     TEC -- Level 4.............................           538,339     7.6966      4,143,373          --       4,143,373
     TEC -- Level 5.............................           253,221     7.6932      1,948,088          --       1,948,088
     TEC -- Level 6.............................            49,366     7.6882        380,021          --         380,021
     TRS -- Level 1.............................            41,995    10.9931        461,653          --         461,653
     TRS -- Level 2.............................            68,186    10.9864        749,119          --         749,119
     TRS -- Level 3.............................           307,559    10.9819      3,377,578          --       3,377,578
     TRS -- Level 4.............................           295,198    10.9752      3,239,851          --       3,239,851
     TRS -- Level 5.............................           324,903    10.9707      3,564,412          --       3,564,412
     TRS -- Level 6.............................            37,554    10.9640        411,537          --         411,537
     UTS -- Level 1.............................            54,728     9.8521        539,186          --         539,186
     UTS -- Level 2.............................           109,577     9.8458      1,078,870          --       1,078,870
     UTS -- Level 3.............................           526,275     9.8415      5,179,336          --       5,179,336
     UTS -- Level 4.............................           449,790     9.8351      4,423,733          --       4,423,733
     UTS -- Level 5.............................           491,066     9.8308      4,827,592          --       4,827,592
     UTS -- Level 6.............................            50,011     9.8244        488,819          --         488,819
     GAA -- Level 3.............................             9,938     9.4535         93,953          --          93,953
     GAA -- Level 4.............................            15,496     9.4484        146,410          --         146,410
     GAA -- Level 5.............................            37,076     9.4450        350,184          --         350,184
     GAA -- Level 6.............................             1,677     9.4399         15,772          --          15,772
     GGS -- Level 3.............................            38,750    10.3375        400,579          --         400,579
     GGS -- Level 4.............................            12,309    10.3312        127,172          --         127,172
     GGS -- Level 5.............................            10,061    10.3271        103,900          --         103,900
     GGS -- Level 6.............................               490    10.3208          5,033          --           5,033
     GGR -- Level 2.............................            61,167     8.4073        514,249          --         514,249
     GGR -- Level 3.............................           165,543     8.4035      1,391,143          --       1,391,143
     GGR -- Level 4.............................           248,860     8.3977      2,089,868          --       2,089,868
     GGR -- Level 5.............................           244,064     8.3939      2,048,650          --       2,048,650
     GGR -- Level 6.............................            30,327     8.3882        254,086          --         254,086
     GTR -- Level 1.............................             9,849     9.9824         98,318          --          98,318
     GTR -- Level 3.............................            13,660     9.9713        136,205          --         136,205
     GTR -- Level 4.............................            19,009     9.9647        189,420          --         189,420
     GTR -- Level 5.............................            29,500     9.9602        293,829          --         293,829
     GTR -- Level 6.............................             6,961     9.9536         69,234          --          69,234
     SGS -- Level 1.............................           268,479     8.3629      2,245,262          --       2,245,262
     SGS -- Level 2.............................           124,382     8.3575      1,039,516          --       1,039,516
     SGS -- Level 3.............................           648,834     8.3538      5,420,248          --       5,420,248
     SGS -- Level 4.............................           451,638     8.3484      3,770,449          --       3,770,449
     SGS -- Level 5.............................           198,417     8.3448      1,655,740          --       1,655,740
     SGS -- Level 6.............................           185,004     8.3393      1,541,807          --       1,541,807
     GTS -- Level 3.............................            11,974     7.2832         87,210          --          87,210
     GTS -- Level 4.............................             7,540     7.2799         54,887          --          54,887


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA ACCESS CONTRACTS: -- CONTINUED
     GTS -- Level 5.............................            23,618   $ 7.2777   $    171,869     $    --    $    171,869
     MCS -- Level 1.............................            10,530     9.2503         97,409          --          97,409
     MCS -- Level 2.............................            14,752     9.2461        136,395          --         136,395
     MCS -- Level 3.............................            94,439     9.2434        872,937          --         872,937
     MCS -- Level 4.............................           107,236     9.2393        990,779          --         990,779
     MCS -- Level 5.............................           160,531     9.2365      1,482,749          --       1,482,749
     MCS -- Level 6.............................            99,581     9.2324        919,140          --         919,140
                                                                                ------------     -------    ------------
                                                                                $300,219,408     $24,077    $300,243,485
                                                                                ------------     -------    ------------


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts    Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------   Variable
                                                           Units    Unit Value      Value       Annuities       Total
                                                         ---------  ----------  -------------  -----------  -------------
  MFS REGATTA CHOICE CONTRACTS:
     BDS -- Level 2.............................            62,271   $10.5347   $    656,008     $    --    $    656,008
     BDS -- Level 3.............................            29,888    10.5300        314,721          --         314,721
     BDS -- Level 4.............................            41,361    10.5277        435,439          --         435,439
     BDS -- Level 5.............................           128,272    10.5230      1,349,803          --       1,349,803
     BDS -- Level 6.............................            49,564    10.5160        519,473          --         519,473
     CAS -- Level 1.............................             9,289     8.0903         75,150       4,484          79,634
     CAS -- Level 2.............................           358,590     8.0848      2,899,144          --       2,899,144
     CAS -- Level 3.............................           144,013     8.0813      1,163,803          --       1,163,803
     CAS -- Level 4.............................           621,987     8.0795      5,025,322          --       5,025,322
     CAS -- Level 5.............................         1,152,866     8.0759      9,310,382          --       9,310,382
     CAS -- Level 6.............................           410,764     8.0705      3,314,840          --       3,314,840
     COS -- Level 2.............................           542,845     8.2203      4,462,360      10,029       4,472,389
     COS -- Level 3.............................           168,372     8.2166      1,383,439          --       1,383,439
     COS -- Level 4.............................           974,321     8.2147      8,003,760          --       8,003,760
     COS -- Level 5.............................         2,057,010     8.2110     16,890,006          --      16,890,006
     COS -- Level 6.............................           530,318     8.2053      4,350,722          --       4,350,722
     MIT -- Level 2.............................           662,105     9.7233      6,437,881       5,992       6,443,873
     MIT -- Level 3.............................           106,576     9.7190      1,035,812          --       1,035,812
     MIT -- Level 4.............................           744,449     9.7168      7,233,692          --       7,233,692
     MIT -- Level 5.............................         1,982,246     9.7125     19,252,546          --      19,252,546
     MIT -- Level 6.............................           623,357     9.7060      6,049,214          --       6,049,214
     EGS -- Level 1.............................             9,525     7.7721         74,029       4,932          78,961
     EGS -- Level 2.............................           564,969     7.7668      4,387,993          --       4,387,993
     EGS -- Level 3.............................           167,798     7.7632      1,302,661          --       1,302,661
     EGS -- Level 4.............................           913,512     7.7615      7,090,203          --       7,090,203
     EGS -- Level 5.............................         2,170,423     7.7579     16,837,999          --      16,837,999
     EGS -- Level 6.............................           578,558     7.7526      4,485,365          --       4,485,365
     EIS -- Level 2.............................           112,270    12.1428      1,363,271          --       1,363,271
     EIS -- Level 3.............................            20,757    12.1376        251,945          --         251,945
     EIS -- Level 4.............................           131,403    12.1349      1,594,559          --       1,594,559
     EIS -- Level 5.............................           329,803    12.1296      4,000,382          --       4,000,382
     EIS -- Level 6.............................            70,298    12.1217        847,318          --         847,318
     FCE -- Level 2.............................            16,933     8.1595        138,163          --         138,163
     FCE -- Level 3.............................            20,014     8.1559        163,231          --         163,231
     FCE -- Level 4.............................            50,636     8.1540        412,891          --         412,891
     FCE -- Level 5.............................           105,050     8.1504        856,203          --         856,203
     FCE -- Level 6.............................            54,411     8.1450        443,296          --         443,296
     FCG -- Level 1.............................             9,690     9.1063         88,236          --          88,236
     FCG -- Level 2.............................            75,354     9.1002        685,738          --         685,738
     FCG -- Level 3.............................            19,952     9.0962        181,484          --         181,484
     FCG -- Level 4.............................           143,533     9.0941      1,305,313          --       1,305,313
     FCG -- Level 5.............................           395,096     9.0901      3,591,468          --       3,591,468
     FCG -- Level 6.............................           116,665     9.0840      1,059,428          --       1,059,428
     FCI -- Level 2.............................            36,126     9.5954        346,649          --         346,649
     FCI -- Level 4.............................            31,240     9.5915        299,577          --         299,577
     FCI -- Level 5.............................            72,137     9.5855        691,474          --         691,474
     FCI -- Level 6.............................            26,179     9.5796        250,853          --         250,853
     GSS -- Level 2.............................           173,385    10.6258      1,842,349          --       1,842,349
     GSS -- Level 3.............................            20,304    10.6210        215,652          --         215,652
     GSS -- Level 4.............................           209,319    10.6187      2,222,697          --       2,222,697
     GSS -- Level 5.............................           370,992    10.6140      3,937,694          --       3,937,694
     GSS -- Level 6.............................           120,982    10.6069      1,283,193          --       1,283,193


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA CHOICE CONTRACTS: -- CONTINUED
     HYS -- Level 2.............................           112,132   $ 9.1845   $  1,029,879     $    --    $  1,029,879
     HYS -- Level 3.............................            25,020     9.1804        229,694          --         229,694
     HYS -- Level 4.............................           143,301     9.1784      1,315,272          --       1,315,272
     HYS -- Level 5.............................           278,253     9.1743      2,552,777          --       2,552,777
     HYS -- Level 6.............................           104,240     9.1682        955,158          --         955,158
     MSS -- Level 2.............................           160,500     8.8670      1,423,152          --       1,423,152
     MSS -- Level 3.............................            40,787     8.8633        361,509          --         361,509
     MSS -- Level 4.............................           145,449     8.8615      1,288,890          --       1,288,890
     MSS -- Level 5.............................           318,263     8.8577      2,819,093          --       2,819,093
     MSS -- Level 6.............................            64,615     8.8522        569,486          --         569,486
     MIS -- Level 1.............................            41,788     8.7153        364,198      10,053         374,251
     MIS -- Level 2.............................           825,447     8.7095      7,189,214          --       7,189,214
     MIS -- Level 3.............................           147,610     8.7988      1,298,791          --       1,298,791
     MIS -- Level 4.............................         1,222,281     8.7036     10,638,301          --      10,638,301
     MIS -- Level 5.............................         3,410,945     8.6997     29,674,334          --      29,674,334
     MIS -- Level 6.............................           835,704     8.6939      7,263,050          --       7,263,050
     MMS -- Level 1.............................            16,332    10.2312        167,094          --         167,094
     MMS -- Level 2.............................           156,253    10.2243      1,597,571          --       1,597,571
     MMS -- Level 4.............................           136,521    10.2174      1,394,886          --       1,394,886
     MMS -- Level 5.............................           324,280    10.2128      3,311,807          --       3,311,807
     MMS -- Level 6.............................           204,046    10.2059      2,082,689          --       2,082,689
     NWD -- Level 2.............................           228,703     8.5929      1,965,223          --       1,965,223
     NWD -- Level 3.............................            96,431     8.5890        828,245          --         828,245
     NWD -- Level 4.............................           333,331     8.5870      2,862,316          --       2,862,316
     NWD -- Level 5.............................           830,845     8.5831      7,131,229          --       7,131,229
     NWD -- Level 6.............................           274,903     8.5772      2,358,208          --       2,358,208
     RES -- Level 2.............................           287,774     8.8839      2,556,553       4,684       2,561,237
     RES -- Level 3.............................           136,123     8.8800      1,208,774          --       1,208,774
     RES -- Level 4.............................           474,565     8.8781      4,213,231          --       4,213,231
     RES -- Level 5.............................         1,097,956     8.8742      9,743,498          --       9,743,498
     RES -- Level 6.............................           377,470     8.8684      3,347,075          --       3,347,075
     RGS -- Level 2.............................            41,097    10.0616        413,500          --         413,500
     RGS -- Level 3.............................            11,505    10.0574        115,711          --         115,711
     RGS -- Level 4.............................            70,162    10.0554        705,500          --         705,500
     RGS -- Level 5.............................           127,800    10.0512      1,284,536          --       1,284,536
     RGS -- Level 6.............................            40,111    10.0449        402,939          --         402,939
     RSS -- Level 2.............................           147,311     8.9190      1,313,871          --       1,313,871
     RSS -- Level 3.............................            75,847     8.9150        676,174          --         676,174
     RSS -- Level 4.............................           160,450     8.9129      1,430,082          --       1,430,082
     RSS -- Level 5.............................           459,368     8.9089      4,092,445          --       4,092,445
     RSS -- Level 6.............................           113,049     8.9028      1,004,180          --       1,004,180
     SIS -- Level 2.............................            28,461    10.0431        285,832          --         285,832
     SIS -- Level 3.............................            26,165    10.0388        262,662          --         262,662
     SIS -- Level 4.............................            65,392    10.0366        656,316          --         656,316
     SIS -- Level 5.............................            91,957    10.0324        922,540          --         922,540
     SIS -- Level 6.............................            22,010    10.0259        220,596          --         220,596
     TEC -- Level 1.............................            21,540     7.7449        166,828          --         166,828
     TEC -- Level 2.............................           141,204     7.7398      1,092,896          --       1,092,896
     TEC -- Level 3.............................            41,719     7.7365        322,759          --         322,759
     TEC -- Level 4.............................           183,811     7.7348      1,421,734          --       1,421,734
     TEC -- Level 5.............................           644,712     7.7314      4,984,512          --       4,984,512
     TEC -- Level 6.............................           156,214     7.7263      1,207,638          --       1,207,638


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA CHOICE CONTRACTS: -- CONTINUED
     TRS -- Level 2.............................           219,370   $11.2029   $  2,457,576     $13,856    $  2,471,432
     TRS -- Level 3.............................            10,625    11.1981        118,984          --         118,984
     TRS -- Level 4.............................           325,729    11.1957      3,646,755          --       3,646,755
     TRS -- Level 5.............................           556,497    11.1909      6,227,677          --       6,227,677
     TRS -- Level 6.............................           188,022    11.1836      2,102,566          --       2,102,566
     UTS -- Level 2.............................           348,917     9.6922      3,381,763      10,460       3,392,223
     UTS -- Level 3.............................            95,664     9.6878        926,768          --         926,768
     UTS -- Level 4.............................           487,384     9.6856      4,720,588          --       4,720,588
     UTS -- Level 5.............................           985,298     9.6812      9,538,822          --       9,538,822
     UTS -- Level 6.............................           245,771     9.6745      2,376,495          --       2,376,495
     GAA -- Level 2.............................            11,274     9.5718        107,910          --         107,910
     GAA -- Level 3.............................             9,347     9.5681         89,429          --          89,429
     GAA -- Level 4.............................            15,475     9.5662        148,035          --         148,035
     GAA -- Level 5.............................            38,826     9.5625        371,270          --         371,270
     GAA -- Level 6.............................             3,760     9.5568         36,000          --          36,000
     GGS -- Level 2.............................            10,314    10.2736        105,965          --         105,965
     GGS -- Level 3.............................            12,317    10.2690        126,480          --         126,480
     GGS -- Level 4.............................            12,672    10.2667        130,099          --         130,099
     GGS -- Level 5.............................            54,231    10.2622        556,531          --         556,531
     GGS -- Level 6.............................            33,261    10.2553        341,166          --         341,166
     GGR -- Level 2.............................           155,157     8.9115      1,382,692          --       1,382,692
     GGR -- Level 3.............................             4,354     8.9077         38,787          --          38,787
     GGR -- Level 4.............................           201,984     8.9058      1,798,837          --       1,798,837
     GGR -- Level 5.............................           376,659     8.9020      3,353,028          --       3,353,028
     GGR -- Level 6.............................            88,602     8.8963        786,087          --         786,087
     GTR -- Level 2.............................             6,315     9.9684         62,947          --          62,947
     GTR -- Level 4.............................            25,601     9.9630        255,066          --         255,066
     GTR -- Level 5.............................            20,862     9.9593        207,774          --         207,774
     GTR -- Level 6.............................             5,255     9.9538         52,293          --          52,293
     SGS -- Level 2.............................           135,296     8.4758      1,146,734       3,620       1,150,354
     SGS -- Level 3.............................            25,507     8.4721        216,098          --         216,098
     SGS -- Level 4.............................           261,952     8.4703      2,218,809          --       2,218,809
     SGS -- Level 5.............................           599,690     8.4666      5,077,349          --       5,077,349
     SGS -- Level 6.............................           136,093     8.4612      1,151,231          --       1,151,231
     GTS -- Level 2.............................            11,107     7.2886         80,953          --          80,953
     GTS -- Level 3.............................             9,402     7.2865         68,504          --          68,504
     GTS -- Level 4.............................             3,533     7.2854         25,742          --          25,742
     GTS -- Level 5.............................            14,516     7.2832        105,725          --         105,725
     GTS -- Level 6.............................             2,093     7.2799         15,277          --          15,277
     MCS -- Level 2.............................            34,282     9.2503        317,116          --         317,116
     MCS -- Level 3.............................            32,880     9.2475        304,063          --         304,063
     MCS -- Level 4.............................           135,289     9.2461      1,250,905          --       1,250,905
     MCS -- Level 5.............................           257,499     9.2434      2,380,166          --       2,380,166
     MCS -- Level 6.............................            44,338     9.2393        409,435          --         409,435
                                                                                ------------     -------    ------------
                                                                                $359,355,776     $68,110    $359,423,886
                                                                                ------------     -------    ------------


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF CONDITION -- December 31, 2000 -- continued




                                                                Applicable to Owners of
                                                          Deferred Variable Annuity Contracts     Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  --------------------------------------   Variable
                                                           Units    Unit Value       Value        Annuities        Total
                                                         ---------  ----------  ---------------  -----------  ---------------
  MFS REGATTA FLEX 4 CONTRACTS:
     CAS -- Level 5.............................           3,309     $ 8.7653   $        29,008  $        --  $        29,008
     COS -- Level 3.............................             528       8.9505             4,726           --            4,726
     COS -- Level 5.............................             404       8.9472             3,616           --            3,616
     MIT -- Level 3.............................             484       9.7203             4,706           --            4,706
     MIT -- Level 4.............................             309       9.7182             3,000           --            3,000
     MIT -- Level 5.............................           4,449       9.7168            43,226           --           43,226
     EGS -- Level 5.............................           2,246       8.7702            19,690           --           19,690
     EIS -- Level 4.............................             707      10.6075             7,500           --            7,500
     EIS -- Level 5.............................           1,998      10.6059            21,180           --           21,180
     FCG -- Level 5.............................           2,079       9.7135            20,191           --           20,191
     GSS -- Level 5.............................           4,857      10.3667            50,346           --           50,346
     HYS -- Level 5.............................           2,068       9.7171            20,086           --           20,086
     MIS -- Level 3.............................             526       8.9598             4,709           --            4,709
     MIS -- Level 4.............................           1,172       8.9578            10,500           --           10,500
     MIS -- Level 5.............................           3,062       8.9565            27,432           --           27,432
     MMS -- Level 5.............................           9,973      10.0682           100,410           --          100,410
     NWD -- Level 4.............................             164       9.1675             1,500           --            1,500
     NWD -- Level 5.............................           2,248       9.1661            20,610           --           20,610
     RSS -- Level 4.............................             314       9.5692             3,000           --            3,000
     TRS -- Level 3.............................             453      10.3812             4,699           --            4,699
     TRS -- Level 4.............................             289      10.3789             3,000           --            3,000
     TRS -- Level 5.............................             376      10.3774             3,908           --            3,908
     UTS -- Level 5.............................           2,091       9.8905            20,684           --           20,684
     GGR -- Level 5.............................           1,747       9.2069            16,086           --           16,086
     MCS -- Level 4.............................             169       8.8813             1,500           --            1,500
     MCS -- Level 5.............................           2,273       8.8800            20,187           --           20,187
                                                                                ---------------  -----------  ---------------
                                                                                $       465,500  $        --  $       465,500
                                                                                ---------------  -----------  ---------------
     Net Assets...............................................................  $13,275,681,478  $45,730,421  $13,321,411,899
                                                                                ===============  ===========  ===============


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF OPERATIONS -- Year Ended December 31, 2000



                                          BDS            CAS            COS            MIT
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      ------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  2,376,672  $ 229,759,796  $  59,697,952  $ 151,163,534
   Mortality and expense risk
    charges.........................      (748,920)   (22,105,743)    (7,397,836)   (25,648,793)
   Distribution and administrative
    expense charges.................       (89,870)    (2,652,689)      (887,740)    (3,077,855)
                                      ------------  -------------  -------------  -------------
       Net investment income
        (loss)......................  $  1,537,882  $ 205,001,364  $  51,412,376  $ 122,436,886
                                      ------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 13,754,085  $ 404,615,495  $  59,298,268  $ 335,636,379
     Cost of investments sold.......   (13,997,518)  (289,475,762)   (33,473,926)  (225,129,416)
                                      ------------  -------------  -------------  -------------
       Net realized gains
        (losses)....................  $   (243,433) $ 115,139,733  $  25,824,342  $ 110,506,963
                                      ------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  3,315,903  $ (71,625,585) $     466,817  $  68,267,352
     Beginning of year..............      (731,928)   473,751,561    136,961,819    331,150,359
                                      ------------  -------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  4,047,831  $(545,377,146) $(136,495,002) $(262,883,007)
                                      ------------  -------------  -------------  -------------
     Realized and unrealized gains
      (losses)......................  $  3,804,398  $(430,237,413) $(110,670,660) $(152,376,044)
                                      ------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  5,342,280  $(225,236,049) $ (59,258,284) $ (29,939,158)
                                      ============  =============  =============  =============

                                           EGS
                                       Sub-Account
                                      -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 132,865,620
   Mortality and expense risk
    charges.........................    (17,653,345)
   Distribution and administrative
    expense charges.................     (2,118,401)
                                      -------------
       Net investment income
        (loss)......................  $ 113,093,874
                                      -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 174,185,082
     Cost of investments sold.......    (76,408,253)
                                      -------------
       Net realized gains
        (losses)....................  $  97,776,829
                                      -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ 168,421,597
     Beginning of year..............    696,941,762
                                      -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(528,520,165)
                                      -------------
     Realized and unrealized gains
      (losses)......................  $(430,743,336)
                                      -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $(317,649,462)
                                      =============



                                          EIS            FCE            FCG            FCI
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      ------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $    546,227  $       4,859  $   1,557,547  $   8,131,650
   Mortality and expense risk
    charges.........................      (817,047)      (491,167)    (1,133,631)      (999,935)
   Distribution and administrative
    expense charges.................       (98,046)       (58,940)      (136,036)      (119,992)
                                      ------------  -------------  -------------  -------------
       Net investment income
        (loss)......................  $   (368,866) $    (545,248) $     287,880  $   7,011,723
                                      ------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 11,874,492  $  19,608,577  $  36,665,018  $  53,493,994
     Cost of investments sold.......   (10,688,070)   (16,662,160)   (31,280,492)   (51,585,346)
                                      ------------  -------------  -------------  -------------
       Net realized gains
        (losses)....................  $  1,186,422  $   2,946,417  $   5,384,526  $   1,908,648
                                      ------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ 19,604,463  $  (5,864,182) $    (132,948) $     148,843
     Beginning of year..............       815,964      7,573,821     14,196,828     11,755,882
                                      ------------  -------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ 18,788,499  $ (13,438,003) $ (14,329,776) $ (11,607,039)
                                      ------------  -------------  -------------  -------------
     Realized and unrealized gains
      (losses)......................  $ 19,974,921  $ (10,491,586) $  (8,945,250) $  (9,698,391)
                                      ------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 19,606,055  $ (11,036,834) $  (8,657,370) $  (2,686,668)
                                      ============  =============  =============  =============

                                           GSS
                                       Sub-Account
                                      -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  27,076,668
   Mortality and expense risk
    charges.........................     (5,592,042)
   Distribution and administrative
    expense charges.................       (671,045)
                                      -------------
       Net investment income
        (loss)......................  $  20,813,581
                                      -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 142,112,893
     Cost of investments sold.......   (143,756,023)
                                      -------------
       Net realized gains
        (losses)....................  $  (1,643,130)
                                      -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  14,182,490
     Beginning of year..............    (13,183,512)
                                      -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  27,366,002
                                      -------------
     Realized and unrealized gains
      (losses)......................  $  25,722,872
                                      -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  46,536,453
                                      =============


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF OPERATIONS -- YEAR ENDED DECEMBER 31, 2000 -- continued



                                          HYS            MSS            MIS            MMS
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      ------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 26,830,340  $ 115,341,726  $  28,048,136  $  22,048,663
   Mortality and expense risk
    charges.........................    (3,601,020)    (7,562,475)    (9,622,355)    (4,688,059)
   Distribution and administrative
    expense charges.................      (432,122)      (907,497)    (1,154,683)      (562,567)
                                      ------------  -------------  -------------  -------------
       Net investment income
       (loss).......................  $ 22,797,198  $ 106,871,754  $  17,271,098  $  16,798,037
                                      ------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $100,905,968  $ 127,174,981  $  59,635,661  $ 704,416,907
     Cost of investments sold.......  (115,457,467)   (82,422,477)   (39,367,628)  (704,416,907)
                                      ------------  -------------  -------------  -------------
       Net realized gains
       (losses).....................  $(14,551,499) $  44,752,504  $  20,268,033  $          --
                                      ------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $(40,406,353) $ (16,375,940) $  (4,363,775) $          --
     Beginning of year..............    (8,680,569)   284,470,613    114,855,426             --
                                      ------------  -------------  -------------  -------------
       Change in unrealized
       appreciation
       (depreciation)...............  $(31,725,784) $(300,846,553) $(119,219,201) $          --
                                      ------------  -------------  -------------  -------------
   Realized and unrealized gains
    (losses)........................  $(46,277,283) $(256,094,049) $ (98,951,168) $          --
                                      ------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $(23,480,085) $(149,222,295) $ (81,680,070) $  16,798,037
                                      ============  =============  =============  =============



                                          NWD            RES            RGS            RSS
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      ------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  6,461,103  $ 127,950,420  $   1,397,379  $   2,181,345
   Mortality and expense risk
    charges.........................    (1,703,893)   (15,360,179)    (1,017,234)      (648,894)
   Distribution and administrative
    expense charges.................      (204,467)    (1,843,221)      (122,068)       (77,867)
                                      ------------  -------------  -------------  -------------
       Net investment income
        (loss)......................  $  4,552,743  $ 110,747,020  $     258,077  $   1,454,584
                                      ------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 29,303,100  $ 142,562,970  $  18,581,040  $  10,780,660
     Cost of investments sold.......   (17,575,743)   (82,951,340)   (16,169,422)    (8,475,182)
                                      ------------  -------------  -------------  -------------
       Net realized gains
        (losses)....................  $ 11,727,357  $  59,611,630  $   2,411,618  $   2,305,478
                                      ------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ (5,896,477) $ 130,154,676  $   4,133,644  $  (3,573,617)
     Beginning of year..............    21,187,835    369,190,915      5,552,651      6,041,356
                                      ------------  -------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(27,084,312) $(239,036,239) $  (1,419,007) $  (9,614,973)
                                      ------------  -------------  -------------  -------------
   Realized and unrealized gains
    (losses)........................  $(15,356,955) $(179,424,609) $     992,611  $  (7,309,495)
                                      ------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $(10,804,212) $ (68,677,589) $   1,250,688  $  (5,854,911)
                                      ============  =============  =============  =============

                                           SIS
                                       Sub-Account
                                      -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $     896,243
   Mortality and expense risk
    charges.........................       (301,003)
   Distribution and administrative
    expense charges.................        (36,120)
                                      -------------
       Net investment income
        (loss)......................  $     559,120
                                      -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $   6,293,880
     Cost of investments sold.......     (6,135,359)
                                      -------------
       Net realized gains
        (losses)....................  $     158,521
                                      -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $     257,101
     Beginning of year..............        463,814
                                      -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $    (206,713)
                                      -------------
   Realized and unrealized gains
    (losses)........................  $     (48,192)
                                      -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $     510,928
                                      =============


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENT OF OPERATIONS -- YEAR ENDED DECEMBER 31, 2000 -- continued



                                         TEC(a)          TRS            UTS            GAA
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      ------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $         --  $ 162,152,566  $  43,299,993  $   6,310,603
   Mortality and expense risk
    charges.........................       (84,183)   (19,977,714)    (5,801,483)    (1,463,441)
   Distribution and administrative
    expense charges.................       (10,102)    (2,397,326)      (696,178)      (175,613)
                                      ------------  -------------  -------------  -------------
       Net investment income
        (loss)......................  $    (94,285) $ 139,777,526  $  36,802,332  $   4,671,549
                                      ------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  1,089,248  $ 437,583,044  $  36,501,474  $  18,697,962
     Cost of investments sold.......    (1,261,166)  (405,658,555)   (25,602,884)   (16,412,606)
                                      ------------  -------------  -------------  -------------
       Net realized gains
        (losses)....................  $   (171,918) $  31,924,489  $  10,898,590  $   2,285,356
                                      ------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ (7,346,993) $  40,889,931  $  49,775,622  $   2,415,687
     Beginning of year..............            --    (14,746,361)    77,255,375     13,719,084
                                      ------------  -------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ (7,346,993) $  55,636,292  $ (27,479,753) $ (11,303,397)
                                      ------------  -------------  -------------  -------------
   Realized and unrealized gains
    (losses)........................  $ (7,518,911) $  87,560,781  $ (16,581,163) $  (9,018,041)
                                      ------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ (7,613,196) $ 227,338,307  $  20,221,169  $  (4,346,492)
                                      ============  =============  =============  =============

                                           GGS
                                       Sub-Account
                                      -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   2,420,231
   Mortality and expense risk
    charges.........................       (703,794)
   Distribution and administrative
    expense charges.................        (84,455)
                                      -------------
       Net investment income
        (loss)......................  $   1,631,982
                                      -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  21,940,086
     Cost of investments sold.......    (26,088,019)
                                      -------------
       Net realized gains
        (losses)....................  $  (4,147,933)
                                      -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  (3,432,052)
     Beginning of year..............     (5,513,624)
                                      -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $   2,081,572
                                      -------------
   Realized and unrealized gains
    (losses)........................  $  (2,066,361)
                                      -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $    (434,379)
                                      =============



                                           GGR            GTR            SGS          GTS(b)
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  63,822,469  $   7,281,344  $      27,121  $          --
   Mortality and expense risk
    charges.........................     (5,269,745)    (1,197,368)      (649,970)        (2,843)
   Distribution and administrative
    expense charges.................       (632,369)      (143,684)       (77,996)          (341)
                                      -------------  -------------  -------------  -------------
       Net investment income
        (loss)......................  $  57,920,355  $   5,940,292  $    (700,845) $      (3,184)
                                      -------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  74,146,265  $  16,807,198  $  12,683,045  $      27,491
     Cost of investments sold.......    (48,140,444)   (14,227,229)   (11,644,958)       (30,602)
                                      -------------  -------------  -------------  -------------
       Net realized gains
        (losses)....................  $  26,005,821  $   2,579,969  $   1,038,087  $      (3,111)
                                      -------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  29,854,395  $   4,162,882  $ (12,358,957) $    (281,437)
     Beginning of year..............    178,498,769     11,918,237      1,072,320             --
                                      -------------  -------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(148,644,374) $  (7,755,355) $ (13,431,277) $    (281,437)
                                      -------------  -------------  -------------  -------------
   Realized and unrealized gains
    (losses)........................  $(122,638,553) $  (5,175,386) $ (12,393,190) $    (284,548)
                                      -------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ (64,718,198) $     764,906  $ (13,094,035) $    (287,732)
                                      =============  =============  =============  =============

                                         MCS(b)
                                       Sub-Account
                                      -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $          --
   Mortality and expense risk
    charges.........................        (51,675)
   Distribution and administrative
    expense charges.................         (6,201)
                                      -------------
       Net investment income
        (loss)......................  $     (57,876)
                                      -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $     698,854
     Cost of investments sold.......       (758,794)
                                      -------------
       Net realized gains
        (losses)....................  $     (59,940)
                                      -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  (1,196,996)
     Beginning of year..............             --
                                      -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  (1,196,996)
                                      -------------
   Realized and unrealized gains
    (losses)........................  $  (1,256,936)
                                      -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  (1,314,812)
                                      =============



(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.


(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENTS OF CHANGES IN NET ASSETS



                                              BDS                               CAS
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................   $ 1,537,882    $   (64,548)  $ 205,001,364   $      144,473,869
   Net realized gains
    (losses)....................      (243,433)       (20,595)    115,139,733          105,714,742
   Net unrealized gains
    (losses)....................     4,047,831     (1,017,930)   (545,377,146)         186,413,366
                                   -----------    -----------   --------------  ------------------
       Increase (Decrease) in
        net assets from
        operations..............   $ 5,342,280    $(1,103,073)  $(225,236,049)  $      436,601,977
                                   -----------    -----------   --------------  ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................   $12,292,708    $11,283,792   $ 120,462,569   $       76,869,793
     Net transfers between
      Sub-Accounts and Fixed
      Account...................    11,704,451     26,002,672      53,567,502            2,132,992
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........    (5,586,301)    (3,714,192)   (220,619,568)        (174,746,999)
                                   -----------    -----------   --------------  ------------------
       Net accumulation
        activity................   $18,410,858    $33,572,272   $ (46,589,497)  $      (95,744,214)
                                   -----------    -----------   --------------  ------------------
   Annuitization Activity:
     Annuitizations.............   $    20,734    $    79,698   $   1,565,991   $        1,893,718
     Annuity payments and
      contract charges..........       (90,994)       (25,302)     (1,975,291)          (1,271,221)
     Net Transfers between
      Sub-Accounts..............            --             --           1,603              109,831
     Adjustments to annuity
      reserves..................       (52,288)         2,648         (31,320)            (272,714)
                                   -----------    -----------   --------------  ------------------
       Net annuitization
        activity................   $  (122,548)   $    57,044   $    (439,017)  $          459,614
                                   -----------    -----------   --------------  ------------------
       Increase (Decrease) in
        net assets from contract
        owner transactions......   $18,288,310    $33,629,316   $ (47,028,514)  $      (95,284,600)
                                   -----------    -----------   --------------  ------------------
     Increase (Decrease) in net
      assets....................   $23,630,590    $32,526,243   $(272,264,563)  $      341,317,377
 NET ASSETS:
   Beginning of year............    52,108,331     19,582,088   1,835,767,127        1,494,449,750
                                   -----------    -----------   --------------  ------------------
   End of year..................   $75,738,921    $52,108,331   $1,563,502,564  $    1,835,767,127
                                   ===========    ===========   ==============  ==================

                                             COS
                                         Sub-Account
                                 ----------------------------
                                  Year Ended     Year Ended
                                 December 31,   December 31,
                                     2000           1999
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $ 51,412,376   $  1,603,428
   Net realized gains
    (losses)...................    25,824,342     10,214,814
   Net unrealized gains
    (losses)...................  (136,495,002)   104,479,069
                                 ------------   ------------
       Increase (Decrease) in
        net assets from
        operations.............  $(59,258,284)  $116,297,311
                                 ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $188,488,711   $ 42,581,763
     Net transfers between
      Sub-Accounts and Fixed
      Account..................   173,050,060    100,363,903
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........   (52,708,744)   (18,079,962)
                                 ------------   ------------
       Net accumulation
        activity...............  $308,830,027   $124,865,704
                                 ------------   ------------
   Annuitization Activity:
     Annuitizations............  $    645,834   $    359,014
     Annuity payments and
      contract charges.........      (448,595)      (143,073)
     Net Transfers between
      Sub-Accounts.............            --         33,759
     Adjustments to annuity
      reserves.................       205,602        (43,544)
                                 ------------   ------------
       Net annuitization
        activity...............  $    402,841   $    206,156
                                 ------------   ------------
       Increase (Decrease) in
        net assets from contrac
        owner transactions.....  $309,232,868   $125,071,860
                                 ------------   ------------
     Increase (Decrease) in net
      assets...................  $249,974,584   $241,369,171
 NET ASSETS:
   Beginning of year...........   428,729,157    187,359,986
                                 ------------   ------------
   End of year.................  $678,703,741   $428,729,157
                                 ============   ============


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENTS OF CHANGES IN NET ASSETS -- continued



                                             MIT                                EGS
                                         Sub-Account                        Sub-Account
                                ------------------------------  -----------------------------------
                                  Year Ended      Year Ended      Year Ended        Year Ended
                                 December 31,    December 31,    December 31,      December 31,
                                     2000            1999            2000              1999
                                --------------  --------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)....................  $ 122,436,886   $  116,479,963  $ 113,093,874   $          452,941
   Net realized gains
    (losses)..................    110,506,963      116,205,611     97,776,829           60,071,700
   Net unrealized gains
    (losses)..................   (262,883,007)    (121,684,348)  (528,520,165)         502,048,606
                                --------------  --------------  --------------  ------------------
       Increase (Decrease) in
        net assets from
        operations............  $ (29,939,158)  $  111,001,226  $(317,649,462)  $      562,573,247
                                --------------  --------------  --------------  ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received................  $ 204,855,593   $  200,798,865  $ 211,141,201   $       72,378,390
     Net transfers between
      Sub-Accounts and Fixed
      Account.................     47,197,414      215,949,849    168,377,777           80,609,004
     Withdrawals, surrenders,
      annuitizations and
      contract charges........   (201,810,388)    (159,633,917)  (121,215,216)         (63,348,442)
                                --------------  --------------  --------------  ------------------
       Net accumulation
        activity..............  $  50,242,619   $  257,114,797  $ 258,303,762   $       89,638,952
                                --------------  --------------  --------------  ------------------
   Annuitization Activity:
     Annuitizations...........  $   1,238,034   $    2,805,581  $   1,078,807   $        1,166,495
     Annuity payments and
      contract charges........     (1,378,085)        (993,419)      (980,952)            (240,170)
     Net Transfers between
      Sub-Accounts............         18,376          (31,426)            70               24,221
     Adjustments to annuity
      reserves................       (147,752)         (68,461)       152,251               (5,370)
                                --------------  --------------  --------------  ------------------
       Net annuitization
        activity..............  $    (269,427)  $    1,712,275  $     250,176   $          945,176
                                --------------  --------------  --------------  ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions..............  $  47,973,192   $  258,827,072  $ 258,553,938   $       90,584,128
                                --------------  --------------  --------------  ------------------
     Increase (Decrease) in
      net assets..............  $  20,034,034   $  369,828,298  $ (59,095,524)  $      653,157,375
 NET ASSETS:
   Beginning of year..........  2,096,720,038    1,726,891,740  1,354,104,868          700,947,493
                                --------------  --------------  --------------  ------------------
   End of year................  $2,116,754,072  $2,096,720,038  $1,295,009,344  $    1,354,104,868
                                ==============  ==============  ==============  ==================

                                           EIS
                                       Sub-Account
                               ----------------------------
                                Year Ended     Year Ended
                               December 31,   December 31,
                                   2000           1999
                               -------------  -------------
 OPERATIONS:
   Net investment income
    (loss)...................  $   (368,866)   $  (268,821)
   Net realized gains
    (losses).................     1,186,422        950,678
   Net unrealized gains
    (losses).................    18,788,499        220,608
                               ------------    -----------
       Increase (Decrease) in
        net assets from
        operations...........  $ 19,606,055    $   902,465
                               ------------    -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received...............  $ 28,419,453    $11,769,375
     Net transfers between
      Sub-Accounts and Fixed
      Account................    40,299,271     22,083,804
     Withdrawals, surrenders,
      annuitizations and
      contract charges.......    (6,195,560)    (2,323,339)
                               ------------    -----------
       Net accumulation
        activity.............  $ 62,523,164    $31,529,840
                               ------------    -----------
   Annuitization Activity:
     Annuitizations..........  $     31,514    $    12,343
     Annuity payments and
      contract charges.......          (762)          (181)
     Net Transfers between
      Sub-Accounts...........            --             --
     Adjustments to annuity
      reserves...............           243           (177)
                               ------------    -----------
       Net annuitization
        activity.............  $     30,995    $    11,985
                               ------------    -----------
   Increase (Decrease) in net
    assets from contract owne
    transactions.............  $ 62,554,159    $31,541,825
                               ------------    -----------
     Increase (Decrease) in
      net assets.............  $ 82,160,214    $32,444,290
 NET ASSETS:
   Beginning of year.........    40,936,047      8,491,757
                               ------------    -----------
   End of year...............  $123,096,261    $40,936,047
                               ============    ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENTS OF CHANGES IN NET ASSETS -- continued



                                              FCE                               FCG
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................  $   (545,248)   $  (333,930)  $     287,880   $         (399,246)
   Net realized gains
    (losses)....................     2,946,417     (1,729,186)      5,384,526            1,603,586
   Net unrealized gains
    (losses)....................   (13,438,003)    12,931,317     (14,329,776)          14,716,273
                                  ------------    -----------   -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations..............  $(11,036,834)   $10,868,201   $  (8,657,370)  $       15,920,613
                                  ------------    -----------   -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................  $  8,051,513    $ 2,257,666   $  32,252,354   $        7,721,195
     Net transfers between
      Sub-Accounts and Fixed
      Account...................     5,817,273     10,148,747      32,339,634           10,540,394
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........    (4,459,000)    (2,575,449)     (6,112,540)          (3,292,901)
                                  ------------    -----------   -------------   ------------------
       Net accumulation
        activity................  $  9,409,786    $ 9,830,964   $  58,479,448   $       14,968,688
                                  ------------    -----------   -------------   ------------------
   Annuitization Activity:
     Annuitizations.............  $     61,320    $   154,638   $      69,727   $           39,173
     Annuity payments and
      contract charges..........      (139,157)        (8,635)        (23,992)              (9,967)
     Net transfers between
      Sub-Accounts..............            --         54,153              --                   --
     Adjustments to annuity
      reserves..................        81,906         (3,330)          2,479              (15,216)
                                  ------------    -----------   -------------   ------------------
       Net annuitization
        activity................  $      4,069    $   196,826   $      48,214   $           13,990
                                  ------------    -----------   -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $  9,413,855    $10,027,790   $  58,527,662   $       14,982,678
                                  ------------    -----------   -------------   ------------------
     Increase (Decrease) in net
      assets....................  $ (1,622,979)   $20,895,991   $  49,870,292   $       30,903,291
 NET ASSETS:
   Beginning of year............    37,872,729     16,976,738      66,209,989           35,306,698
                                  ------------    -----------   -------------   ------------------
   End of year..................  $ 36,249,750    $37,872,729   $ 116,080,281   $       66,209,989
                                  ============    ===========   =============   ==================

                                             FCI
                                         Sub-Account
                                 ----------------------------
                                  Year Ended     Year Ended
                                 December 31,   December 31,
                                     2000           1999
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $  7,011,723    $ 1,191,818
   Net realized gains
    (losses)...................     1,908,648      5,298,157
   Net unrealized gains
    (losses)...................   (11,607,039)     5,260,268
                                 ------------    -----------
       Increase (Decrease) in
        net assets from
        operations.............  $ (2,686,668)   $11,750,243
                                 ------------    -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $  8,797,559    $ 4,415,080
     Net transfers between
      Sub-Accounts and Fixed
      Account..................     1,735,722     (1,761,772)
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (9,033,320)    (5,447,333)
                                 ------------    -----------
       Net accumulation
        activity...............  $  1,499,961    $(2,794,025)
                                 ------------    -----------
   Annuitization Activity:
     Annuitizations............  $     54,002    $    59,613
     Annuity payments and
      contract charges.........       (27,655)       (14,579)
     Net transfers between
      Sub-Accounts.............            --             --
     Adjustments to annuity
      reserves.................        (1,298)        (4,391)
                                 ------------    -----------
       Net annuitization
        activity...............  $     25,049    $    40,643
                                 ------------    -----------
   Increase (Decrease) in net
    assets from contract owner
    transactions...............  $  1,525,010    $(2,753,382)
                                 ------------    -----------
     Increase (Decrease) in net
      assets...................  $ (1,161,658)   $ 8,996,861
 NET ASSETS:
   Beginning of year...........    80,896,713     71,899,852
                                 ------------    -----------
   End of year.................  $ 79,735,055    $80,896,713
                                 ============    ===========


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENTS OF CHANGES IN NET ASSETS -- continued



                                              GSS                               HYS
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................  $ 20,813,581   $ 15,668,791   $  22,797,198   $       20,575,633
   Net realized gains
    (losses)....................    (1,643,130)    (2,683,104)    (14,551,499)          (3,849,529)
   Net unrealized gains
    (losses)....................    27,366,002    (27,290,375)    (31,725,784)            (700,282)
                                  ------------   ------------   -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations..............  $ 46,536,453   $(14,304,688)  $ (23,480,085)  $       16,025,822
                                  ------------   ------------   -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................  $ 35,907,984   $ 26,767,871   $  28,351,368   $       20,195,648
     Net transfers between
      Sub-Accounts and Fixed
      Account...................    29,420,853     91,170,433       4,517,525           20,734,522
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........   (72,893,970)   (59,337,154)    (37,586,369)         (36,583,190)
                                  ------------   ------------   -------------   ------------------
       Net accumulation
        activity................  $ (7,565,133)  $ 58,601,150   $  (4,717,476)  $        4,346,980
                                  ------------   ------------   -------------   ------------------
   Annuitization Activity:
     Annuitizations.............  $    709,592   $    665,654   $     459,830   $          333,040
     Annuity payments and
      contract charges..........      (510,647)      (452,725)       (353,292)            (295,312)
     Net transfers between
      Sub-Accounts..............        17,643         (3,904)             --                   --
     Adjustments to annuity
      reserves..................      (161,780)        (4,610)        (65,995)             (22,546)
                                  ------------   ------------   -------------   ------------------
       Net annuitization
        activity................  $     54,808   $    204,415   $      40,543   $           15,182
                                  ------------   ------------   -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $ (7,510,325)  $ 58,805,565   $  (4,676,933)  $        4,362,162
                                  ------------   ------------   -------------   ------------------
     Increase (Decrease) in net
      assets....................  $ 39,026,128   $ 44,500,877   $ (28,157,018)  $       20,387,984
 NET ASSETS:
   Beginning of year............   444,641,082    400,140,205     306,726,019          286,338,035
                                  ------------   ------------   -------------   ------------------
   End of year..................  $483,667,210   $444,641,082   $ 278,569,001   $      306,726,019
                                  ============   ============   =============   ==================

                                             MSS
                                         Sub-Account
                                 ----------------------------
                                  Year Ended     Year Ended
                                 December 31,   December 31,
                                     2000           1999
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $106,871,754   $ (5,294,340)
   Net realized gains
    (losses)...................   44,752,504      15,953,711
   Net unrealized gains
    (losses)...................  (300,846,553)   267,741,266
                                 -------------  ------------
       Increase (Decrease) in
        net assets from
        operations.............  $(149,222,295) $278,400,637
                                 -------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $58,847,500    $ 16,920,035
     Net transfers between
      Sub-Accounts and Fixed
      Account..................   55,157,431      52,096,752
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........  (79,521,840)    (51,120,379)
                                 -------------  ------------
       Net accumulation
        activity...............  $34,483,091    $ 17,896,408
                                 -------------  ------------
   Annuitization Activity:
     Annuitizations............  $   561,125    $    135,661
     Annuity payments and
      contract charges.........     (555,108)       (320,573)
     Net transfers between
      Sub-Accounts.............           --         118,980
     Adjustments to annuity
      reserves.................      (17,561)        (51,415)
                                 -------------  ------------
       Net annuitization
        activity...............  $   (11,544)   $   (117,347)
                                 -------------  ------------
   Increase (Decrease) in net
    assets from contract owner
    transactions...............  $34,471,547    $ 17,779,061
                                 -------------  ------------
     Increase (Decrease) in net
      assets...................  $(114,750,748) $296,179,698
 NET ASSETS:
   Beginning of year...........  630,280,709     334,101,011
                                 -------------  ------------
   End of year.................  $515,529,961   $630,280,709
                                 =============  ============


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENTS OF CHANGES IN NET ASSETS -- continued



                                              MIS                               MMS
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................  $ 17,271,098   $   (519,923)  $  16,798,037   $       14,066,908
   Net realized gains
    (losses)....................    20,268,033      6,220,402              --                   --
   Net unrealized gains
    (losses)....................  (119,219,201)   103,443,251              --                   --
                                  ------------   ------------   -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations..............  $(81,680,070)  $109,143,730   $  16,798,037   $       14,066,908
                                  ------------   ------------   -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................  $267,501,421   $137,436,213   $ 149,152,285   $       77,465,420
     Net transfers between
      Sub-Accounts and Fixed
      Account...................   259,239,622    223,731,514      (3,045,639)         176,379,832
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........   (60,579,090)   (20,457,443)   (210,393,152)        (230,737,769)
                                  ------------   ------------   -------------   ------------------
       Net accumulation
        activity................  $466,161,953   $340,710,284   $ (64,286,506)  $       23,107,483
                                  ------------   ------------   -------------   ------------------
   Annuitization Activity:
     Annuitizations.............  $    744,161   $    755,518   $     196,898   $        1,593,879
     Annuity payments and
      contract charges..........      (510,101)       (48,148)       (341,950)            (347,973)
     Net transfers between
      Sub-Accounts..............            --         47,324            (349)            (646,987)
     Adjustments to annuity
      reserves..................       268,875        (53,623)        (18,308)             (33,773)
                                  ------------   ------------   -------------   ------------------
       Net annuitization
        activity................  $    502,935   $    701,071   $    (163,709)  $          565,146
                                  ------------   ------------   -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $466,664,888   $341,411,355   $ (64,450,215)  $       23,672,629
                                  ------------   ------------   -------------   ------------------
     Increase (Decrease) in net
      assets....................  $384,984,818   $450,555,085   $ (47,652,178)  $       37,739,537
 NET ASSETS:
   Beginning of year............   531,745,990     81,190,905     454,644,884          416,905,347
                                  ------------   ------------   -------------   ------------------
   End of year..................  $916,730,808   $531,745,990   $ 406,992,706   $      454,644,884
                                  ============   ============   =============   ==================

                                             NWD
                                         Sub-Account
                                 ----------------------------
                                  Year Ended     Year Ended
                                 December 31,   December 31,
                                     2000           1999
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $  4,552,743   $   (241,342)
   Net realized gains
    (losses)...................    11,727,357      1,355,381
   Net unrealized gains
    (losses)...................   (27,084,312)    19,683,822
                                 ------------   ------------
       Increase (Decrease) in
        net assets from
        operations.............  $(10,804,212)  $ 20,797,861
                                 ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $ 77,725,960   $ 10,051,271
     Net transfers between
      Sub-Accounts and Fixed
      Account..................    83,840,994     20,319,479
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (9,896,594)    (2,113,261)
                                 ------------   ------------
       Net accumulation
        activity...............  $151,670,360   $ 28,257,489
                                 ------------   ------------
   Annuitization Activity:
     Annuitizations............  $    162,539   $    339,593
     Annuity payments and
      contract charges.........      (291,928)       (15,934)
     Net transfers between
      Sub-Accounts.............            --         41,259
     Adjustments to annuity
      reserves.................       219,356        (46,627)
                                 ------------   ------------
       Net annuitization
        activity...............  $     89,967   $    318,291
                                 ------------   ------------
   Increase (Decrease) in net
    assets from contract owner
    transactions...............  $151,760,327   $ 28,575,780
                                 ------------   ------------
     Increase (Decrease) in net
      assets...................  $140,956,115   $ 49,373,641
 NET ASSETS:
   Beginning of year...........    62,650,765     13,277,124
                                 ------------   ------------
   End of year.................  $203,606,880   $ 62,650,765
                                 ============   ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENTS OF CHANGES IN NET ASSETS -- continued



                                             RES                                RGS
                                         Sub-Account                        Sub-Account
                                ------------------------------  -----------------------------------
                                  Year Ended      Year Ended      Year Ended        Year Ended
                                 December 31,    December 31,    December 31,      December 31,
                                     2000            1999            2000              1999
                                --------------  --------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)....................  $ 110,747,020   $   19,843,457  $     258,077   $         (620,571)
   Net realized gains
    (losses)..................     59,611,630       51,545,740      2,411,618            1,981,525
   Net unrealized gains
    (losses)..................   (239,036,239)     146,995,453     (1,419,007)           2,065,260
                                --------------  --------------  -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations............  $ (68,677,589)  $  218,384,650  $   1,250,688   $        3,426,214
                                --------------  --------------  -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received................  $ 100,944,068   $   60,172,716  $  12,619,642   $       12,282,216
     Net transfers between
      Sub-Accounts and Fixed
      Account.................     51,033,381       46,692,915      9,092,151           27,754,724
     Withdrawals, surrenders,
      annuitizations and
      contract charges........   (113,908,235)     (78,027,604)    (9,255,795)          (4,602,039)
                                --------------  --------------  -------------   ------------------
       Net accumulation
        activity..............  $  38,069,214   $   28,838,027  $  12,455,998   $       35,434,901
                                --------------  --------------  -------------   ------------------
   Annuitization Activity:
     Annuitizations...........  $     897,331   $      727,314  $      46,392   $           45,656
     Annuity payments and
      contract charges........       (661,710)        (340,066)       (33,136)             (22,411)
     Net transfers between
      Sub-Accounts............         18,306           45,500             --                   --
     Adjustments to annuity
      reserves................         (3,286)        (116,242)        (2,338)                 646
                                --------------  --------------  -------------   ------------------
       Net annuitization
        activity..............  $     250,641   $      316,506  $      10,918   $           23,891
                                --------------  --------------  -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions..............  $  38,319,855   $   29,154,533  $  12,466,916   $       35,458,792
                                --------------  --------------  -------------   ------------------
     Increase (Decrease) in
      net assets..............  $ (30,357,734)  $  247,539,183  $  13,717,604   $       38,885,006
 NET ASSETS:
   Beginning of year..........  1,195,550,735      948,011,552     75,159,185           36,274,179
                                --------------  --------------  -------------   ------------------
   End of year................  $1,165,193,001  $1,195,550,735  $  88,876,789   $       75,159,185
                                ==============  ==============  =============   ==================

                                           RSS
                                       Sub-Account
                               ----------------------------
                                Year Ended     Year Ended
                               December 31,   December 31,
                                   2000           1999
                               -------------  -------------
 OPERATIONS:
   Net investment income
    (loss)...................   $ 1,454,584    $  (141,943)
   Net realized gains
    (losses).................     2,305,478      1,511,865
   Net unrealized gains
    (losses).................    (9,614,973)     5,914,674
                                -----------    -----------
       Increase (Decrease) in
        net assets from
        operations...........   $(5,854,911)   $ 7,284,596
                                -----------    -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received...............   $41,763,940    $ 4,475,044
     Net transfers between
      Sub-Accounts and Fixed
      Account................    19,743,913     15,355,290
     Withdrawals, surrenders,
      annuitizations and
      contract charges.......    (3,286,019)    (1,000,866)
                                -----------    -----------
       Net accumulation
        activity.............   $58,221,834    $18,829,468
                                -----------    -----------
   Annuitization Activity:
     Annuitizations..........   $    89,297    $   206,502
     Annuity payments and
      contract charges.......      (229,096)            --
     Net transfers between
      Sub-Accounts...........            --             --
     Adjustments to annuity
      reserves...............       185,264             --
                                -----------    -----------
       Net annuitization
        activity.............   $    45,465    $   206,502
                                -----------    -----------
   Increase (Decrease) in net
    assets from contract owne
    transactions.............   $58,267,299    $19,035,970
                                -----------    -----------
     Increase (Decrease) in
      net assets.............   $52,412,388    $26,320,566
 NET ASSETS:
   Beginning of year.........    29,839,876      3,519,310
                                -----------    -----------
   End of year...............   $82,252,264    $29,839,876
                                ===========    ===========


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENTS OF CHANGES IN NET ASSETS -- continued



                                                  SIS                     TEC
                                              Sub-Account             Sub-Account
                                      ----------------------------  ---------------
                                       Year Ended     Year Ended     Period Ended
                                      December 31,   December 31,    December 31,
                                          2000           1999           2000(a)
                                      -------------  -------------  ---------------
 OPERATIONS:
   Net investment income (loss).....   $   559,120    $    83,369   $      (94,285)
   Net realized gains (losses)......       158,521         89,915         (171,918)
   Net unrealized gains (losses)....      (206,713)       246,639       (7,346,993)
                                       -----------    -----------   ---------------
       Increase (Decrease) in net
        assets from operations......   $   510,928    $   419,923   $   (7,613,196)
                                       -----------    -----------   ---------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 8,750,504    $ 3,507,488   $   29,889,473
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     6,354,616      8,565,548       10,157,396
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (2,101,610)      (830,463)        (462,508)
                                       -----------    -----------   ---------------
       Net accumulation activity....   $13,003,510    $11,242,573   $   39,584,361
                                       -----------    -----------   ---------------
   Annuitization Activity:
     Annuitizations.................   $    15,749    $        --   $        6,170
     Annuity payments and contract
      charges.......................          (281)            --              (77)
     Net transfers between
      Sub-Accounts..................            --             --               --
     Adjustments to annuity
      reserves......................           119             --           (3,242)
                                       -----------    -----------   ---------------
       Net annuitization activity...   $    15,587    $        --   $        2,851
                                       -----------    -----------   ---------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $13,019,097    $11,242,573   $   39,587,212
                                       -----------    -----------   ---------------
     Increase (Decrease) in net
      assets........................   $13,530,025    $11,662,496   $   31,974,016
 NET ASSETS:
   Beginning of year................    19,443,594      7,781,098               --
                                       -----------    -----------   ---------------
   End of year......................   $32,973,619    $19,443,594   $   31,974,016
                                       ===========    ===========   ===============

                                                   TRS
                                               Sub-Account
                                      ------------------------------
                                        Year Ended      Year Ended
                                       December 31,    December 31,
                                           2000            1999
                                      --------------  --------------
 OPERATIONS:
   Net investment income (loss).....  $ 139,777,526   $  244,657,574
   Net realized gains (losses)......     31,924,489       43,556,184
   Net unrealized gains (losses)....     55,636,292     (262,617,068)
                                      --------------  --------------
       Increase (Decrease) in net
        assets from operations......  $ 227,338,307   $   25,596,690
                                      --------------  --------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $  74,804,184   $   88,544,205
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    (97,365,584)      81,610,921
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (253,512,922)    (250,384,445)
                                      --------------  --------------
       Net accumulation activity....  $(276,074,322)  $  (80,229,319)
                                      --------------  --------------
   Annuitization Activity:
     Annuitizations.................  $   2,349,159   $    2,259,139
     Annuity payments and contract
      charges.......................     (1,744,305)      (1,437,038)
     Net transfers between
      Sub-Accounts..................        (55,788)         (39,113)
     Adjustments to annuity
      reserves......................       (135,198)        (169,445)
                                      --------------  --------------
       Net annuitization activity...  $     413,868   $      613,543
                                      --------------  --------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $(275,660,454)  $  (79,615,776)
                                      --------------  --------------
     Increase (Decrease) in net
      assets........................  $ (48,322,147)  $  (54,019,086)
 NET ASSETS:
   Beginning of year................  1,762,062,170    1,816,081,256
                                      --------------  --------------
   End of year......................  $1,713,740,023  $1,762,062,170
                                      ==============  ==============



(a) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENTS OF CHANGES IN NET ASSETS -- continued



                                              UTS                               GAA
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................  $ 36,802,332   $ 24,907,386   $   4,671,549   $        4,809,747
   Net realized gains
    (losses)....................    10,898,590     10,701,662       2,285,356            2,885,303
   Net unrealized gains
    (losses)....................   (27,479,753)    42,961,865     (11,303,397)          10,272,405
                                  ------------   ------------   -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations..............  $ 20,221,169   $ 78,570,913   $  (4,346,492)  $       17,967,455
                                  ------------   ------------   -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................  $ 89,663,057   $ 34,302,650   $   5,808,656   $        2,661,148
     Net transfers between
      Sub-Accounts and Fixed
      Account...................   109,620,267     67,737,731         716,468          (14,351,525)
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........   (41,180,443)   (19,915,248)    (11,518,734)          (8,142,859)
                                  ------------   ------------   -------------   ------------------
       Net accumulation
        activity................  $158,102,881   $ 82,125,133   $  (4,993,610)  $      (19,833,236)
                                  ------------   ------------   -------------   ------------------
   Annuitization Activity:
     Annuitizations.............  $    459,117   $    111,619   $     197,229   $           12,744
     Annuity payments and
      contract charges..........      (252,731)      (154,181)       (144,114)            (102,934)
     Net transfers between
      Sub-Accounts..............            --        324,919              70              (33,199)
     Adjustments to annuity
      reserves..................       (33,064)       (15,579)        (22,183)              14,208
                                  ------------   ------------   -------------   ------------------
       Net annuitization
        activity................  $    173,322   $    266,778   $      31,002   $         (109,181)
                                  ------------   ------------   -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $158,276,203   $ 82,391,911   $  (4,962,608)  $      (19,942,417)
                                  ------------   ------------   -------------   ------------------
     Increase (Decrease) in net
      assets....................  $178,479,372   $160,962,824   $  (9,309,100)  $       (1,974,962)
 NET ASSETS:
   Beginning of year............   372,217,804    211,254,980     121,370,650          123,345,612
                                  ------------   ------------   -------------   ------------------
   End of year..................  $550,715,176   $372,217,804   $ 112,061,550   $      121,370,650
                                  ============   ============   =============   ==================

                                             GGS
                                         Sub-Account
                                 ----------------------------
                                  Year Ended     Year Ended
                                 December 31,   December 31,
                                     2000           1999
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $  1,631,982   $  8,275,209
   Net realized gains
    (losses)...................    (4,147,933)    (1,779,438)
   Net unrealized gains
    (losses)...................     2,081,572    (12,083,431)
                                 ------------   ------------
       Increase (Decrease) in
        net assets from
        operations.............  $   (434,379)  $ (5,587,660)
                                 ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $  4,548,344   $  1,751,874
     Net transfers between
      Sub-Accounts and Fixed
      Account..................    (2,827,337)    (4,727,708)
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........   (13,142,608)   (14,312,841)
                                 ------------   ------------
       Net accumulation
        activity...............  $(11,421,601)  $(17,288,675)
                                 ------------   ------------
   Annuitization Activity:
     Annuitizations............  $     52,911   $    100,118
     Annuity payments and
      contract charges.........      (123,868)      (114,238)
     Net transfers between
      Sub-Accounts.............            --             --
     Adjustments to annuity
      reserves.................       120,294        (22,713)
                                 ------------   ------------
       Net annuitization
        activity...............  $     49,337   $    (36,833)
                                 ------------   ------------
   Increase (Decrease) in net
    assets from contract owner
    transactions...............  $(11,372,264)  $(17,325,508)
                                 ------------   ------------
     Increase (Decrease) in net
      assets...................  $(11,806,643)  $(22,913,168)
 NET ASSETS:
   Beginning of year...........    66,900,795     89,813,963
                                 ------------   ------------
   End of year.................  $ 55,094,152   $ 66,900,795
                                 ============   ============


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENTS OF CHANGES IN NET ASSETS -- continued



                                              GGR                               GTR
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................  $ 57,920,355   $  6,750,260   $   5,940,292   $        5,898,913
   Net realized gains
    (losses)....................    26,005,821     12,474,312       2,579,969            3,497,527
   Net unrealized gains
    (losses)....................  (148,644,374)   145,129,697      (7,755,355)          (2,696,231)
                                  ------------   ------------   -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations..............  $(64,718,198)  $164,354,269   $     764,906   $        6,700,209
                                  ------------   ------------   -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................  $ 46,331,287   $ 10,448,847   $   4,441,533   $        5,485,526
     Net transfers between
      Sub-Accounts and Fixed
      Account...................    36,422,023     11,508,041      (1,546,986)           1,803,965
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........   (51,898,609)   (26,312,080)     (8,818,488)          (6,850,689)
                                  ------------   ------------   -------------   ------------------
       Net accumulation
        activity................  $ 30,854,701   $ (4,355,192)  $  (5,923,941)  $          438,802
                                  ------------   ------------   -------------   ------------------
   Annuitization Activity:
     Annuitizations.............  $    456,789   $    166,248   $      20,713   $          114,644
     Annuity payments and
      contract charges..........      (234,872)      (116,958)        (86,584)             (78,129)
     Net transfers between
      Sub-Accounts..............            70        (12,182)             --                   --
     Adjustments to annuity
      reserves..................       (21,859)        22,465          (8,028)              (3,828)
                                  ------------   ------------   -------------   ------------------
       Net annuitization
        activity................  $    200,128   $     59,573   $     (73,899)  $           32,687
                                  ------------   ------------   -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $ 31,054,829   $ (4,295,619)  $  (5,997,840)  $          471,489
                                  ------------   ------------   -------------   ------------------
     Increase (Decrease) in net
      assets....................  $(33,663,369)  $160,058,650   $  (5,232,934)  $        7,171,698
 NET ASSETS:
   Beginning of year............   420,537,886    260,479,236     102,446,170           95,274,472
                                  ------------   ------------   -------------   ------------------
   End of year..................  $386,874,517   $420,537,886   $  97,213,236   $      102,446,170
                                  ============   ============   =============   ==================

                                             SGS
                                         Sub-Account
                                 ----------------------------
                                  Year Ended    Period Ended
                                 December 31,   December 31,
                                     2000          1999(b)
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $   (700,845)   $    (7,994)
   Net realized gains
    (losses)...................     1,038,087       (341,864)
   Net unrealized gains
    (losses)...................   (13,431,277)     1,072,320
                                 ------------    -----------
       Increase (Decrease) in
        net assets from
        operations.............  $(13,094,035)   $   722,462
                                 ------------    -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $ 50,262,282    $   421,107
     Net transfers between
      Sub-Accounts and Fixed
      Account..................    43,860,963      8,018,971
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (3,596,813)        (4,249)
                                 ------------    -----------
       Net accumulation
        activity...............  $ 90,526,432    $ 8,435,829
                                 ------------    -----------
   Annuitization Activity:
     Annuitizations............  $    144,114    $        --
     Annuity payments and
      contract charges.........        (8,563)            --
     Net transfers between
      Sub-Accounts.............            --             --
     Adjustments to annuity
      reserves.................        (1,503)            --
                                 ------------    -----------
       Net annuitization
        activity...............  $    134,048    $        --
                                 ------------    -----------
   Increase (Decrease) in net
    assets from contract owner
    transactions...............  $ 90,660,480    $ 8,435,829
                                 ------------    -----------
     Increase (Decrease) in net
      assets...................  $ 77,566,445    $ 9,158,291
 NET ASSETS:
   Beginning of year...........     9,158,291             --
                                 ------------    -----------
   End of year.................  $ 86,724,736    $ 9,158,291
                                 ============    ===========



(b) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.


                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


STATEMENTS OF CHANGES IN NET ASSETS -- continued



                                           GTS            MCS
                                       Sub-Account    Sub-Account
                                      -------------  -------------
                                      Period Ended   Period Ended
                                      December 31,   December 31,
                                         2000(c)        2000(c)
                                      -------------  -------------
 OPERATIONS:
   Net investment income (loss).....   $    (3,184)   $   (57,876)
   Net realized gains (losses)......        (3,111)       (59,940)
   Net unrealized gains (losses)....      (281,437)    (1,196,996)
                                       -----------    -----------
       Increase (Decrease) in net
       assets from operations.......   $  (287,732)   $(1,314,812)
                                       -----------    -----------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 1,154,514    $15,246,105
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................       535,070     12,544,803
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................        (2,200)      (123,483)
                                       -----------    -----------
       Net accumulation activity....   $ 1,687,384    $27,667,425
                                       -----------    -----------
   Annuitization Activity:
     Annuitizations.................   $        --    $        --
     Annuity payments and contract
      charges.......................            --             --
     Net transfers between
      Sub-Accounts..................            --             --
     Adjustments to annuity
      reserves......................            --             --
                                       -----------    -----------
       Net annuitization activity...   $        --    $        --
                                       -----------    -----------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $ 1,687,384    $27,667,425
                                       -----------    -----------
     Increase (Decrease) in net
      assets........................   $ 1,399,652    $26,352,613
 NET ASSETS:
   Beginning of year................            --             --
                                       -----------    -----------
   End of year......................   $ 1,399,652    $26,352,613
                                       ===========    ===========



(c) For the period September 11, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts and Regatta Flex 4 contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account attributable to the Contracts is invested in shares of a specific corresponding series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued
(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

                                                 Level 1    Level 2    Level 3    Level 4    Level 5    Level 6
                                                 --------   --------   --------   --------   --------   --------
Regatta contracts..............................   1.25%       --         --         --         --         --
Regatta Gold contracts.........................   1.25%       --         --         --         --         --
Regatta Classic contracts......................   1.00%       --         --         --         --         --
Regatta Platinum contracts.....................   1.25%       --         --         --         --         --
Regatta Extra contracts........................   1.30%      1.45%      1.55%      1.70%       --         --
Regatta Choice contracts.......................   0.85%      1.00%      1.10%      1.15%      1.25%      1.40%
Regatta Access contracts.......................   1.00%      1.15%      1.25%      1.40%      1.50%      1.65%
Regatta Flex 4 contracts.......................   0.95%      1.10%      1.20%      1.35%      1.45%      1.60%

Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra contracts and $50 in the case of Regatta Classic, Regatta Access, Regatta Choice and Regatta Flex 4 contracts (after account year 5, the account fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta, Regatta Gold, Regatta Platinum, Regatta Extra, Regatta Choice and Regatta Flex 4 contracts, a withdrawal charge (contingent deferred sales charge) of up to 8% of certain amounts withdrawn, when applicable, may

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued
(3) CONTRACT CHARGES -- CONTINUED
be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 4% or 3%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable, and the 2000 Individual Annuitant Mortality Table and an assumed rate of 3% for Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1                      22,958     464,349        1,434       1,694      (12,093)   (403,678)
 CAS -- Level 2                   7,847,274   9,053,993        5,852       6,466      190,764     841,337
 GSS -- Level 1                          --     325,241          441       1,870           --    (310,743)
 GSS -- Level 2                   2,795,724   2,656,978       18,617      10,259        6,818   1,016,504
 HYS -- Level 1                         165      73,632           --         165         (165)    (69,249)
 HYS -- Level 2                   1,075,336   1,320,379           --          --      (38,144)    160,884
 MSS -- Level 1                       5,113     196,463          380         719       (3,537)   (170,145)
 MSS -- Level 2                   2,678,028   2,730,897        4,329       8,046      160,720     791,231
 MMS -- Level 1                      16,140     268,447        6,124       6,604       (3,167)    (78,142)
 MMS -- Level 2                   2,672,617   3,722,758        7,930      46,627      707,544   4,208,078
 TRS -- Level 1                      31,742     898,137          933         980      (23,876)   (753,744)
 TRS -- Level 2                   9,929,414  12,506,430       11,299      12,834     (363,128)  1,380,346
 GGS -- Level 1                         495      89,328           --         762         (495)    (80,050)
 GGS -- Level 2                     630,136     834,010        2,983          --      (32,500)     81,087


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1                        (769)     (39,407)      11,530      22,958
 CAS -- Level 2                  (1,283,752)  (2,054,522)   6,760,138   7,847,274
 GSS -- Level 1                        (441)     (16,368)          --          --
 GSS -- Level 2                    (534,703)    (888,017)   2,286,456   2,795,724
 HYS -- Level 1                          --       (4,383)          --         165
 HYS -- Level 2                    (243,668)    (405,927)     793,524   1,075,336
 MSS -- Level 1                         (31)     (21,924)       1,925       5,113
 MSS -- Level 2                    (504,331)    (852,146)   2,338,746   2,678,028
 MMS -- Level 1                      (1,591)    (180,769)      17,506      16,140
 MMS -- Level 2                  (1,509,013)  (5,304,846)   1,879,078   2,672,617
 TRS -- Level 1                      (6,860)    (113,631)       1,939      31,742
 TRS -- Level 2                  (2,344,550)  (3,970,196)   7,233,035   9,929,414
 GGS -- Level 1                          --       (9,545)          --         495
 GGS -- Level 2                    (133,399)    (284,961)     467,220     630,136

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA GOLD CONTRACTS:
 ------------------------------
 BDS                              2,085,322   1,182,239       29,483     128,326      197,581   1,055,550
 CAS                             32,846,090  37,500,481      320,065     515,449     (454,290) (1,432,874)
 COS                             12,845,672  10,262,282      247,279     317,640    2,522,261   3,084,055
 MIT                             49,201,899  51,880,765      449,673   1,104,376   (2,923,924)    814,616
 EGS                             28,061,821  28,900,957      373,147     564,144      824,391     856,790
 EIS                              1,301,166     528,238       52,382      96,901    1,386,697     840,387
 FCE                              2,761,034   2,147,348       26,228      49,578     (318,783)    814,122
 FCG                              3,187,799   3,290,043       70,013     103,809      641,167      71,906
 FCI                              4,509,596   5,214,558       40,386      53,226     (105,015)   (373,297)
 GSS                             23,230,411  23,218,234      194,879     381,294     (187,738)  2,812,014
 HYS                             12,537,119  14,190,817      106,514     209,455   (1,083,157)   (264,388)
 MSS                             11,032,465  11,245,144      122,892     111,495      257,111     874,242
 MIS                             11,985,320   4,121,518      418,399   1,179,064    4,724,782   7,769,109
 MMS                             28,447,843  29,387,086      668,574   1,347,998    2,650,231  10,642,975
 NWD                              1,599,416     794,859      115,422      99,202    2,018,575     818,140
 RES                             35,935,779  38,553,986      370,413     602,325     (246,706)   (220,117)
 RGS                              3,153,242   2,408,676       32,925     120,353     (131,337)    906,773
 RSS                              1,114,581     190,267       93,854      29,576      393,052     929,786
 SIS                                892,490     622,914       19,211      67,062      168,195     260,781
 TEC(b)                                  --          --       15,067          --      422,042          --
 TRS                             62,923,966  71,102,020      543,287     922,198   (5,944,884)   (771,786)
 UTS                              9,588,408   9,023,102      147,605     323,450    1,258,562     972,853
 GAA                              6,188,330   7,576,691       55,903      61,909     (106,997)   (972,115)
 GGS                              3,941,088   5,048,219       61,047      51,599     (383,157)   (404,547)
 GGR                             13,513,835  14,522,129      124,310     189,567      338,996      82,020
 GTR                              4,907,545   5,354,633       32,245      80,538     (251,581)   (144,224)
 SGS(a)                             558,856          --       89,653       4,006    1,913,412     555,135
 GTS(c)                                  --          --          892          --       10,039          --
 MCS(c)                                  --          --       22,458          --      714,808          --


                                     Units Withdrawn,
                                     Surrendered, and          Units Outstanding
                                        Annuitized                End of Year
                                 -------------------------  -----------------------
                                        Year Ended                Year Ended
                                       December 31,              December 31,
                                    2000          1999         2000        1999
                                 -----------  ------------  ----------  -----------
 MFS REGATTA GOLD CONTRACTS:
 ------------------------------
 BDS                                (224,373)    (280,793)   2,088,013   2,085,322
 CAS                              (3,923,089)  (3,736,966)  28,788,776  32,846,090
 COS                              (1,507,447)    (818,305)  14,107,765  12,845,672
 MIT                              (5,022,822)  (4,597,858)  41,704,826  49,201,899
 EGS                              (2,634,800)  (2,260,070)  26,624,559  28,061,821
 EIS                                (257,831)    (164,360)   2,482,414   1,301,166
 FCE                                (362,273)    (250,014)   2,106,206   2,761,034
 FCG                                (333,310)    (277,959)   3,565,669   3,187,799
 FCI                                (551,232)    (384,891)   3,893,735   4,509,596
 GSS                              (3,939,996)  (3,181,131)  19,297,556  23,230,411
 HYS                              (1,655,163)  (1,598,765)   9,905,313  12,537,119
 MSS                              (1,424,398)  (1,198,416)   9,988,070  11,032,465
 MIS                              (1,953,513)  (1,084,371)  15,174,988  11,985,320
 MMS                             (12,562,122) (12,930,216)  19,204,526  28,447,843
 NWD                                (298,945)    (112,785)   3,434,468   1,599,416
 RES                              (3,419,313)  (3,000,415)  32,640,173  35,935,779
 RGS                                (479,617)    (282,560)   2,575,213   3,153,242
 RSS                                (121,765)     (35,048)   1,479,722   1,114,581
 SIS                                (146,165)     (58,267)     933,731     892,490
 TEC(b)                               (9,638)          --      427,471          --
 TRS                              (8,757,116)  (8,328,466)  48,765,253  62,923,966
 UTS                              (1,033,544)    (730,997)   9,961,031   9,588,408
 GAA                                (578,755)    (478,155)   5,558,481   6,188,330
 GGS                                (822,615)    (754,183)   2,796,363   3,941,088
 GGR                              (1,748,049)  (1,279,881)  12,229,092  13,513,835
 GTR                                (445,392)    (383,402)   4,242,817   4,907,545
 SGS(a)                             (171,777)        (285)   2,390,144     558,856
 GTS(c)                                   (2)          --       10,929          --
 MCS(c)                               (6,349)          --      730,917          --

(a) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(b) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(c) For the period September 11, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CLASSIC CONTRACTS:
 ------------------------------
 BDS                                 48,210      35,123        6,449      38,838       (4,522)    (23,411)
 CAS                                643,838     465,812       47,992      98,517      (91,372)    127,840
 COS                                450,750     277,518       72,724      98,185       11,676      94,668
 MIT                              1,467,541   1,213,193      121,498     343,708     (181,647)     47,381
 EGS                              1,130,669     959,802      107,075     206,621      107,369      (6,847)
 EIS                                 74,460      12,113       19,357      36,114        7,202      28,711
 FCE                                 72,781      43,654        4,806      14,933        8,698      17,553
 FCG                                 98,698      83,820       28,426      33,705       (2,948)     (6,058)
 FCI                                 89,652      90,582        4,662       5,230       (1,445)        289
 GSS                                282,054     297,310       57,825     100,923       13,071     (71,777)
 HYS                                312,392     342,363       44,389      64,265      (25,745)    (62,579)
 MSS                                305,995     140,324       43,035      64,332      (34,510)    112,516
 MIS                                501,609     232,788      159,372     298,311      192,879     (19,461)
 MMS                              1,078,121     270,417      430,188   1,348,530      (55,091)    (15,060)
 NWD                                 99,057      29,182       39,582      55,212      100,551      19,871
 RES                                963,271     872,289       87,336     161,577       74,874     (26,160)
 RGS                                 74,418      33,882        2,644      40,357       (6,504)      2,489
 RSS                                 28,986       2,234       30,538      11,775       18,241      15,565
 SIS                                 22,950       2,577       10,026      17,748        2,769       2,629
 TEC(b)                                  --          --           --          --       21,220          --
 TRS                              1,987,855   1,731,292      112,889     455,454     (177,947)    (52,461)
 UTS                                356,269     178,136       70,517      90,782      (19,451)    119,327
 GAA                                 43,343      53,167        4,434       1,943        1,625      (7,138)
 GGS                                 42,359      40,074        1,316      13,692      (11,024)     (7,500)
 GGR                                135,881     121,297       25,375      17,448        8,187       7,909
 GTR                                118,027      91,253        2,425      35,847      (10,402)     (2,772)
 SGS(a)                               5,701          --       21,212          --      100,435       5,701
 GTS(c)                                  --          --           --          --          987          --
 MCS(c)                                  --          --        2,795          --       14,513          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CLASSIC CONTRACTS:
 ------------------------------
 BDS                                (21,033)      (2,340)      29,104      48,210
 CAS                                (56,494)     (48,331)     543,964     643,838
 COS                                (49,627)     (19,621)     485,523     450,750
 MIT                               (168,601)    (136,741)   1,238,791   1,467,541
 EGS                                (81,326)     (28,907)   1,263,787   1,130,669
 EIS                                (11,260)      (2,478)      89,759      74,460
 FCE                                 (6,761)      (3,359)      79,524      72,781
 FCG                                 (4,790)     (12,769)     119,386      98,698
 FCI                                 (2,838)      (6,449)      90,031      89,652
 GSS                                (41,856)     (44,402)     311,094     282,054
 HYS                                (31,523)     (31,657)     299,513     312,392
 MSS                                (16,724)     (11,177)     297,796     305,995
 MIS                               (123,306)     (10,029)     730,554     501,609
 MMS                             (1,160,276)    (525,766)     292,942   1,078,121
 NWD                                (14,032)      (5,208)     225,158      99,057
 RES                                (75,371)     (44,435)   1,050,110     963,271
 RGS                                (11,069)      (2,310)      59,489      74,418
 RSS                                 (5,834)        (588)      71,931      28,986
 SIS                                 (1,089)          (4)      34,656      22,950
 TEC(b)                                  (1)          --       21,219          --
 TRS                               (111,560)    (146,430)   1,811,237   1,987,855
 UTS                                (44,557)     (31,976)     362,778     356,269
 GAA                                 (3,043)      (4,629)      46,359      43,343
 GGS                                 (3,186)      (3,904)      29,465      42,362
 GGR                                 (7,463)     (10,773)     161,980     135,881
 GTR                                 (6,442)      (6,301)     103,608     118,027
 SGS(a)                              (3,305)          --      124,043       5,701
 GTS(c)                                  --           --          987          --
 MCS(c)                                  (2)          --       17,306          --

(a) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(b) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(c) For the period September 11, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA PLATINUM
 CONTRACTS:
 ------------------------------
 BDS                              2,970,448     628,000      337,748     941,360      803,381   1,491,043
 CAS                             10,770,738   1,683,164    2,222,193   4,849,607    3,992,428   4,545,428
 COS                              6,088,167     556,955    2,451,530   2,758,794    5,345,713   2,891,912
 MIT                             36,443,681   5,331,018    4,108,166  14,730,220   11,223,464  17,398,081
 EGS                              9,952,208   1,651,404    2,814,750   4,181,549    5,547,646   4,397,355
 EIS                              2,322,545     272,362      328,675     946,919    1,540,804   1,153,460
 FCE                                471,834      72,586      145,280     171,566      619,215     260,658
 FCG                              1,960,439     338,938      644,767     649,457    1,719,085   1,016,982
 FCI                                904,331     199,346      126,464     355,635      287,699     379,426
 GSS                              6,917,529     816,102      512,807   1,959,697    2,809,781   4,315,488
 HYS                              5,126,512   1,000,705      774,008   1,613,791    2,245,875   2,693,972
 MSS                              2,096,399     211,044    1,104,838     948,374    1,579,363     986,589
 MIS                             20,741,206   2,428,134    4,004,053   9,327,754    9,439,739   9,497,539
 MMS                              4,848,739     886,479    2,395,381   4,525,979     (470,338)    (51,593)
 NWD                              2,064,540     436,178      883,056     750,621    2,018,745     945,469
 RES                              9,822,632   1,751,713    1,535,726   3,783,737    3,458,592   4,553,399
 RGS                              2,692,647     387,080      261,850     945,769      872,750   1,427,602
 RSS                                914,188     181,131      425,124     366,014      760,729     418,385
 SIS                                987,192     157,634      187,142     270,681      415,463     588,831
 TEC(b)                                  --          --       18,709          --      269,987          --
 TRS                             17,437,345   2,318,847    1,478,906   5,942,946    3,433,759   9,684,842
 UTS                              6,397,913     819,649    1,609,498   2,177,718    4,219,138   3,571,380
 GAA                                502,791     228,839      116,025     168,337      157,956     134,452
 GGS                                301,714      76,270       76,948      79,719      220,704     159,520
 GGR                              1,328,571     162,856      738,615     536,984    1,312,689     661,623
 GTR                                901,334     152,857       99,579     356,243      270,448     417,027
 SGS(a)                             189,701          --      591,218      32,991    1,068,999     156,786
 GTS(c)                                  --          --        6,534          --       25,103          --
 MCS(c)                                  --          --       14,982          --      341,205          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA PLATINUM
 CONTRACTS:
 ------------------------------
 BDS                               (282,151)     (89,955)   3,829,426   2,970,448
 CAS                               (862,181)    (307,461)  16,123,178  10,770,738
 COS                               (651,264)    (119,494)  13,234,146   6,088,167
 MIT                             (2,771,583)  (1,015,638)  49,003,728  36,443,681
 EGS                               (897,997)    (278,100)  17,416,607   9,952,208
 EIS                               (228,263)     (50,196)   3,963,761   2,322,545
 FCE                                (66,429)     (32,976)   1,169,900     471,834
 FCG                               (159,983)     (44,938)   4,164,308   1,960,439
 FCI                                (61,539)     (30,076)   1,256,955     904,331
 GSS                               (616,200)    (173,758)   9,623,917   6,917,529
 HYS                               (346,244)    (181,956)   7,800,151   5,126,512
 MSS                               (257,507)     (49,608)   4,523,093   2,096,399
 MIS                             (1,554,501)    (512,221)  32,630,497  20,741,206
 MMS                             (1,454,379)    (512,126)   5,319,403   4,848,739
 NWD                               (213,095)     (67,728)   4,753,246   2,064,540
 RES                               (690,225)    (266,217)  14,126,725   9,822,632
 RGS                               (203,346)     (67,804)   3,623,901   2,692,647
 RSS                                (98,538)     (51,342)   2,001,503     914,188
 SIS                                (54,473)     (29,954)   1,535,324     987,192
 TEC(b)                              (5,609)          --      283,087          --
 TRS                             (1,394,302)    (509,290)  20,955,708  17,437,345
 UTS                               (579,679)    (170,834)  11,646,870   6,397,913
 GAA                                (82,179)     (28,837)     694,593     502,791
 GGS                                (40,419)     (13,795)     558,947     301,714
 GGR                               (170,484)     (32,892)   3,209,391   1,328,571
 GTR                                (55,306)     (24,793)   1,216,055     901,334
 SGS(a)                             (64,510)         (76)   1,785,408     189,701
 GTS(c)                                (128)          --       31,509          --
 MCS(c)                              (3,025)          --      353,162          --

(a) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(b) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(c) For the period September 11, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA EXTRA
 CONTRACTS(E):
 ------------------------------
 BDS -- Lvl 1                            --          --       77,077          --          796          --
 BDS -- Lvl 2                            --          --       62,912          --        2,803          --
 BDS -- Lvl 3                            --          --      222,942          --       (5,025)         --
 BDS -- Lvl 4                            --          --       75,311          --       13,433          --
 CAS -- Lvl 1                            --          --      680,390          --       23,317          --
 CAS -- Lvl 2                            --          --    1,033,055          --      110,405          --
 CAS -- Lvl 3                            --          --    1,907,665          --      256,865          --
 CAS -- Lvl 4                            --          --      488,014          --       60,792          --
 COS -- Lvl 1                            --          --    1,190,224          --      133,254          --
 COS -- Lvl 2                            --          --    1,591,686          --      143,194          --
 COS -- Lvl 3                            --          --    3,318,251          --      151,354          --
 COS -- Lvl 4                            --          --    1,057,412          --      108,455          --
 MIT -- Lvl 1                            --          --    1,498,395          --       92,725          --
 MIT -- Lvl 2                            --          --    2,012,563          --      184,391          --
 MIT -- Lvl 3                            --          --    3,932,058          --      348,599          --
 MIT -- Lvl 4                            --          --    1,139,347          --      210,626          --
 EGS -- Lvl 1                            --          --    1,413,122          --       81,652          --
 EGS -- Lvl 2                            --          --    1,839,133          --      190,313          --
 EGS -- Lvl 3                            --          --    3,949,575          --      481,371          --
 EGS -- Lvl 4                            --          --    1,116,415          --      220,227          --
 EIS -- Lvl 1                            --          --      210,896          --       (5,637)         --
 EIS -- Lvl 2                            --          --      188,585          --       25,367          --
 EIS -- Lvl 3                            --          --      319,797          --      136,114          --
 EIS -- Lvl 4                            --          --       75,114          --       36,757          --
 FCE -- Lvl 1                            --          --       65,132          --       (7,263)         --
 FCE -- Lvl 2                            --          --      113,467          --       14,628          --
 FCE -- Lvl 3                            --          --      114,612          --       14,751          --
 FCE -- Lvl 4                            --          --       46,533          --       14,151          --
 FCG -- Lvl 1                            --          --      232,385          --        7,679          --
 FCG -- Lvl 2                            --          --      303,737          --       41,490          --
 FCG -- Lvl 3                            --          --      766,877          --       70,769          --
 FCG -- Lvl 4                            --          --      193,897          --       32,825          --
 FCI -- Lvl 1                            --          --       95,403          --        1,544          --
 FCI -- Lvl 2                            --          --       78,122          --          (57)         --
 FCI -- Lvl 3                            --          --      262,892          --      (32,066)         --
 FCI -- Lvl 4                            --          --       11,462          --          (10)         --
 GSS -- Lvl 1                            --          --      225,047          --        7,190          --
 GSS -- Lvl 2                            --          --      321,622          --       45,135          --
 GSS -- Lvl 3                            --          --      464,609          --       74,024          --
 GSS -- Lvl 4                            --          --      317,136          --       (5,772)         --


                                     Units Withdrawn,
                                     Surrendered, and          Units Outstanding
                                        Annuitized                End of Year
                                 ------------------------  --------------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                    2000         1999          2000          1999
                                 ----------  ------------  -------------  -----------
 MFS REGATTA EXTRA
 CONTRACTS(E):
 ------------------------------
 BDS -- Lvl 1                          (414)          --          77,459          --
 BDS -- Lvl 2                          (649)          --          65,066          --
 BDS -- Lvl 3                        (3,294)          --         214,623          --
 BDS -- Lvl 4                        (1,946)          --          86,798          --
 CAS -- Lvl 1                       (10,277)          --         693,430          --
 CAS -- Lvl 2                       (14,508)          --       1,128,952          --
 CAS -- Lvl 3                       (33,983)          --       2,130,547          --
 CAS -- Lvl 4                        (7,538)          --         541,268          --
 COS -- Lvl 1                       (13,607)          --       1,309,871          --
 COS -- Lvl 2                       (44,405)          --       1,690,475          --
 COS -- Lvl 3                       (87,556)          --       3,382,049          --
 COS -- Lvl 4                       (26,275)          --       1,139,592          --
 MIT -- Lvl 1                       (23,781)          --       1,567,339          --
 MIT -- Lvl 2                       (25,121)          --       2,171,833          --
 MIT -- Lvl 3                       (48,321)          --       4,232,336          --
 MIT -- Lvl 4                       (24,621)          --       1,325,352          --
 EGS -- Lvl 1                       (14,945)          --       1,479,829          --
 EGS -- Lvl 2                       (13,833)          --       2,015,613          --
 EGS -- Lvl 3                      (104,839)          --       4,326,107          --
 EGS -- Lvl 4                       (29,012)          --       1,307,630          --
 EIS -- Lvl 1                        (1,507)          --         203,752          --
 EIS -- Lvl 2                        (5,239)          --         208,713          --
 EIS -- Lvl 3                        (1,429)          --         454,482          --
 EIS -- Lvl 4                          (615)          --         111,256          --
 FCE -- Lvl 1                          (323)          --          57,546          --
 FCE -- Lvl 2                        (3,308)          --         124,787          --
 FCE -- Lvl 3                          (369)          --         128,994          --
 FCE -- Lvl 4                          (316)          --          60,368          --
 FCG -- Lvl 1                        (6,830)          --         233,234          --
 FCG -- Lvl 2                        (3,831)          --         341,396          --
 FCG -- Lvl 3                       (19,217)          --         818,429          --
 FCG -- Lvl 4                        (2,593)          --         224,129          --
 FCI -- Lvl 1                          (285)          --          96,662          --
 FCI -- Lvl 2                           (51)          --          78,014          --
 FCI -- Lvl 3                        (1,659)          --         229,167          --
 FCI -- Lvl 4                           (43)          --          11,409          --
 GSS -- Lvl 1                       (14,463)          --         217,774          --
 GSS -- Lvl 2                        (2,136)          --         364,621          --
 GSS -- Lvl 3                        (6,662)          --         531,971          --
 GSS -- Lvl 4                        (1,318)          --         310,046          --

(e) For the period April 10, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA EXTRA CONTRACTS:
  -- CONTINUED
 ------------------------------
 HYS -- Lvl 1(e)                         --          --      235,632          --       14,308          --
 HYS -- Lvl 2(e)                         --          --      242,523          --       38,522          --
 HYS -- Lvl 3(e)                         --          --      326,549          --       87,658          --
 HYS -- Lvl 4(e)                         --          --      131,035          --       45,724          --
 MSS -- Lvl 1(e)                         --          --      302,915          --       40,377          --
 MSS -- Lvl 2(e)                         --          --      414,616          --       77,676          --
 MSS -- Lvl 3(e)                         --          --      992,377          --       67,757          --
 MSS -- Lvl 4(e)                         --          --      282,270          --      130,557          --
 MIS -- Lvl 1(e)                         --          --    2,056,580          --      146,812          --
 MIS -- Lvl 2(e)                         --          --    2,334,007          --      247,941          --
 MIS -- Lvl 3(e)                         --          --    4,631,317          --      392,717          --
 MIS -- Lvl 4(e)                         --          --    1,421,692          --      123,009          --
 MMS -- Lvl 1(e)                         --          --    1,006,383          --     (270,906)         --
 MMS -- Lvl 2(e)                         --          --    1,279,574          --     (511,073)         --
 MMS -- Lvl 3(e)                         --          --    2,142,025          --     (891,754)         --
 MMS -- Lvl 4(e)                         --          --    1,270,770          --     (688,902)         --
 NWD -- Lvl 1(e)                         --          --      507,275          --       29,043          --
 NWD -- Lvl 2(e)                         --          --      780,552          --       94,477          --
 NWD -- Lvl 3(e)                         --          --    1,576,036          --      157,156          --
 NWD -- Lvl 4(e)                         --          --      535,656          --      148,861          --
 RES -- Lvl 1(e)                         --          --      637,219          --       31,756          --
 RES -- Lvl 2(e)                         --          --      682,547          --       50,516          --
 RES -- Lvl 3(e)                         --          --    1,408,384          --      111,740          --
 RES -- Lvl 4(e)                         --          --      418,793          --       27,864          --
 RGS -- Lvl 1(e)                         --          --       89,324          --      (19,035)         --
 RGS -- Lvl 2(e)                         --          --      110,158          --        9,358          --
 RGS -- Lvl 3(e)                         --          --      210,380          --       13,610          --
 RGS -- Lvl 4(e)                         --          --       43,559          --       47,987          --
 RSS -- Lvl 1(e)                         --          --      295,187          --       13,324          --
 RSS -- Lvl 2(e)                         --          --      478,591          --       27,493          --
 RSS -- Lvl 3(e)                         --          --      941,554          --       60,287          --
 RSS -- Lvl 4(e)                         --          --      262,211          --       23,307          --
 SIS -- Lvl 1(e)                         --          --       38,770          --        2,672          --
 SIS -- Lvl 2(e)                         --          --       67,296          --        5,488          --
 SIS -- Lvl 3(e)                         --          --      242,412          --      (26,790)         --
 SIS -- Lvl 4(e)                         --          --       23,889          --          (57)         --
 TEC -- Lvl 1(b)                         --          --       69,715          --        7,183          --
 TEC -- Lvl 2(b)                         --          --       88,509          --       30,027          --
 TEC -- Lvl 3(b)                         --          --      199,447          --       12,188          --
 TEC -- Lvl 4(b)                         --          --       39,603          --       52,970          --


                                     Units Withdrawn,
                                     Surrendered, and          Units Outstanding
                                        Annuitized                End of Year
                                 ------------------------  --------------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                    2000         1999          2000          1999
                                 ----------  ------------  -------------  -----------
 MFS REGATTA EXTRA CONTRACTS:
  -- CONTINUED
 ------------------------------
 HYS -- Lvl 1(e)                     (3,001)          --         246,939          --
 HYS -- Lvl 2(e)                     (3,438)          --         277,607          --
 HYS -- Lvl 3(e)                     (3,999)          --         410,208          --
 HYS -- Lvl 4(e)                     (2,715)          --         174,044          --
 MSS -- Lvl 1(e)                       (642)          --         342,650          --
 MSS -- Lvl 2(e)                     (6,410)          --         485,882          --
 MSS -- Lvl 3(e)                     (9,113)          --       1,051,021          --
 MSS -- Lvl 4(e)                    (16,854)          --         395,973          --
 MIS -- Lvl 1(e)                    (45,557)          --       2,157,835          --
 MIS -- Lvl 2(e)                    (22,094)          --       2,559,854          --
 MIS -- Lvl 3(e)                   (100,037)          --       4,923,997          --
 MIS -- Lvl 4(e)                    (33,608)          --       1,511,093          --
 MMS -- Lvl 1(e)                     (6,990)          --         728,487          --
 MMS -- Lvl 2(e)                    (26,974)          --         741,527          --
 MMS -- Lvl 3(e)                    (29,422)          --       1,220,849          --
 MMS -- Lvl 4(e)                    (13,007)          --         568,861          --
 NWD -- Lvl 1(e)                     (6,797)          --         529,521          --
 NWD -- Lvl 2(e)                     (5,833)          --         869,196          --
 NWD -- Lvl 3(e)                    (28,910)          --       1,704,282          --
 NWD -- Lvl 4(e)                    (20,336)          --         664,181          --
 RES -- Lvl 1(e)                     (7,440)          --         661,535          --
 RES -- Lvl 2(e)                    (11,617)          --         721,446          --
 RES -- Lvl 3(e)                    (19,511)          --       1,500,613          --
 RES -- Lvl 4(e)                     (2,982)          --         443,675          --
 RGS -- Lvl 1(e)                     (2,927)          --          67,362          --
 RGS -- Lvl 2(e)                     (1,812)          --         117,704          --
 RGS -- Lvl 3(e)                     (1,668)          --         222,322          --
 RGS -- Lvl 4(e)                       (169)          --          91,377          --
 RSS -- Lvl 1(e)                       (759)          --         307,752          --
 RSS -- Lvl 2(e)                     (1,942)          --         504,142          --
 RSS -- Lvl 3(e)                     (6,283)          --         995,558          --
 RSS -- Lvl 4(e)                    (12,732)          --         272,786          --
 SIS -- Lvl 1(e)                       (198)          --          41,244          --
 SIS -- Lvl 2(e)                       (118)          --          72,666          --
 SIS -- Lvl 3(e)                     (2,229)          --         213,393          --
 SIS -- Lvl 4(e)                       (354)          --          23,478          --
 TEC -- Lvl 1(b)                       (140)          --          76,758          --
 TEC -- Lvl 2(b)                        (93)          --         118,443          --
 TEC -- Lvl 3(b)                       (424)          --         211,211          --
 TEC -- Lvl 4(b)                    (11,842)          --          80,731          --

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(e) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA EXTRA CONTRACTS:
  -- CONTINUED
 ------------------------------
 TRS -- Lvl 1(e)                         --          --      512,577          --       37,281          --
 TRS -- Lvl 2(e)                         --          --      689,736          --       52,988          --
 TRS -- Lvl 3(e)                         --          --      676,014          --       97,385          --
 TRS -- Lvl 4(e)                         --          --      236,116          --       29,070          --
 UTS -- Lvl 1(e)                         --          --      647,526          --       27,476          --
 UTS -- Lvl 2(e)                         --          --      559,668          --       71,924          --
 UTS -- Lvl 3(e)                         --          --    1,174,009          --      132,727          --
 UTS -- Lvl 4(e)                         --          --      388,151          --       19,794          --
 GAA -- Lvl 1(e)                         --          --       18,269          --        8,164          --
 GAA -- Lvl 2(e)                         --          --       66,862          --       11,883          --
 GAA -- Lvl 3(e)                         --          --      162,337          --       15,749          --
 GAA -- Lvl 4(e)                         --          --        8,281          --          838          --
 GGS -- Lvl 1(e)                         --          --       24,434          --       (3,217)         --
 GGS -- Lvl 2(e)                         --          --       65,227          --        6,379          --
 GGS -- Lvl 3(e)                         --          --       45,784          --        3,522          --
 GGS -- Lvl 4(e)                         --          --       21,452          --        6,547          --
 GGR -- Lvl 1(e)                         --          --      325,910          --       25,418          --
 GGR -- Lvl 2(e)                         --          --      328,791          --       22,995          --
 GGR -- Lvl 3(e)                         --          --      812,364          --       66,093          --
 GGR -- Lvl 4(e)                         --          --      299,404          --        8,629          --
 GTR -- Lvl 1(e)                         --          --       39,513          --       (1,796)         --
 GTR -- Lvl 2(e)                         --          --       32,819          --        9,510          --
 GTR -- Lvl 3(e)                         --          --       62,443          --         (962)         --
 GTR -- Lvl 4(e)                         --          --       14,314          --        5,123          --
 SGS -- Lvl 1(e)                         --          --      232,164          --       26,438          --
 SGS -- Lvl 2(e)                         --          --      390,558          --       26,941          --
 SGS -- Lvl 3(e)                         --          --      728,011          --      151,060          --
 SGS -- Lvl 4(e)                         --          --      241,617          --        6,098          --
 GTS -- Lvl 1(b)                         --          --        2,425          --          691          --
 GTS -- Lvl 2(b)                         --          --       23,605          --          623          --
 GTS -- Lvl 3(b)                         --          --       23,501          --        9,743          --
 GTS -- Lvl 4(b)                         --          --        3,365          --        1,560          --
 MCS -- Lvl 1(b)                         --          --       75,541          --        1,798          --
 MCS -- Lvl 2(b)                         --          --      129,409          --       13,819          --
 MCS -- Lvl 3(b)                         --          --      356,625          --       44,440          --
 MCS -- Lvl 4(b)                         --          --      127,368          --        9,903          --


                                     Units Withdrawn,
                                     Surrendered, and          Units Outstanding
                                        Annuitized                End of Year
                                 ------------------------  --------------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                    2000         1999          2000          1999
                                 ----------  ------------  -------------  -----------
 MFS REGATTA EXTRA CONTRACTS:
  -- CONTINUED
 ------------------------------
 TRS -- Lvl 1(e)                    (18,599)          --         531,259          --
 TRS -- Lvl 2(e)                     (9,764)          --         732,960          --
 TRS -- Lvl 3(e)                     (5,486)          --         767,913          --
 TRS -- Lvl 4(e)                     (1,495)          --         263,691          --
 UTS -- Lvl 1(e)                     (4,506)          --         670,496          --
 UTS -- Lvl 2(e)                    (22,256)          --         609,336          --
 UTS -- Lvl 3(e)                    (22,744)          --       1,283,992          --
 UTS -- Lvl 4(e)                     (6,579)          --         401,366          --
 GAA -- Lvl 1(e)                        (39)          --          26,394          --
 GAA -- Lvl 2(e)                         --           --          78,745          --
 GAA -- Lvl 3(e)                     (5,261)          --         172,825          --
 GAA -- Lvl 4(e)                        (69)          --           9,050          --
 GGS -- Lvl 1(e)                       (228)          --          20,989          --
 GGS -- Lvl 2(e)                       (789)          --          70,817          --
 GGS -- Lvl 3(e)                        (71)          --          49,235          --
 GGS -- Lvl 4(e)                       (187)          --          27,812          --
 GGR -- Lvl 1(e)                     (4,366)          --         346,962          --
 GGR -- Lvl 2(e)                     (1,895)          --         349,891          --
 GGR -- Lvl 3(e)                     (8,974)          --         869,483          --
 GGR -- Lvl 4(e)                    (10,581)          --         297,452          --
 GTR -- Lvl 1(e)                       (274)          --          37,443          --
 GTR -- Lvl 2(e)                        (68)          --          42,261          --
 GTR -- Lvl 3(e)                       (378)          --          61,103          --
 GTR -- Lvl 4(e)                       (325)          --          19,112          --
 SGS -- Lvl 1(e)                     (4,865)          --         253,737          --
 SGS -- Lvl 2(e)                    (16,331)          --         401,168          --
 SGS -- Lvl 3(e)                    (28,518)          --         850,553          --
 SGS -- Lvl 4(e)                    (11,611)          --         236,104          --
 GTS -- Lvl 1(b)                         --           --           3,116          --
 GTS -- Lvl 2(b)                        (10)          --          24,218          --
 GTS -- Lvl 3(b)                        (59)          --          33,185          --
 GTS -- Lvl 4(b)                         --           --           4,925          --
 MCS -- Lvl 1(b)                       (875)          --          76,464          --
 MCS -- Lvl 2(b)                       (251)          --         142,977          --
 MCS -- Lvl 3(b)                     (1,378)          --         399,687          --
 MCS -- Lvl 4(b)                        (50)          --         137,221          --

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(e) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA ACCESS
 CONTRACTS(D):
 ------------------------------
 BDS -- Lvl 1                            --          --           --          --        9,176          --
 BDS -- Lvl 3                            --          --       92,288          --       (3,744)         --
 BDS -- Lvl 4                            --          --       27,288          --        4,242          --
 BDS -- Lvl 5                            --          --       53,617          --        7,032          --
 BDS -- Lvl 6                            --          --        5,487          --          368          --
 CAS -- Lvl 1                            --          --       17,139          --           --          --
 CAS -- Lvl 2                            --          --       58,950          --        1,706          --
 CAS -- Lvl 3                            --          --      445,038          --       17,024          --
 CAS -- Lvl 4                            --          --      337,175          --       45,022          --
 CAS -- Lvl 5                            --          --      325,104          --       53,725          --
 CAS -- Lvl 6                            --          --      132,789          --        2,833          --
 COS -- Lvl 1                            --          --      297,676          --       66,379          --
 COS -- Lvl 2                            --          --      169,833          --           --          --
 COS -- Lvl 3                            --          --    1,222,042          --      (20,163)         --
 COS -- Lvl 4                            --          --    1,008,030          --       25,953          --
 COS -- Lvl 5                            --          --      923,767          --       (3,830)         --
 COS -- Lvl 6                            --          --      347,475          --       (2,335)         --
 MIT -- Lvl 1                            --          --      115,897          --       39,656          --
 MIT -- Lvl 2                            --          --       74,699          --        5,174          --
 MIT -- Lvl 3                            --          --      712,877          --        2,271          --
 MIT -- Lvl 4                            --          --      578,007          --        8,417          --
 MIT -- Lvl 5                            --          --      782,447          --       28,653          --
 MIT -- Lvl 6                            --          --      171,712          --        5,766          --
 EGS -- Lvl 1                            --          --       42,767          --       28,464          --
 EGS -- Lvl 2                            --          --      108,750          --        1,770          --
 EGS -- Lvl 3                            --          --      988,646          --       14,150          --
 EGS -- Lvl 4                            --          --      597,129          --       39,997          --
 EGS -- Lvl 5                            --          --      926,888          --       52,576          --
 EGS -- Lvl 6                            --          --      181,445          --       69,783          --
 EIS -- Lvl 1                            --          --       82,907          --       26,338          --
 EIS -- Lvl 2                            --          --       32,395          --           --          --
 EIS -- Lvl 3                            --          --      276,916          --       18,731          --
 EIS -- Lvl 4                            --          --      191,804          --        7,887          --
 EIS -- Lvl 5                            --          --      143,015          --       18,814          --
 EIS -- Lvl 6                            --          --       30,780          --        6,455          --
 FCE -- Lvl 1                            --          --       14,188          --           --          --
 FCE -- Lvl 3                            --          --       66,108          --        2,124          --
 FCE -- Lvl 4                            --          --       31,174          --          436          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA ACCESS
 CONTRACTS(D):
 ------------------------------
 BDS -- Lvl 1                            --           --        9,176          --
 BDS -- Lvl 3                        (1,870)          --       86,674          --
 BDS -- Lvl 4                          (384)          --       31,146          --
 BDS -- Lvl 5                       (12,969)          --       47,680          --
 BDS -- Lvl 6                            --           --        5,855          --
 CAS -- Lvl 1                            --           --       17,139          --
 CAS -- Lvl 2                            (8)          --       60,648          --
 CAS -- Lvl 3                        (1,485)          --      460,577          --
 CAS -- Lvl 4                          (522)          --      381,675          --
 CAS -- Lvl 5                        (4,732)          --      374,097          --
 CAS -- Lvl 6                          (147)          --      135,475          --
 COS -- Lvl 1                        (9,804)          --      354,251          --
 COS -- Lvl 2                            --           --      169,833          --
 COS -- Lvl 3                        (7,318)          --    1,194,561          --
 COS -- Lvl 4                        (3,131)          --    1,030,852          --
 COS -- Lvl 5                        88,447           --    1,008,384          --
 COS -- Lvl 6                        (1,782)          --      343,358          --
 MIT -- Lvl 1                            --           --      155,553          --
 MIT -- Lvl 2                           (25)          --       79,848          --
 MIT -- Lvl 3                        (5,124)          --      710,024          --
 MIT -- Lvl 4                        (5,402)          --      581,022          --
 MIT -- Lvl 5                       (24,140)          --      786,960          --
 MIT -- Lvl 6                          (503)          --      176,975          --
 EGS -- Lvl 1                            --           --       71,231          --
 EGS -- Lvl 2                            (9)          --      110,511          --
 EGS -- Lvl 3                        (4,564)          --      998,232          --
 EGS -- Lvl 4                        (3,410)          --      633,716          --
 EGS -- Lvl 5                        (5,235)          --      974,229          --
 EGS -- Lvl 6                          (175)          --      251,053          --
 EIS -- Lvl 1                            --           --      109,245          --
 EIS -- Lvl 2                            --           --       32,395          --
 EIS -- Lvl 3                          (828)          --      294,819          --
 EIS -- Lvl 4                          (363)          --      199,328          --
 EIS -- Lvl 5                          (304)          --      161,525          --
 EIS -- Lvl 6                            (5)          --       37,230          --
 FCE -- Lvl 1                            --           --       14,188          --
 FCE -- Lvl 3                           (74)          --       68,158          --
 FCE -- Lvl 4                           (62)          --       31,548          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA ACCESS
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 FCE -- Lvl 5                            --          --       41,496          --        1,182          --
 FCE -- Lvl 6                            --          --        4,421          --        1,418          --
 FCG -- Lvl 1                            --          --       22,170          --       10,765          --
 FCG -- Lvl 3                            --          --      180,762          --        1,345          --
 FCG -- Lvl 4                            --          --      113,599          --       16,838          --
 FCG -- Lvl 5                            --          --      101,721          --        4,755          --
 FCG -- Lvl 6                            --          --       25,683          --        5,709          --
 FCI -- Lvl 1                            --          --       10,749          --           --          --
 FCI -- Lvl 3                            --          --       34,084          --        1,230          --
 FCI -- Lvl 4                            --          --       12,252          --        4,281          --
 FCI -- Lvl 5                            --          --       46,985          --        9,553          --
 FCI -- Lvl 6                            --          --        1,488          --           --          --
 GSS -- Lvl 3                            --          --      260,476          --       22,723          --
 GSS -- Lvl 4                            --          --      162,689          --       10,421          --
 GSS -- Lvl 5                            --          --      108,916          --        6,837          --
 GSS -- Lvl 6                            --          --       71,456          --      (40,406)         --
 HYS -- Lvl 1                            --          --        5,501          --       10,505          --
 HYS -- Lvl 2                            --          --       56,265          --           --          --
 HYS -- Lvl 3                            --          --      214,071          --        7,525          --
 HYS -- Lvl 4                            --          --      118,825          --       10,458          --
 HYS -- Lvl 5                            --          --       59,936          --        7,414          --
 HYS -- Lvl 6                            --          --       19,471          --        1,704          --
 MSS -- Lvl 2                            --          --       55,463          --        3,312          --
 MSS -- Lvl 3                            --          --      196,212          --       (4,021)         --
 MSS -- Lvl 5                            --          --      112,036          --       30,963          --
 MSS -- Lvl 6                            --          --       40,500          --       (1,350)         --
 MIS -- Lvl 1                            --          --      287,769          --       87,613          --
 MIS -- Lvl 2                            --          --      108,030          --        4,870          --
 MIS -- Lvl 3                            --          --    1,340,933          --      (42,963)         --
 MIS -- Lvl 4                            --          --      948,571          --        4,729          --
 MIS -- Lvl 5                            --          --    1,009,256          --       53,559          --
 MIS -- Lvl 6                            --          --      411,370          --        5,388          --
 MMS -- Lvl 1                            --          --      310,767          --      (19,643)         --
 MMS -- Lvl 2                            --          --      112,065          --      (39,419)         --
 MMS -- Lvl 3                            --          --    1,005,660          --     (245,090)         --
 MMS -- Lvl 4                            --          --      904,443          --     (267,010)         --
 MMS -- Lvl 5                            --          --    1,027,019          --     (363,865)         --
 MMS -- Lvl 6                            --          --      243,256          --      (10,311)         --
 NWD -- Lvl 1                            --          --       25,069          --       11,275          --
 NWD -- Lvl 2                            --          --       43,265          --           --          --
 NWD -- Lvl 3                            --          --      392,642          --        2,950          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA ACCESS
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 FCE -- Lvl 5                          (109)          --       42,569          --
 FCE -- Lvl 6                            --           --        5,839          --
 FCG -- Lvl 1                            --           --       32,935          --
 FCG -- Lvl 3                          (320)          --      181,787          --
 FCG -- Lvl 4                          (333)          --      130,104          --
 FCG -- Lvl 5                        (7,227)          --       99,249          --
 FCG -- Lvl 6                            --           --       31,392          --
 FCI -- Lvl 1                            --           --       10,749          --
 FCI -- Lvl 3                            --           --       35,314          --
 FCI -- Lvl 4                          (446)          --       16,087          --
 FCI -- Lvl 5                          (140)          --       56,398          --
 FCI -- Lvl 6                            --           --        1,488          --
 GSS -- Lvl 3                        (6,555)          --      276,644          --
 GSS -- Lvl 4                          (556)          --      172,554          --
 GSS -- Lvl 5                        (2,864)          --      112,889          --
 GSS -- Lvl 6                            (3)          --       31,047          --
 HYS -- Lvl 1                            --           --       16,006          --
 HYS -- Lvl 2                            --           --       56,265          --
 HYS -- Lvl 3                        (1,582)          --      220,014          --
 HYS -- Lvl 4                          (581)          --      128,702          --
 HYS -- Lvl 5                        (1,306)          --       66,044          --
 HYS -- Lvl 6                            --           --       21,175          --
 MSS -- Lvl 2                           (16)          --       58,759          --
 MSS -- Lvl 3                          (317)          --      191,874          --
 MSS -- Lvl 5                        (1,103)          --      141,896          --
 MSS -- Lvl 6                           (31)          --       39,119          --
 MIS -- Lvl 1                        (9,609)          --      365,773          --
 MIS -- Lvl 2                           (24)          --      112,876          --
 MIS -- Lvl 3                        (5,586)          --    1,292,384          --
 MIS -- Lvl 4                        (5,465)          --      947,835          --
 MIS -- Lvl 5                       (21,819)          --    1,040,996          --
 MIS -- Lvl 6                        (1,421)          --      415,337          --
 MMS -- Lvl 1                        (7,855)          --      283,269          --
 MMS -- Lvl 2                          (355)          --       72,291          --
 MMS -- Lvl 3                       (52,943)          --      707,627          --
 MMS -- Lvl 4                      (102,217)          --      535,216          --
 MMS -- Lvl 5                        (5,335)          --      657,819          --
 MMS -- Lvl 6                        (3,989)          --      228,956          --
 NWD -- Lvl 1                            --           --       36,344          --
 NWD -- Lvl 2                            --           --       43,265          --
 NWD -- Lvl 3                        (4,713)          --      390,879          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA ACCESS
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 NWD -- Lvl 4                            --          --      319,525          --       39,050          --
 NWD -- Lvl 5                            --          --      297,223          --       60,778          --
 NWD -- Lvl 6                            --          --       67,405          --        5,259          --
 RES -- Lvl 2                            --          --      145,358          --        6,562          --
 RES -- Lvl 3                            --          --      622,562          --       23,395          --
 RES -- Lvl 4                            --          --      484,762          --       35,550          --
 RES -- Lvl 5                            --          --      341,181          --       38,072          --
 RES -- Lvl 6                            --          --      113,893          --        3,126          --
 RGS -- Lvl 2                            --          --       54,890          --        3,004          --
 RGS -- Lvl 3                            --          --       67,290          --        5,289          --
 RGS -- Lvl 4                            --          --       67,436          --        1,466          --
 RGS -- Lvl 5                            --          --       32,267          --        8,347          --
 RGS -- Lvl 6                            --          --        7,486          --           --          --
 RSS -- Lvl 1                            --          --       31,247          --           --          --
 RSS -- Lvl 3                            --          --      264,090          --        5,539          --
 RSS -- Lvl 4                            --          --      184,142          --       11,673          --
 RSS -- Lvl 5                            --          --      294,578          --        4,998          --
 RSS -- Lvl 6                            --          --       62,652          --          332          --
 SIS -- Lvl 1                            --          --           --          --        9,689          --
 SIS -- Lvl 3                            --          --       45,606          --       (6,163)         --
 SIS -- Lvl 4                            --          --       33,176          --        2,443          --
 SIS -- Lvl 5                            --          --       22,371          --          149          --
 SIS -- Lvl 6                            --          --          996          --          145          --
 TEC -- Lvl 1                            --          --      178,954          --      111,629          --
 TEC -- Lvl 2                            --          --      142,694          --           --          --
 TEC -- Lvl 3                            --          --      649,187          --      (95,987)         --
 TEC -- Lvl 4                            --          --      527,552          --       12,037          --
 TEC -- Lvl 5                            --          --      228,768          --       26,231          --
 TEC -- Lvl 6                            --          --       52,741          --       (3,278)         --
 TRS -- Lvl 1                            --          --       32,936          --        9,059          --
 TRS -- Lvl 2                            --          --       68,186          --           --          --
 TRS -- Lvl 3                            --          --      305,887          --        8,304          --
 TRS -- Lvl 4                            --          --      276,810          --       19,855          --
 TRS -- Lvl 5                            --          --      320,927          --        8,066          --
 TRS -- Lvl 6                            --          --       37,276          --          315          --
 UTS -- Lvl 1                            --          --       54,728          --           --          --
 UTS -- Lvl 2                            --          --       93,726          --       15,929          --
 UTS -- Lvl 3                            --          --      487,398          --       47,630          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA ACCESS
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 NWD -- Lvl 4                        (1,922)          --      356,653          --
 NWD -- Lvl 5                        (8,376)          --      349,625          --
 NWD -- Lvl 6                           (11)          --       72,653          --
 RES -- Lvl 2                           (33)          --      151,887          --
 RES -- Lvl 3                        (6,979)          --      638,978          --
 RES -- Lvl 4                        (1,750)          --      518,562          --
 RES -- Lvl 5                        (3,523)          --      375,730          --
 RES -- Lvl 6                        (1,016)          --      116,003          --
 RGS -- Lvl 2                           (14)          --       57,880          --
 RGS -- Lvl 3                          (386)          --       72,193          --
 RGS -- Lvl 4                          (346)          --       68,556          --
 RGS -- Lvl 5                          (551)          --       40,063          --
 RGS -- Lvl 6                            --           --        7,486          --
 RSS -- Lvl 1                            --           --       31,247          --
 RSS -- Lvl 3                        (1,107)          --      268,522          --
 RSS -- Lvl 4                          (231)          --      195,584          --
 RSS -- Lvl 5                          (642)          --      298,934          --
 RSS -- Lvl 6                          (905)          --       62,079          --
 SIS -- Lvl 1                            --           --        9,689          --
 SIS -- Lvl 3                           (76)          --       39,367          --
 SIS -- Lvl 4                           (29)          --       35,590          --
 SIS -- Lvl 5                          (554)          --       21,966          --
 SIS -- Lvl 6                            --           --        1,141          --
 TEC -- Lvl 1                        (9,024)          --      281,559          --
 TEC -- Lvl 2                            --           --      142,694          --
 TEC -- Lvl 3                        (4,400)          --      548,800          --
 TEC -- Lvl 4                        (1,250)          --      538,339          --
 TEC -- Lvl 5                        (1,778)          --      253,221          --
 TEC -- Lvl 6                           (97)          --       49,366          --
 TRS -- Lvl 1                            --           --       41,995          --
 TRS -- Lvl 2                            --           --       68,186          --
 TRS -- Lvl 3                        (6,632)          --      307,559          --
 TRS -- Lvl 4                        (1,467)          --      295,198          --
 TRS -- Lvl 5                        (4,090)          --      324,903          --
 TRS -- Lvl 6                           (37)          --       37,554          --
 UTS -- Lvl 1                            --           --       54,728          --
 UTS -- Lvl 2                           (78)          --      109,577          --
 UTS -- Lvl 3                        (8,753)          --      526,275          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA ACCESS CONTRACTS:
  -- CONTINUED
 ------------------------------
 UTS -- Lvl 4(d)                         --          --      416,529          --       36,299          --
 UTS -- Lvl 5(d)                         --          --      452,340          --       43,617          --
 UTS -- Lvl 6(d)                         --          --       46,380          --        3,680          --
 GAA -- Lvl 3(d)                         --          --        9,847          --          104          --
 GAA -- Lvl 4(d)                         --          --       14,172          --        1,324          --
 GAA -- Lvl 5(d)                         --          --       37,437          --          138          --
 GAA -- Lvl 6(d)                         --          --        1,607          --           70          --
 GGS -- Lvl 3(d)                         --          --       39,164          --         (356)         --
 GGS -- Lvl 4(d)                         --          --        8,966          --        3,343          --
 GGS -- Lvl 5(d)                         --          --        9,506          --          572          --
 GGS -- Lvl 6(d)                         --          --          490          --           --          --
 GGR -- Lvl 2(d)                         --          --       61,167          --           --          --
 GGR -- Lvl 3(d)                         --          --      155,833          --       12,046          --
 GGR -- Lvl 4(d)                         --          --      224,962          --       25,109          --
 GGR -- Lvl 5(d)                         --          --      225,009          --       20,754          --
 GGR -- Lvl 6(d)                         --          --       32,776          --       (2,390)         --
 GTR -- Lvl 1(d)                         --          --           --          --        9,849          --
 GTR -- Lvl 3(d)                         --          --       24,570          --      (10,879)         --
 GTR -- Lvl 4(d)                         --          --       18,023          --        1,024          --
 GTR -- Lvl 5(d)                         --          --       29,641          --           34          --
 GTR -- Lvl 6(d)                         --          --        6,826          --          135          --
 SGS -- Lvl 1(d)                         --          --      251,792          --       26,284          --
 SGS -- Lvl 2(d)                         --          --      124,382          --           --          --
 SGS -- Lvl 3(d)                         --          --      669,384          --      (16,639)         --
 SGS -- Lvl 4(d)                         --          --      446,607          --        6,475          --
 SGS -- Lvl 5(d)                         --          --      195,553          --        3,631          --
 SGS -- Lvl 6(d)                         --          --      185,822          --          262          --
 GTS -- Lvl 3(b)                         --          --       11,075          --          899          --
 GTS -- Lvl 4(b)                         --          --        7,540          --           --          --
 GTS -- Lvl 5(b)                         --          --       21,428          --        2,263          --
 MCS -- Lvl 1(b)                         --          --           --          --       10,530          --
 MCS -- Lvl 2(b)                         --          --       14,752          --           --          --
 MCS -- Lvl 3(b)                         --          --       91,815          --        2,634          --
 MCS -- Lvl 4(b)                         --          --      100,929          --        6,567          --
 MCS -- Lvl 5(b)                         --          --      130,062          --       30,704          --
 MCS -- Lvl 6(b)                         --          --       92,261          --        7,619          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA ACCESS CONTRACTS:
  -- CONTINUED
 ------------------------------
 UTS -- Lvl 4(d)                     (3,038)          --      449,790          --
 UTS -- Lvl 5(d)                     (4,891)          --      491,066          --
 UTS -- Lvl 6(d)                        (49)          --       50,011          --
 GAA -- Lvl 3(d)                        (13)          --        9,938          --
 GAA -- Lvl 4(d)                         --           --       15,496          --
 GAA -- Lvl 5(d)                       (499)          --       37,076          --
 GAA -- Lvl 6(d)                         --           --        1,677          --
 GGS -- Lvl 3(d)                        (58)          --       38,750          --
 GGS -- Lvl 4(d)                                      --       12,309          --
 GGS -- Lvl 5(d)                        (17)          --       10,061          --
 GGS -- Lvl 6(d)                         --           --          490          --
 GGR -- Lvl 2(d)                         --           --       61,167          --
 GGR -- Lvl 3(d)                     (2,336)          --      165,543          --
 GGR -- Lvl 4(d)                     (1,211)          --      248,860          --
 GGR -- Lvl 5(d)                     (1,699)          --      244,064          --
 GGR -- Lvl 6(d)                        (59)          --       30,327          --
 GTR -- Lvl 1(d)                                      --        9,849          --
 GTR -- Lvl 3(d)                        (31)          --       13,660          --
 GTR -- Lvl 4(d)                        (38)          --       19,009          --
 GTR -- Lvl 5(d)                       (175)          --       29,500          --
 GTR -- Lvl 6(d)                         --           --        6,961          --
 SGS -- Lvl 1(d)                     (9,597)          --      268,479          --
 SGS -- Lvl 2(d)                         --           --      124,382          --
 SGS -- Lvl 3(d)                     (3,911)          --      648,834          --
 SGS -- Lvl 4(d)                     (1,444)          --      451,638          --
 SGS -- Lvl 5(d)                       (767)          --      198,417          --
 SGS -- Lvl 6(d)                     (1,080)          --      185,004          --
 GTS -- Lvl 3(b)                         --           --       11,974          --
 GTS -- Lvl 4(b)                         --           --        7,540          --
 GTS -- Lvl 5(b)                        (73)          --       23,618          --
 MCS -- Lvl 1(b)                         --           --       10,530          --
 MCS -- Lvl 2(b)                         --           --       14,752          --
 MCS -- Lvl 3(b)                        (10)          --       94,439          --
 MCS -- Lvl 4(b)                       (260)          --      107,236          --
 MCS -- Lvl 5(b)                       (235)          --      160,531          --
 MCS -- Lvl 6(b)                       (299)          --       99,581          --

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CHOICE
 CONTRACTS(D):
 ------------------------------
 BDS -- Lvl 2                            --          --       50,774          --       11,897          --
 BDS -- Lvl 3                            --          --       11,238          --           --          --
 BDS -- Lvl 4                            --          --       28,648          --       12,813          --
 BDS -- Lvl 5                            --          --       99,084          --       29,732          --
 BDS -- Lvl 6                            --          --       31,195          --       18,431          --
 CAS -- Lvl 1                            --          --        9,736          --           --          --
 CAS -- Lvl 2                            --          --      289,370          --       70,328          --
 CAS -- Lvl 3                            --          --      110,023          --           --          --
 CAS -- Lvl 4                            --          --      499,177          --      136,648          --
 CAS -- Lvl 5                            --          --      770,953          --      388,356          --
 CAS -- Lvl 6                            --          --      292,731          --      119,930          --
 COS -- Lvl 2                            --          --      449,757          --       97,828          --
 COS -- Lvl 3                            --          --       97,149          --       71,942          --
 COS -- Lvl 4                            --          --      803,269          --      180,154          --
 COS -- Lvl 5                            --          --    1,563,367          --      506,949          --
 COS -- Lvl 6                            --          --      451,066          --       98,869          --
 MIT -- Lvl 2                            --          --      551,411          --      112,275          --
 MIT -- Lvl 3                            --          --       65,873          --       40,840          --
 MIT -- Lvl 4                            --          --      584,272          --      170,775          --
 MIT -- Lvl 5                            --          --    1,445,002          --      549,782          --
 MIT -- Lvl 6                            --          --      514,191          --      117,809          --
 EGS -- Lvl 1                            --          --        9,983          --           --          --
 EGS -- Lvl 2                            --          --      449,982          --      115,994          --
 EGS -- Lvl 3                            --          --      103,846          --       64,672          --
 EGS -- Lvl 4                            --          --      790,156          --      132,030          --
 EGS -- Lvl 5                            --          --    1,586,921          --      600,407          --
 EGS -- Lvl 6                            --          --      468,077          --      133,586          --
 EIS -- Lvl 2                            --          --       99,487          --       13,386          --
 EIS -- Lvl 3                            --          --       22,141          --       (1,384)         --
 EIS -- Lvl 4                            --          --      100,423          --       32,488          --
 EIS -- Lvl 5                            --          --      286,901          --       43,947          --
 EIS -- Lvl 6                            --          --       51,229          --       19,294          --
 FCE -- Lvl 2                            --          --       12,303          --        4,634          --
 FCE -- Lvl 3                            --          --        5,569          --       14,445          --
 FCE -- Lvl 4                            --          --       41,598          --        9,163          --
 FCE -- Lvl 5                            --          --       76,480          --       28,646          --
 FCE -- Lvl 6                            --          --       35,873          --       18,807          --
 FCG -- Lvl 1                            --          --       10,156          --           --          --
 FCG -- Lvl 2                            --          --       56,769          --       18,687          --
 FCG -- Lvl 3                            --          --           --          --       19,952          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CHOICE
 CONTRACTS(D):
 ------------------------------
 BDS -- Lvl 2                          (400)          --       62,271          --
 BDS -- Lvl 3                        18,650           --       29,888          --
 BDS -- Lvl 4                          (100)          --       41,361          --
 BDS -- Lvl 5                          (544)          --      128,272          --
 BDS -- Lvl 6                           (62)          --       49,564          --
 CAS -- Lvl 1                          (447)          --        9,289          --
 CAS -- Lvl 2                        (1,108)          --      358,590          --
 CAS -- Lvl 3                        33,990           --      144,013          --
 CAS -- Lvl 4                       (13,838)          --      621,987          --
 CAS -- Lvl 5                        (6,443)          --    1,152,866          --
 CAS -- Lvl 6                        (1,897)          --      410,764          --
 COS -- Lvl 2                        (4,740)          --      542,845          --
 COS -- Lvl 3                          (719)          --      168,372          --
 COS -- Lvl 4                        (9,102)          --      974,321          --
 COS -- Lvl 5                       (13,306)          --    2,057,010          --
 COS -- Lvl 6                       (19,617)          --      530,318          --
 MIT -- Lvl 2                        (1,581)          --      662,105          --
 MIT -- Lvl 3                          (137)          --      106,576          --
 MIT -- Lvl 4                       (10,598)          --      744,449          --
 MIT -- Lvl 5                       (12,538)          --    1,982,246          --
 MIT -- Lvl 6                        (8,643)          --      623,357          --
 EGS -- Lvl 1                          (458)          --        9,525          --
 EGS -- Lvl 2                        (1,007)          --      564,969          --
 EGS -- Lvl 3                          (720)          --      167,798          --
 EGS -- Lvl 4                        (8,674)          --      913,512          --
 EGS -- Lvl 5                       (16,905)          --    2,170,423          --
 EGS -- Lvl 6                       (23,105)          --      578,558          --
 EIS -- Lvl 2                          (603)          --      112,270          --
 EIS -- Lvl 3                            --           --       20,757          --
 EIS -- Lvl 4                        (1,508)          --      131,403          --
 EIS -- Lvl 5                        (1,045)          --      329,803          --
 EIS -- Lvl 6                          (225)          --       70,298          --
 FCE -- Lvl 2                            (4)          --       16,933          --
 FCE -- Lvl 3                            --           --       20,014          --
 FCE -- Lvl 4                          (125)          --       50,636          --
 FCE -- Lvl 5                           (76)          --      105,050          --
 FCE -- Lvl 6                          (269)          --       54,411          --
 FCG -- Lvl 1                          (466)          --        9,690          --
 FCG -- Lvl 2                          (102)          --       75,354          --
 FCG -- Lvl 3                            --           --       19,952          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CHOICE
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 FCG -- Lvl 4                            --          --      101,565          --       42,918          --
 FCG -- Lvl 5                            --          --      275,792          --      120,360          --
 FCG -- Lvl 6                            --          --       81,209          --       36,364          --
 FCI -- Lvl 2                            --          --       35,431          --          819          --
 FCI -- Lvl 4                            --          --       23,791          --        7,482          --
 FCI -- Lvl 5                            --          --       47,901          --       24,382          --
 FCI -- Lvl 6                            --          --       20,079          --        6,108          --
 GSS -- Lvl 2                            --          --      118,847          --       55,719          --
 GSS -- Lvl 3                            --          --       20,821          --         (517)         --
 GSS -- Lvl 4                            --          --      162,839          --       47,763          --
 GSS -- Lvl 5                            --          --      283,147          --       89,678          --
 GSS -- Lvl 6                            --          --       93,677          --       28,595          --
 HYS -- Lvl 2                            --          --       89,124          --       23,351          --
 HYS -- Lvl 3                            --          --       12,240          --       12,780          --
 HYS -- Lvl 4                            --          --      103,655          --       40,191          --
 HYS -- Lvl 5                            --          --      193,244          --       85,857          --
 HYS -- Lvl 6                            --          --       78,394          --       26,510          --
 MSS -- Lvl 2                            --          --      146,285          --       16,561          --
 MSS -- Lvl 3                            --          --       40,787          --           --          --
 MSS -- Lvl 4                            --          --      122,398          --       32,851          --
 MSS -- Lvl 5                            --          --      254,040          --       64,556          --
 MSS -- Lvl 6                            --          --       53,728          --       10,890          --
 MIS -- Lvl 1                            --          --       43,799          --           --          --
 MIS -- Lvl 2                            --          --      703,016          --      129,541          --
 MIS -- Lvl 3                            --          --       77,099          --       71,234          --
 MIS -- Lvl 4                            --          --      985,524          --      250,996          --
 MIS -- Lvl 5                            --          --    2,525,259          --      907,991          --
 MIS -- Lvl 6                            --          --      683,757          --      161,102          --
 MMS -- Lvl 1                            --          --           --          --       16,332          --
 MMS -- Lvl 2                            --          --      306,512          --     (149,129)         --
 MMS -- Lvl 4                            --          --      292,278          --     (116,278)         --
 MMS -- Lvl 5                            --          --      616,692          --     (291,537)         --
 MMS -- Lvl 6                            --          --      327,632          --      (55,288)         --
 NWD -- Lvl 2                            --          --      185,101          --       43,783          --
 NWD -- Lvl 3                            --          --       73,021          --       23,410          --
 NWD -- Lvl 4                            --          --      253,686          --       80,833          --
 NWD -- Lvl 5                            --          --      628,499          --      205,769          --
 NWD -- Lvl 6                            --          --      237,581          --       56,356          --
 RES -- Lvl 2                            --          --      253,790          --       39,138          --
 RES -- Lvl 3                            --          --       93,254          --       43,435          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CHOICE
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 FCG -- Lvl 4                          (950)          --      143,533          --
 FCG -- Lvl 5                        (1,056)          --      395,096          --
 FCG -- Lvl 6                          (908)          --      116,665          --
 FCI -- Lvl 2                          (124)          --       36,126          --
 FCI -- Lvl 4                           (33)          --       31,240          --
 FCI -- Lvl 5                          (146)          --       72,137          --
 FCI -- Lvl 6                            (8)          --       26,179          --
 GSS -- Lvl 2                        (1,181)          --      173,385          --
 GSS -- Lvl 3                                         --       20,304          --
 GSS -- Lvl 4                        (1,283)          --      209,319          --
 GSS -- Lvl 5                        (1,833)          --      370,992          --
 GSS -- Lvl 6                        (1,290)          --      120,982          --
 HYS -- Lvl 2                          (343)          --      112,132          --
 HYS -- Lvl 3                            --           --       25,020          --
 HYS -- Lvl 4                          (545)          --      143,301          --
 HYS -- Lvl 5                          (848)          --      278,253          --
 HYS -- Lvl 6                          (664)          --      104,240          --
 MSS -- Lvl 2                        (2,346)          --      160,500          --
 MSS -- Lvl 3                            --           --       40,787          --
 MSS -- Lvl 4                        (9,800)          --      145,449          --
 MSS -- Lvl 5                          (333)          --      318,263          --
 MSS -- Lvl 6                            (3)          --       64,615          --
 MIS -- Lvl 1                        (2,011)          --       41,788          --
 MIS -- Lvl 2                        (7,110)          --      825,447          --
 MIS -- Lvl 3                          (723)          --      147,610          --
 MIS -- Lvl 4                       (14,239)          --    1,222,281          --
 MIS -- Lvl 5                       (22,305)          --    3,410,945          --
 MIS -- Lvl 6                        (9,155)          --      835,704          --
 MMS -- Lvl 1                            --           --       16,332          --
 MMS -- Lvl 2                        (1,130)          --      156,253          --
 MMS -- Lvl 4                       (39,479)          --      136,521          --
 MMS -- Lvl 5                          (875)          --      324,280          --
 MMS -- Lvl 6                       (68,298)          --      204,046          --
 NWD -- Lvl 2                          (181)          --      228,703          --
 NWD -- Lvl 3                            --           --       96,431          --
 NWD -- Lvl 4                        (1,188)          --      333,331          --
 NWD -- Lvl 5                        (3,423)          --      830,845          --
 NWD -- Lvl 6                       (19,034)          --      274,903          --
 RES -- Lvl 2                        (5,154)          --      287,774          --
 RES -- Lvl 3                          (566)          --      136,123          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CHOICE
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 RES -- Lvl 4                            --          --      417,491          --       70,763          --
 RES -- Lvl 5                            --          --      823,495          --      283,061          --
 RES -- Lvl 6                            --          --      305,189          --       74,556          --
 RGS -- Lvl 2                            --          --       37,909          --        3,216          --
 RGS -- Lvl 3                            --          --       11,310          --          195          --
 RGS -- Lvl 4                            --          --       48,224          --       23,125          --
 RGS -- Lvl 5                            --          --       93,247          --       34,798          --
 RGS -- Lvl 6                            --          --       34,798          --        5,338          --
 RSS -- Lvl 2                            --          --      124,803          --       22,624          --
 RSS -- Lvl 3                            --          --       76,583          --         (736)         --
 RSS -- Lvl 4                            --          --      116,209          --       47,189          --
 RSS -- Lvl 5                            --          --      347,279          --      113,077          --
 RSS -- Lvl 6                            --          --       90,288          --       23,011          --
 SIS -- Lvl 2                            --          --       21,978          --        6,730          --
 SIS -- Lvl 3                            --          --       22,057          --        4,108          --
 SIS -- Lvl 4                            --          --       51,706          --       16,078          --
 SIS -- Lvl 5                            --          --       74,381          --       17,848          --
 SIS -- Lvl 6                            --          --       15,926          --        6,115          --
 TEC -- Lvl 1                            --          --       22,577          --           --          --
 TEC -- Lvl 2                            --          --      130,795          --       14,093          --
 TEC -- Lvl 3                            --          --       41,384          --          335          --
 TEC -- Lvl 4                            --          --      156,322          --       30,026          --
 TEC -- Lvl 5                            --          --      527,657          --      120,846          --
 TEC -- Lvl 6                            --          --      120,854          --       35,835          --
 TRS -- Lvl 2                            --          --      212,637          --        9,121          --
 TRS -- Lvl 3                            --          --       10,625          --           --          --
 TRS -- Lvl 4                            --          --      259,249          --       67,892          --
 TRS -- Lvl 5                            --          --      419,802          --      139,294          --
 TRS -- Lvl 6                            --          --      165,294          --       23,487          --
 UTS -- Lvl 2                            --          --      303,891          --       52,224          --
 UTS -- Lvl 3                            --          --       89,955          --        5,849          --
 UTS -- Lvl 4                            --          --      375,532          --      122,159          --
 UTS -- Lvl 5                            --          --      729,834          --      269,079          --
 UTS -- Lvl 6                            --          --      180,195          --       66,053          --
 GAA -- Lvl 2                            --          --       10,571          --        1,849          --
 GAA -- Lvl 3                            --          --           --          --        9,347          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CHOICE
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 RES -- Lvl 4                       (13,689)          --      474,565          --
 RES -- Lvl 5                        (8,600)          --    1,097,956          --
 RES -- Lvl 6                        (2,275)          --      377,470          --
 RGS -- Lvl 2                           (28)          --       41,097          --
 RGS -- Lvl 3                            --           --       11,505          --
 RGS -- Lvl 4                        (1,187)          --       70,162          --
 RGS -- Lvl 5                          (245)          --      127,800          --
 RGS -- Lvl 6                           (25)          --       40,111          --
 RSS -- Lvl 2                          (116)          --      147,311          --
 RSS -- Lvl 3                            --           --       75,847          --
 RSS -- Lvl 4                        (2,948)          --      160,450          --
 RSS -- Lvl 5                          (988)          --      459,368          --
 RSS -- Lvl 6                          (250)          --      113,049          --
 SIS -- Lvl 2                          (247)          --       28,461          --
 SIS -- Lvl 3                            --           --       26,165          --
 SIS -- Lvl 4                        (2,392)          --       65,392          --
 SIS -- Lvl 5                          (272)          --       91,957          --
 SIS -- Lvl 6                           (31)          --       22,010          --
 TEC -- Lvl 1                        (1,037)          --       21,540          --
 TEC -- Lvl 2                        (3,684)          --      141,204          --
 TEC -- Lvl 3                            --           --       41,719          --
 TEC -- Lvl 4                        (2,537)          --      183,811          --
 TEC -- Lvl 5                        (3,791)          --      644,712          --
 TEC -- Lvl 6                          (475)          --      156,214          --
 TRS -- Lvl 2                        (2,388)          --      219,370          --
 TRS -- Lvl 3                            --           --       10,625          --
 TRS -- Lvl 4                        (1,412)          --      325,729          --
 TRS -- Lvl 5                        (2,599)          --      556,497          --
 TRS -- Lvl 6                          (759)          --      188,022          --
 UTS -- Lvl 2                        (7,198)          --      348,917          --
 UTS -- Lvl 3                          (140)          --       95,664          --
 UTS -- Lvl 4                       (10,307)          --      487,384          --
 UTS -- Lvl 5                       (13,615)          --      985,298          --
 UTS -- Lvl 6                          (477)          --      245,771          --
 GAA -- Lvl 2                        (1,146)          --       11,274          --
 GAA -- Lvl 3                            --           --        9,347          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CHOICE CONTRACTS:
  -- CONTINUED
 ------------------------------
 GAA -- Lvl 4(d)                         --          --       11,101          --        4,672          --
 GAA -- Lvl 5(d)                         --          --       14,445          --       24,446          --
 GAA -- Lvl 6(d)                         --          --        1,888          --        1,907          --
 GGS -- Lvl 2(d)                         --          --        7,670          --        2,666          --
 GGS -- Lvl 3(d)                         --          --           --          --       12,317          --
 GGS -- Lvl 4(d)                         --          --        9,238          --        3,436          --
 GGS -- Lvl 5(d)                         --          --       36,690          --       17,619          --
 GGS -- Lvl 6(d)                         --          --       22,072          --       11,437          --
 GGR -- Lvl 2(d)                         --          --      140,567          --       14,818          --
 GGR -- Lvl 3(d)                         --          --           --          --        4,465          --
 GGR -- Lvl 4(d)                         --          --      168,573          --       34,209          --
 GGR -- Lvl 5(d)                         --          --      268,257          --      109,191          --
 GGR -- Lvl 6(d)                         --          --       61,081          --       30,008          --
 GTR -- Lvl 2(d)                         --          --        8,505          --       (1,666)         --
 GTR -- Lvl 4(d)                         --          --       19,659          --        5,942          --
 GTR -- Lvl 5(d)                         --          --       15,161          --        5,747          --
 GTR -- Lvl 6(d)                         --          --        3,943          --        1,316          --
 SGS -- Lvl 2(d)                         --          --      115,884          --       19,600          --
 SGS -- Lvl 3(d)                         --          --       20,225          --        5,282          --
 SGS -- Lvl 4(d)                         --          --      206,951          --       56,747          --
 SGS -- Lvl 5(d)                         --          --      485,291          --      119,296          --
 SGS -- Lvl 6(d)                         --          --      123,420          --       12,846          --
 GTS -- Lvl 2(b)                         --          --        7,143          --        3,972          --
 GTS -- Lvl 3(b)                         --          --        9,402          --           --          --
 GTS -- Lvl 4(b)                         --          --        2,002          --        1,543          --
 GTS -- Lvl 5(b)                         --          --       12,754          --        1,762          --
 GTS -- Lvl 6(b)                         --          --        1,836          --          257          --
 MCS -- Lvl 2(b)                         --          --       18,044          --       16,264          --
 MCS -- Lvl 3(b)                         --          --       14,934          --       17,946          --
 MCS -- Lvl 4(b)                         --          --      112,179          --       23,357          --
 MCS -- Lvl 5(b)                         --          --      240,449          --       17,519          --
 MCS -- Lvl 6(b)                         --          --       39,602          --        4,746          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CHOICE CONTRACTS:
  -- CONTINUED
 ------------------------------
 GAA -- Lvl 4(d)                       (298)          --       15,475          --
 GAA -- Lvl 5(d)                        (65)          --       38,826          --
 GAA -- Lvl 6(d)                        (35)          --        3,760          --
 GGS -- Lvl 2(d)                        (22)          --       10,314          --
 GGS -- Lvl 3(d)                         --           --       12,317          --
 GGS -- Lvl 4(d)                         (2)          --       12,672          --
 GGS -- Lvl 5(d)                        (78)          --       54,231          --
 GGS -- Lvl 6(d)                       (248)          --       33,261          --
 GGR -- Lvl 2(d)                       (228)          --      155,157          --
 GGR -- Lvl 3(d)                       (111)          --        4,354          --
 GGR -- Lvl 4(d)                       (798)          --      201,984          --
 GGR -- Lvl 5(d)                       (789)          --      376,659          --
 GGR -- Lvl 6(d)                     (2,487)          --       88,602          --
 GTR -- Lvl 2(d)                       (524)          --        6,315          --
 GTR -- Lvl 4(d)                         --           --       25,601          --
 GTR -- Lvl 5(d)                        (46)          --       20,862          --
 GTR -- Lvl 6(d)                         (4)          --        5,255          --
 SGS -- Lvl 2(d)                       (188)          --      135,296          --
 SGS -- Lvl 3(d)                         --           --       25,507          --
 SGS -- Lvl 4(d)                     (1,746)          --      261,952          --
 SGS -- Lvl 5(d)                     (4,897)          --      599,690          --
 SGS -- Lvl 6(d)                       (173)          --      136,093          --
 GTS -- Lvl 2(b)                         (8)          --       11,107          --
 GTS -- Lvl 3(b)                         --           --        9,402          --
 GTS -- Lvl 4(b)                        (12)          --        3,533          --
 GTS -- Lvl 5(b)                         --           --       14,516          --
 GTS -- Lvl 6(b)                                      --        2,093          --
 MCS -- Lvl 2(b)                        (26)          --       34,282          --
 MCS -- Lvl 3(b)                         --           --       32,880          --
 MCS -- Lvl 4(b)                       (247)          --      135,289          --
 MCS -- Lvl 5(b)                       (469)          --      257,499          --
 MCS -- Lvl 6(b)                        (10)          --       44,338          --

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA FLEX 4
 CONTRACTS(D):
 ------------------------------
 CAS -- Lvl 5                            --          --        3,309          --           --          --
 COS -- Lvl 3                            --          --          528          --           --          --
 COS -- Lvl 5                            --          --          404          --           --          --
 MIT -- Lvl 3                            --          --          484          --           --          --
 MIT -- Lvl 4                            --          --          309          --           --          --
 MIT -- Lvl 5                            --          --        7,185          --          (29)         --
 EGS -- Lvl 5                            --          --        5,222          --           13          --
 EIS -- Lvl 4                            --          --          707          --           --          --
 EIS -- Lvl 5                            --          --        1,998          --           --          --
 FCI -- Lvl 5                            --          --        2,079          --           --          --
 GSS -- Lvl 5                            --          --        4,857          --           --          --
 HYS -- Lvl 5                            --          --        2,068          --           --          --
 MIS -- Lvl 3                            --          --          526          --           --          --
 MIS -- Lvl 4                            --          --        1,172          --           --          --
 MIS -- Lvl 5                            --          --        5,967          --           --          --
 MMS -- Lvl 5                            --          --        9,973          --           --          --
 NWD -- Lvl 4                            --          --          164          --           --          --
 NWD -- Lvl 5                            --          --        2,248          --           --          --
 RSS -- Lvl 4                            --          --          314          --           --          --
 TRS -- Lvl 3                            --          --          453          --           --          --
 TRS -- Lvl 4                            --          --          289          --           --          --
 TRS -- Lvl 5                            --          --          376          --           --          --
 UTS -- Lvl 5                            --          --        2,091          --           --          --
 GGR -- Lvl 5                            --          --        1,747          --           --          --
 MCS -- Lvl 4                            --          --          169          --           --          --
 MCS -- Lvl 5                            --          --        2,273          --           --          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA FLEX 4
 CONTRACTS(D):
 ------------------------------
 CAS -- Lvl 5                            --           --        3,309          --
 COS -- Lvl 3                            --           --          528          --
 COS -- Lvl 5                            --           --          404          --
 MIT -- Lvl 3                            --           --          484          --
 MIT -- Lvl 4                            --           --          309          --
 MIT -- Lvl 5                        (2,707)          --        4,449          --
 EGS -- Lvl 5                        (2,989)          --        2,246          --
 EIS -- Lvl 4                            --           --          707          --
 EIS -- Lvl 5                            --           --        1,998          --
 FCI -- Lvl 5                            --           --        2,079          --
 GSS -- Lvl 5                            --           --        4,857          --
 HYS -- Lvl 5                            --           --        2,068          --
 MIS -- Lvl 3                            --           --          526          --
 MIS -- Lvl 4                            --           --        1,172          --
 MIS -- Lvl 5                        (2,905)          --        3,062          --
 MMS -- Lvl 5                            --           --        9,973          --
 NWD -- Lvl 4                            --           --          164          --
 NWD -- Lvl 5                            --           --        2,248          --
 RSS -- Lvl 4                            --           --          314          --
 TRS -- Lvl 3                            --           --          453          --
 TRS -- Lvl 4                            --           --          289          --
 TRS -- Lvl 5                            --           --          376          --
 UTS -- Lvl 5                            --           --        2,091          --
 GGR -- Lvl 5                            --           --        1,747          --
 MCS -- Lvl 4                            --           --          169          --
 MCS -- Lvl 5                            --           --        2,273          --

(d) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS -- continued
(6) INVESTMENT PURCHASES AND SALES
The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2000:

                                  Purchases       Sales
                                 ------------  ------------
 Bond Series                     $ 33,632,565  $ 13,754,085
 Capital Appreciation Series      562,619,665   404,615,495
 Capital Opportunities Series     419,737,910    59,298,268
 Massachusetts Investors Trust
  Series                          508,194,209   335,636,379
 Emerging Growth Series           545,680,643   174,185,082
 Equity Income Series              74,059,542    11,874,492
 Foreign & Colonial Emerging
  Markets Equity Series            28,395,278    19,608,577
 International Growth Series       95,478,081    36,665,018
 International Growth and
  Income Series                    62,032,025    53,493,994
 Government Securities Series     155,577,929   142,112,893
 High Yield Series                119,092,228   100,905,968
 Managed Sectors Series           268,535,843   127,174,981
 Massachusetts Investors Growth
  Stock Series                    543,302,772    59,635,661
 Money Market Series              656,783,037   704,416,907
 New Discovery Series             185,396,814    29,303,100
 Research Series                  291,633,131   142,562,970
 Research Growth and Income
  Series                           31,308,371    18,581,040
 Research International Series     70,317,279    10,780,660
 Strategic Income Series           19,871,978     6,293,880
 Technology Series                 40,585,417     1,089,248
 Total Return Series              301,835,314   437,583,044
 Utilities Series                 231,613,073    36,501,474
 Global Asset Allocation Series    18,429,086    18,697,962
 Global Governments Series         12,079,510    21,940,086
 Global Growth Series             163,143,308    74,146,265
 Global Total Return Series        16,757,678    16,807,198
 Strategic Growth Series          102,644,183    12,683,045
 Global Telecommunications
  Series                            1,711,691        27,491
 Mid Cap Growth Series             28,308,403       698,854

INDEPENDENT AUDITORS' REPORT

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum,
 Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Sub-Account, Research Growth and Income Sub-Account, Research International Sub-Account, Strategic Income Sub-Account, Technology Series Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth Sub-Account, Global Total Return Sub-Account, Strategic Growth Sub-Account, Global Telecommunications Sub-Account and Mid Cap Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                        CONSOLIDATED STATEMENTS OF INCOME
                                  (in millions)

              For the years ended December 31, 2000, 1999 and 1998

                                                                      2000                1999              1998
                                                                ---------------     ---------------    ---------------
Revenues
  Premiums and annuity considerations                             $      44.8         $     45.1         $     203.3
  Net investment income                                                 287.7              365.0               455.9
  Net realized investment gains (losses)                                (19.9)               2.3                 8.4
  Fee and other income                                                  297.8              217.5               179.1
                                                                ---------------     ---------------    ---------------

Total revenues                                                          610.4              629.9               846.7
                                                                ---------------     ---------------    ---------------

Benefits and expenses
  Policyowner benefits                                                  338.3              334.9               588.1
  Other operating expenses                                              164.9              101.1               100.0
  Amortization of deferred policy acquisition costs                     123.8               67.8                88.8
                                                                ---------------     ---------------    ---------------

Total benefits and expenses                                             627.0              503.8               776.9
                                                                ---------------     ---------------    ---------------

Income (loss) from operations                                           (16.6)             126.1                69.8

    Interest expense                                                     44.7               43.3                44.9
                                                                ---------------     ---------------    ---------------

Income (loss) before income tax expense and discontinued
operations                                                              (61.3)              82.8                24.9
                                                                ---------------     ---------------    ---------------

Income tax expense (benefit):
    Federal                                                             (61.7)              28.8                10.9
    State                                                                (2.1)               0.3                (0.1)
                                                                ---------------     ---------------    ---------------

    Income tax expense (benefit)                                        (63.8)              29.1                10.8
                                                                ---------------     ---------------    ---------------

Net income from continuing operations                                     2.5               53.7                14.1

Net loss on disposal of subsidiaries, after tax                             -              (12.3)                  -

Discontinued operations                                                     -                1.0                 0.1
                                                                ---------------     ---------------    ---------------

Net income                                                        $       2.5         $     42.4         $      14.2
                                                                ===============     ===============    ===============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                           CONSOLIDATED BALANCE SHEETS
                       (in millions except per share data)

                           December 31, 2000 and 1999


                                ASSETS                                        2000                   1999
                                                                         ----------------      ----------------
Investments
  Available-for-sale fixed maturities at fair value (amortized cost
  of $2,454.5 and $2,685.4 in 2000 and 1999, respectively)                 $    2,501.4           $    2,677.3
  Trading fixed maturities at fair value (amortized cost of $635.5 and
  $1.0 in 2000 and 1999, respectively)                                            648.2                    1.0
  Held-to-maturity fixed maturities at amortized cost                             600.0                      -
  Short-term investments                                                          112.1                  177.2
  Mortgage loans                                                                  846.4                  931.4
  Real estate                                                                      77.7                   95.1
  Policy loans                                                                     41.5                   40.7
  Other invested assets                                                            74.6                   67.9
                                                                         ----------------      ----------------
Total investments                                                               4,901.9                3,990.6

Cash and cash equivalents                                                         390.0                  550.3
Accrued investment income                                                          64.9                   50.5
Deferred policy acquisition costs                                                 762.0                  686.3
Outstanding premiums                                                                3.0                    2.7
Other assets                                                                       61.7                   81.2
Separate account assets                                                        17,874.2               16,123.3
                                                                         ----------------      ----------------

Total assets                                                               $   24,057.7           $   21,484.9
                                                                         ================      ================

                              LIABILITIES

Future contract and policy benefits                                        $      714.7           $      729.3
Contractholder deposit funds and other policy liabilities                       3,313.0                3,144.8
Unearned revenue                                                                    4.5                    7.1
Accrued expenses and taxes                                                         52.7                   98.8
Deferred federal income taxes                                                      41.4                   77.7
Long-term debt payable to affiliates                                              565.0                  565.0
Partnership Capital Securities                                                    607.8                      -
Other liabilities                                                                 123.2                   67.7
Separate account liabilities                                                   17,874.2               16,123.3
                                                                         ----------------      ----------------

Total liabilities                                                              23,296.5               20,813.7
                                                                         ----------------      ----------------

Commitments and contingencies - Note 15

                         STOCKHOLDER'S EQUITY

Common stock, $1,000 par value -  10,000 shares authorized; 6,437 and
  5,900 shares issued and outstanding in 2000 and 1999, respectively       $        6.4           $        5.9
Additional paid-in capital                                                        264.9                  199.4
Accumulated other comprehensive income                                             38.6                    7.1
Retained earnings                                                                 451.3                  458.8
                                                                         ----------------      ----------------

Total stockholder's equity                                                        761.2                  671.2
                                                                         ----------------      ----------------

Total liabilities and stockholder's equity                                 $   24,057.7           $   21,484.9
                                                                         ================      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (in millions)

              For the years ended December 31, 2000, 1999, and 1998


                                                                              2000           1999            1998

Net income                                                                 $     2.5       $     42.4      $    14.2

                                                                         -------------   -------------   -------------
Other comprehensive income
  Net unrealized holding gains (losses) on available-for-sale
    securities, net of tax                                                      31.4            (68.6)          (4.3)
  Other                                                                          0.1             (0.2)             -
                                                                         -------------   -------------   --------------
                                                                                31.5            (68.8)          (4.3)
                                                                         -------------   -------------   --------------

Comprehensive income                                                       $    34.0       $    (26.4)     $     9.9
                                                                         =============   =============   ==============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                  (in millions)

              For the years ended December 31, 2000, 1999, and 1998


                                                                         ACCUMULATED
                                                        ADDITIONAL          OTHER                               TOTAL
                                      COMMON STOCK       PAID-IN        COMPREHENSIVE       RETAINED        STOCKHOLDER'S
                                                         CAPITAL            INCOME          EARNINGS           EQUITY
                                     ---------------  ---------------  -----------------  --------------   ----------------

Balance at December 31, 1997           $        5.9     $      199.4     $         80.2     $     532.2      $       817.7

   Net income                                                                                      14.2               14.2
   Other comprehensive income                                                      (4.3)                              (4.3)
   Dividends to stockholder                                                                       (50.0)             (50.0)
                                     ---------------  ---------------  -----------------  --------------   ----------------

Balance at December 31, 1998                    5.9            199.4               75.9           496.4              777.6

   Net income                                                                                      42.4               42.4
   Other comprehensive income                                                     (68.8)                             (68.8)
   Dividends to stockholder                                                                       (80.0)             (80.0)
                                     ---------------  ---------------  -----------------  --------------   ----------------

Balance at December 31, 1999                    5.9            199.4                7.1           458.8              671.2

   Net income                                                                                       2.5                2.5
   Other comprehensive income                                                      31.5                               31.5
   Common shares issued                         0.5                                                                    0.5
    Additional paid-in-capital                                  65.5                                                  65.5
   Dividends to stockholder                                                                       (10.0)             (10.0)
                                     ---------------  ---------------  -----------------  --------------   ----------------

Balance at December 31, 2000           $        6.4     $      264.9     $         38.6     $     451.3      $       761.2
                                     ===============  ===============  =================  ==============   ================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (in millions)

              For the years ended December 31, 2000, 1999 and 1998



                                                                             2000                 1999               1998
                                                                        ----------------     ----------------    -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income from continuing operations                                       $    2.5            $    53.7           $    14.1
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of  discount and premiums                                        (0.8)                (0.5)                0.2
  Depreciation and amortization                                                  2.8                  3.7                 2.2
  Net realized (gains) losses on investments                                    19.9                 (2.3)               (8.4)
  Net unrealized gains on trading fixed maturities                             (12.7)                   -                   -
  Interest credited to contractholder deposits                                 195.5                216.4               238.7
  Deferred federal income taxes                                                (53.1)                14.5                (8.6)
  Cash dividends from subsidiaries                                                 -                 19.3                   -
Changes in assets and liabilities:
  Deferred acquisition costs                                                   (83.0)               (88.4)              208.7
  Accrued investment income                                                     (5.7)                11.4                31.1
  Other assets                                                                  15.0                (75.3)               78.5
  Future contract and policy benefits                                          (14.5)                (7.5)           (1,124.0)
   Other, net                                                                   38.7                 72.3               896.6
                                                                         ----------------     ----------------    -------------
Net cash provided by operating activities                                      104.6                217.3               329.1
                                                                         ----------------     ----------------    -------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales, maturities and repayments of:
       Available-for-sale fixed maturities                                   1,001.9              1,240.9             1,665.6
       Trading fixed maturities                                                186.9                    -                   -
       Subsidiaries                                                                -                 57.5                 0.6
       Other invested assets                                                       -                    -                 0.9
       Mortgage loans                                                          208.5                385.7               316.9
       Real estate                                                              36.0                  2.8                 6.0
  Purchases of:
       Available-for-sale fixed maturities                                    (738.3)              (615.2)           (1,346.7)
       Trading fixed maturities                                               (821.3)                   -                   -
       Equity securities                                                           -                    -                (0.2)
       Other invested assets                                                    (2.2)                (7.4)              (11.4)
       Mortgage loans                                                         (121.9)              (344.9)             (123.0)
       Real estate                                                             (15.0)                (1.6)               (1.1)
  Changes in other investing activities, net                                     2.8                  3.1               (14.4)
  Net change in policy loans                                                    (0.8)                 1.9                (1.6)
  Net change in short-term investments                                          34.9                155.9               (38.2)
                                                                         ----------------    ----------------    -------------
Net cash provided by (used in) investing activities                           (228.5)               878.7               453.4
                                                                         ----------------    ----------------    -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Deposits to contractholder deposit funds                                   1,962.3              1,536.8               910.8
  Withdrawals from contractholder deposit funds                             (1,988.7)            (2,267.2)           (1,803.2)
  Repayment of long-term debt and borrowed funds                                   -                    -              (110.1)
  Dividends paid to stockholder                                                (10.0)               (80.0)              (50.0)
                                                                         ----------------    ----------------    -------------
Net cash provided by (used in) financing activities                            (36.4)              (810.4)          (1,052.5)
                                                                         ----------------    ----------------    -------------
Net change in cash and cash equivalents                                       (160.3)               285.6              (270.0)
  Cash and cash equivalents, beginning of year                                 550.3                264.7               534.7
                                                                         ----------------    ----------------    -------------
  Cash and cash equivalents, end of year                                    $  390.0            $   550.3           $   264.7
                                                                         ================    ================    =============
SUPPLEMENTAL CASH FLOW INFORMATION
  Interest paid                                                             $   43.3            $    43.3           $    40.5
  Income taxes paid                                                             63.7                  5.5                50.6

NON-CASH TRANSACTION
On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


1.   DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2000, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's wholly-owned insurance subsidiary, Sun Life Insurance and Annuity Company of New York, is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts, group life and disability insurance, and other asset management services.

     The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a life insurance company domiciled in Canada which reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("SLC"), is now the ultimate parent of Sun Life Assurance Company of Canada and the Company.

     BASIS OF PRESENTATION

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

     For the year ended December 31, 1999, the Company filed its Annual Report on Form 10-K using audited statutory financial statements prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a comprehensive basis of accounting other than GAAP. During 2000 the Company changed its basis of accounting to GAAP and has restated the financial statements for the prior years ended December 31, 1999 and 1998 to conform with GAAP. See
     Note 13 for a reconciliation of statutory surplus to GAAP equity and statutory net income to GAAP net income.

     The consolidated financial statements include the accounts of the Company and its subsidiaries. The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial Services Limited, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Finance Corporation, Sun Financial Group Advisers, Inc., Sun Life of Canada (U.S.) SPE 97-1, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., and Clarendon Insurance Agency, Inc. The results are also consolidated with Sun Life of Canada Funding, LLC, which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I, for which
     Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner. All significant intercompany transactions have been eliminated in consolidation.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     Sun Life Insurance and Annuity Company of New York is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in its state of domicile, New York. Sun Life of Canada (U.S.) Distributors, Inc. is a registered investment adviser and broker-dealer. Sun Life Financial Services Limited serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada (Bermuda), an affiliate. Sun Capital Advisers, Inc. is a registered investment adviser. Sun Life of Canada (U.S.) SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner of Sun Life of Canada (U.S.) Limited Partnership I. Clarendon Insurance Agency, Inc. is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates.
     Sun Benefit Services Company, Inc., Sun Life Finance Corporation and
     Sun Financial Group Advisers, Inc. are currently inactive. Sun Life of Canada Funding, LLC. was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. Sun Life of Canada (U.S.) Limited Partnership I was established to purchase subordinated debentures issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., and to issue Partnership Capital Securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I.

     In June 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. Sun Life Information Services Ireland, Limited provides information systems development services to Sun Life Assurance Company of Canada and its subsidiaries.

     During 1999, the Company sold two of its subsidiaries, Massachusetts Casualty Insurance Company ("MCIC") (sold February 1999) and New London Trust F.S.B. ("NLT") (sold October 1999). MCIC is a life insurance company that issues only individual disability income policies. NLT is a federally chartered savings bank, which grants commercial, residential real estate and installment loans. The results of operations of MCIC and NLT are reported as discontinued operations.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

     RECLASSIFICATIONS

     Certain amounts in the prior years' financial statements have been reclassified to conform to the 2000 presentation.

     FINANCIAL INSTRUMENTS

     In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     INVESTMENTS

     The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums, and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of policyholder related amounts and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis. The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

     Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

     Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

     Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

     Other invested assets consist primarily of leveraged leases and tax credit partnerships.

     The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

     Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

     Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):


     DEFERRED POLICY ACQUISITION COSTS

     Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized; generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. Deferred acquisition costs for each life product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

     OTHER ASSETS

     Property, equipment, leasehold improvements and capitalized software costs which are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 4.5% to 5.5% for life insurance and 6.0% to 11.3% for annuities. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon both the Company and its affiliates' experience and industry standards. Estimated liabilities are established for group life and health policies that contain experience-rating provisions.

     Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

     Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

     REVENUE AND EXPENSES

     Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group life and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

     Benefits and expenses, other than deferred policy acquisition costs, related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     INCOME TAXES

     The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments, and are generally not chargeable with liabilities that arise from any other business of the Company.

     SEPARATE ACCOUNTS

     The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

     NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", which establishes accounting and reporting standards for derivative instruments. SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

     In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133." SFAS No. 137 delays the effective date of SFAS No. 133 for all fiscal quarters until fiscal years beginning after June 15, 2000.

     In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     Initial application of SFAS No. 133, as amended, for the Company will begin January 1, 2001. The Company estimates that at January 1, 2001, it will record $8,600,000 as a cumulative transition adjustment that will increase earnings relating to derivatives not designated as hedges prior to adoption of SFAS 133.

     On January 1, 1999, the Company adopted AICPA SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This SOP provides guidance for determining whether costs of software developed or obtained for internal use should be capitalized or expensed as incurred. In the past, the Company has expensed such costs as they were incurred. The adoption of SOP 98-1, resulted in an increase in pre-tax income of $6,232,000 for the year ended December 31, 1999.

     In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

     In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Services of Financial Assets and Extinguishment of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. For transfers and servicing of financial assets and Extinguishment of liabilities, this standard will be effective for the Company's June 30, 2001 unaudited financial statements. However, for disclosures regarding securitizations and collateral, as well as recognition and reclassification of collateral, this standard will be effective for the Company's December 31, 2000 financial statements. The Company is currently evaluating the financial statement impact of the adoption of this standard, however, it does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


2.   SIGNIFICANT TRANSACTIONS WITH AFFILIATES

     Effective October 1, 1998, the Company terminated a reinsurance agreement with Sun Life Assurance Company of Canada resulting in a decrease in income from operations to the Company of approximately $64,000,000 in 1998.

     On February 11, 1999, two notes previously issued to the Company by Massachusetts Financial Services Company ("MFS"), an affiliate, were combined into a new note with a February 11, 2000 maturity date. The original notes were each issued for $110,000,000. One note was issued on February 11, 1998 at an interest rate of 6.0% and a due date of February 11, 1999. The other note was issued on December 22, 1998 at an interest rate of 5.55% and a due date of February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six-month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21,1999.

     On December 31, 1998, the Company had an additional $20,000,000 investment in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

     On January 14, 2000, the Company purchased $200,000,000 of notes from MFS. On November 1, 2000, MFS repaid $100,000,000 of these notes.

     On February 5, 1999, the Company sold MCIC to an unaffiliated company. The net proceeds of this sale were $33,965,000. The Company realized a loss of $25,465,000 net of a $14,482,000 tax benefit.

     On October 29, 1999, the Company sold NLT to an unaffiliated company for $30,254,000. The Company realized a gain of $13,170,000 after taxes of $10,186,000.

     On December 22, 1999, the Company acquired twenty-eight mortgages from Sun Life Assurance Company of Canada for a total cost of $118,092,000.

     On June 27, 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. The Company realized a pretax gain of $451,000 on the sale.

     On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its ownership in all 200 shares issued and outstanding of Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

     As a result of the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. on December 21, 2000, and its ownership interest in Sun Life of Canada (U.S.) Limited Partnership I, the Company became the owner of a $600,000,000 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc. The Company also assumed the liability of the partnership capital securities issued to Sun Life of Canada (U.S.) Capital Trust I, a Delaware business Trust sponsored by the Company's parent. Partnership capital securities issued of $600,010,000 accrue interest at 8.526% and have no scheduled maturity date. These partnership capital securities, which represent the limited partner interest of Sun Life (U.S.) Limited Partnership I, may be redeemed on or after May 6, 2027. The Company is accounting for the acquisition of Sun Life of Canada (U.S.) General Partner, Inc. using the purchase method of accounting. The attached proforma statements of income for the years ended December 31, 2000 and 1999 illustrate the Company's results of operations as if the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. took place at the beginning of the year, respectively.

                                                                    Proforma            Proforma
                                                                      2000                1999
                                                                ---------------     --------------
Revenues
  Premiums and annuity considerations                             $      44.8         $     45.1
  Net investment income                                                 338.8              419.8
  Net realized investment gains (losses)                                (19.9)               2.3
  Fee and other income                                                  297.9              217.5
                                                                ---------------     --------------

Total revenues                                                          661.6              684.7
                                                                ---------------     --------------

Benefits and expenses
  Policyowner benefits                                                  338.3              334.9
  Other operating expenses                                              164.9              101.1
  Amortization of deferred policy acquisition costs                     123.8               67.8
                                                                ---------------     --------------

Total benefits and expenses                                             627.0              503.8
                                                                ---------------     --------------

Income (loss) from operations                                            34.6              180.9

    Interest expense                                                     94.5               94.5
                                                                ---------------     --------------

Income (loss) before income tax expense and discontinued
operations                                                              (59.9)              86.4
                                                                ---------------     --------------

Income tax expense (benefit):
    Federal                                                             (61.7)              30.0
    State                                                                (2.1)               0.4
                                                                ---------------     --------------

    Income tax expense (benefit)                                        (63.8)              30.4
                                                                ---------------     --------------

Net income from continuing operations                                     3.9               56.0

Net loss on disposal of subsidiaries, after tax                             -              (12.3)

Discontinued operations                                                     -                1.0
                                                                ---------------     --------------

Net income                                                        $       3.9         $     44.7
                                                                ===============     ==============

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


2.   SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

     Dividends in the amounts of $10,000,000, $80,000,000, and $50,000,000, were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2000, 1999, and 1998, respectively. The Company and its subsidiaries have management services agreements with Sun Life Assurance Company of Canada which provide that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $31,857,416 in 2000, $30,745,000 in 1999, and $17,381,000 in 1998.

     As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

     The Company has accrued $4,259,000 for unpaid interest on surplus notes at December 31, 2000 and 1999, respectively. The Company expensed $43,266,000, $43,266,000, and $44,903,000 for interest on surplus notes and notes payable for the years ended December 31, 2000, 1999 and 1998, respectively.

     On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its $350,000,000 Sun Life Assurance Company of Canada subordinated note to Sun Canada Financial Co., an affiliate, in the form of additional capitalization. On the same day, Sun Canada Financial Co. transferred its ownership in the Company's surplus notes totaling $315,000,000 to Sun Life of Canada (U.S.) Holdings, Inc. in the form of a dividend. As a result, the Company had $565,000,000 of surplus notes issued to its parent, Sun Life of Canada (U.S.) Holdings Inc., as of December 31, 2000. The following table lists the details of the surplus notes outstanding (in 000's):


                                                       MATURITY    PRINCIPAL    RATE
                                                      ----------------------------------
            Sun Life of Canada (U.S.) Holdings, Inc.   12/15/07     $150,000    6.625%
            Sun Life of Canada (U.S.) Holdings, Inc.   12/15/15      150,000    7.250%
            Sun Life of Canada (U.S.) Holdings, Inc.   12/15/15        7,500    6.125%
            Sun Life of Canada (U.S.) Holdings, Inc.   12/15/07        7,500    5.750%
            Sun Life of Canada (U.S.) Holdings, Inc.   11/06/27      250,000    8.625%
                                                                   ------------
                                                Total               $565,000
                                                                   ============

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


3.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair value of fixed maturities were as follows (in 000's):


                                                                                 DECEMBER 31, 2000
                                                                                 GROSS          GROSS       ESTIMATED
                                                                AMORTIZED      UNREALIZED    UNREALIZED       FAIR
                                                                   COST          GAINS         LOSSES         VALUE
                                                              --------------------------------------------------------
     Available-for-sale fixed maturities:
       United States treasury securities, U.S. Government
         and agency securities                                  $    183,733     $    8,286    $      (68)     $ 191,951
       States, provinces and political subdivisions                   22,515            653             -         23,168
       Mortgage-backed securities                                    123,113          2,132          (317)       124,928
       Public utilities                                              286,744         12,805        (5,914)       293,635
       Transportation                                                245,675         13,406        (3,821)       255,260
       Finance                                                       299,440          8,141        (5,761)       301,820
       Corporate                                                   1,293,302         52,597       (35,271)     1,310,628
                                                              ------------------------------------------------------------
     Total available-for-sale fixed maturities                  $  2,454,522     $   98,020    $  (51,152)   $ 2,501,390
                                                              ============================================================
     Trading fixed maturities:
       United States treasury securities, U.S. Government
         and agency securities                                  $        500     $        1    $       -     $       501
       Mortgage-backed securities                                     18,281            556          (156)        18,681
       Public utilities                                               30,918          1,293          (243)        31,968
       Transportation                                                 97,900          3,218          (266)       100,852
       Finance                                                       159,250          5,470          (348)       164,372
       Corporate                                                     328,662          9,116        (5,975)       331,803
                                                              ------------------------------------------------------------
     Total trading fixed securities                             $    635,511     $   19,654    $   (6,988)   $   648,177
                                                              ============================================================
     Held-to-maturity fixed maturities:
       Sun Life of Canada (U.S.) Holdings, Inc.,
       8.526% subordinated debt, due 2027                       $    600,000     $     -       $  (53,888)   $   546,112
                                                              ------------------------------------------------------------
     Total held-to-maturity fixed maturities                    $    600,000     $     -       $  (53,888)   $   546,112
                                                              ============================================================

                                                                                 DECEMBER 31, 1999
                                                                                 GROSS          GROSS       ESTIMATED
                                                                AMORTIZED      UNREALIZED    UNREALIZED       FAIR
                                                                   COST          GAINS         LOSSES         VALUE
                                                              ---------------------------------------------------------
     Available-for-sale fixed maturities:
       United States treasury securities, U.S. Government
       and agency securities                                    $    107,272     $    2,104    $   (3,191)   $   106,185
       States, provinces and political subdivisions                   32,593             15          (161)        32,447
       Mortgage-backed securities                                     98,903          1,225          (541)        99,587
       Public utilities                                              360,672          7,954        (9,780)       358,846
       Transportation                                                327,544          8,585        (4,258)       331,871
       Finance                                                       281,303          4,632        (6,935)       279,000
       Corporate                                                   1,477,105         22,851       (30,556)     1,469,400
                                                              ------------------------------------------------------------
     Total available-for-sale fixed maturities                  $  2,685,392     $   47,366    $  (55,422)   $ 2,677,336
                                                              ============================================================
     Trading fixed maturities:
       United States treasury securities, U.S. Government
       and agency securities                                    $      1,000     $        2    $        -    $     1,002
                                                              ------------------------------------------------------------
     Total trading fixed securities                             $      1,000     $        2    $        -    $     1,002
                                                              ============================================================

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


3.   INVESTMENTS (CONTINUED)

     The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000's). Actual maturities may differ from contractual maturities on mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.


                                                                                 DECEMBER 31, 2000

                                                                               AMORTIZED      ESTIMATED
                                                                                 COST         FAIR VALUE
                                                                          -------------------------------------
     Maturities of available-for-sale fixed securities:
               Due in one year or less                                    $      190,837     $      187,267
               Due after one year through five years                             949,281            959,260
               Due after five years through ten years                            537,068            563,360
               Due after ten years                                               777,336            791,503
                                                                          -------------------------------------
                                                                          $    2,454,522     $    2,501,390
                                                                          =====================================
     Maturities of trading fixed securities:
               Due in one year or less                                    $          500     $          501
               Due after one year through five years                             186,541            190,300
               Due after five years through ten years                            266,573            270,476
               Due after ten years                                               181,897            186,900
                                                                          -------------------------------------
                                                                          $      635,511     $      648,177
                                                                          =====================================
     Maturities of held-to-maturity securities:
               Due after ten years                                        $      600,000     $      546,112
                                                                          =====================================

     Gross gains of $9,056,000, $12,496,000 and $25,752,000 and gross losses of
     $24,018,000, $7,646,000, and $1,439,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2000, 1999, and 1998, respectively.

     Fixed maturities with an amortized cost of approximately $2,991,000 and $3,009,000 at December 31, 2000 and 1999 respectively, were on deposit with Federal and State governmental authorities as required by law.

     No fixed maturities have been pledged to collateralize various liabilities at December 31, 2000 and 1999, respectively.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


3    INVESTMENTS (CONTINUED)

     As of December 31, 2000 and 1999, 98% and 94%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies. During 2000, the Company incurred realized losses totalling $14,956,000 for other than temporary impairment of value of some of its fixed maturities after determining that not all of the year 2000 unrealized losses are temporary in nature. Also in 2000, the Company stopped accruing income on its holdings of an issuer that declared bankruptcy. $243,000 of interest income on these holdings was not accrued. All of the Company's securities were income producing for the years ended December 31, 1999 and 1998.

     MORTGAGE LOANS AND REAL ESTATE

     The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure. The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows (in 000's):


                                                                              DECEMBER 31,
                                                                        2000               1999
                                                                 ---------------------------------------
     Total mortgage loans                                        $       846,439      $     931,351
                                                                 =======================================
     Real estate:
        Held-for-sale                                                      7,483              7,804
        Held for production of income                                     70,239             87,290
                                                                 ---------------------------------------
     Total real estate                                           $        77,722      $      95,094
                                                                 =======================================

     Accumulated depreciation on real estate was $14,879,000 and $18,529,000 at December 31, 2000 and 1999, respectively.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


3.   INVESTMENTS (CONTINUED):

     The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, mortgage loans' values are impaired or mortgage loans' values are impaired but they are performing, appropriate allowances for losses have been made. The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $18,165,000 and $33,577,000 at December 31, 2000 and 1999, respectively, against which there are allowances for losses of $4,675,000 and $7,750,000, respectively. During 2000, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $1,500,000.

     The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows (in 000's):


                                             BALANCE AT                                     BALANCE AT
                                             JANUARY 1,      ADDITIONS     SUBTRACTIONS    DECEMBER 31,
                                          ---------------------------------------------------------------
     2000
     Mortgage loans                       $      7,750    $      3,837    $     (6,912)    $      4,675
     Real estate                                 1,723               -          (1,723)               -

     1999
     Mortgage loans                       $      6,600    $      4,045    $     (2,895)    $      7,750
     Real estate                                 1,250           1,379            (906)           1,723

     Mortgage loans and real estate investments comprise the following property types and geographic regions (in 000's):


                                                  DECEMBER 31,
                                              2000           1999
                                          -------------------------------
     Property Type:
        Office building                   $     328,976   $      357,466
        Residential                              47,805           58,546
        Retail                                  379,326          433,970
        Industrial/warehouse                    153,580          156,204
        Other                                    19,149           29,732
        Valuation allowances                     (4,675)          (9,473)
                                          -------------------------------
     Total                                $     924,161   $    1,026,445
                                          ===============================

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


3.   INVESTMENTS (CONTINUED):


                                                                  DECEMBER 31,
                                                              2000           1999
                                                         -------------------------------
     Geographic region:
        Arizona                                          $     19,809    $     16,155
        California                                             87,607         117,355
        Colorado                                                8,636          13,019
        Connecticut                                            38,401          25,229
        Delaware                                               15,131          15,919
        Florida                                                36,179          43,718
        Georgia                                                46,895          52,178
        Indiana                                                13,496          19,174
        Kentucky                                               14,941          12,225
        Maryland                                               20,849          10,826
        Massachusetts                                          98,377          99,661
        Michigan                                               45,948          69,545
        Nevada                                                  5,308           5,532
        New Jersey                                             16,653          18,806
        New York                                               69,529          65,107
        North Carolina                                         11,009          10,111
        Ohio                                                   35,966          43,947
        Pennsylvania                                          132,615         159,328
        Tennessee                                              12,889          13,385
        Texas                                                  22,380          17,924
        Utah                                                   11,171          11,583
        Virginia                                               20,911          21,731
        Washington                                             60,560          68,657
        All other                                              83,576         104,803
        Valuation allowances                                   (4,675)         (9,473)
                                                         -------------------------------
     Total                                               $    924,161   $   1,026,445
                                                         ===============================

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


3.   INVESTMENTS (CONTINUED):

     At December 31, 2000, scheduled mortgage loan maturities were as follows (000's):

     2001                                               $         81,373
     2002                                                         53,711
     2003                                                         31,245
     2004                                                         50,392
     2005                                                         89,651
     Thereafter                                                  540,067
                                                      -------------------
     Total                                              $        846,439
                                                      ===================

     Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $45,119,000 and $15,911,000 at December 31, 2000 and 1999, respectively.

     During 2000, the Company sold commercial mortgage loans in a securitization transaction. In the transaction, the Company retained servicing responsibilities, a Class B and a Class I interest only certificate. The Class B certificate is a subordinated interest. The Company receives annual servicing fees, before expenses, of 0.1 percent of the outstanding balance and rights to future cash flows arising after the investors in the securitization trust have received the return for which they contracted. The investors in the securitization trust have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interest is subject to credit, and interest rate risk on the transferred financial assets. The Company recognized a pretax gain of $763,000 on the securitization transaction.

     Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year were as follows:


                                                          CLASS B          CLASS I
     Prepayment speed                                      0                0
     Weighted average life in years                        7.25             4.54
     Expected credit losses                                0                0
     Residual cash flows discount rate                     7.798            8.844
     Treasury rate interpolated for average life           4.97             4.96
     Spread over treasuries                                2.83%            3.88%
     Duration in years                                     5.201            3.611

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


3.   INVESTMENTS (CONTINUED):

     Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows (in 000's):


                                                                             COMMERCIAL MORTGAGES

                                                                            CLASS B          CLASS I
                                                                           ----------       ----------
     Carrying amount of retained
       interests                                                            $    2,737      $   1,634
     Fair value of retained interests                                            2,875          1,716
     Weighted average life in years                                              7.254          4.543

     EXPECTED CREDIT LOSSES
     Impact on fair value of .025% of adverse change                                 4             36
     Impact on fair value of .05% of adverse change                                  8             73

     RESIDUAL CASH FLOWS DISCOUNT RATE
     Impact on fair value of .5% of adverse change                                  75             31
     Impact on fair value of 1% of adverse change                                  150             62

     The total principal amount of the commercial mortgage loans was $32,035,000 at December 31, 2000, none of which were 60 days or more past due. There were no net credit losses incurred relating to the commercial mortgage loans at the date of the securitization and at December 31, 2000.

     SECURITIES LENDING

     The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2000 and 1999, respectively. The Company requires collateral at 102% of the value of securities loaned. As of December 31, 2000 and 1999, the Company had received no collateral for securities on loan. The income resulting from this program was $48,000, $37,000 and $135,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

     LEVERAGED LEASES

     The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.78 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master Lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements (in 000's):

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


3.   INVESTMENTS (CONTINUED):


                                                                 YEAR ENDED DECEMBER 31,
                                                                 2000                1999
                                                            ---------------     ---------------
      Lease contracts receivable                            $      57,623      $       69,766
      Less: non-recourse debt                                     (57,607)            (69,749)
                                                            ---------------     ---------------
      Net Receivable                                                   16                  17
      Estimated residual value of leased assets                    41,150              41,150
      Less: unearned and deferred income                           (6,718)             (7,808)
                                                            ---------------     ---------------
      Investment in leverage lease                                 34,448              33,359
      Less: fees                                                      (88)               (113)
                                                            ---------------     ---------------
      Net investment in leverage leases                     $      34,360      $       33,246
                                                            ===============     ===============

     DERIVATIVES

     The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

     SWAPS

     Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations. Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

     In 2000, the Company launched a new guaranteed investment contract program. The purpose of the program was to increase market place and interest for these products. Each deal is highly individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps. The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the note.

     The net increase (decrease) in net investment income related to interest rate swaps was $166,000, ($2,513,000) and ($1,686,000) for the years ended
     December 31, 2000, 1999 and 1998, respectively. The Company did not employ hedge accounting treatment in 2000, 1999 and 1998. As a result, the unrealized gains and losses were realized immediately in those years and the deferred balances as of the year ended December 31, 1997 were realized during 1998.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


3.   INVESTMENTS (CONTINUED):

     The Company recognized gross realized gains on swaps of $3,924,000, $4,735,000, and $6,568,000 in 2000, 1999, and 1998, respectively, as well as gross realized losses of $1,156,000, $1,789,000, and $20,538,000 during
     2000, 1999, and 1998, respectively.

     The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2000 and 1999, the Company's derivatives had no significant concentration of credit risk. The Company does not require collateral or other security to support derivative financial instruments with credit risk.

     OPTIONS

     Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option. Cash is exchanged to purchase the option and through the exercise date, the holder can elect to exercise the option or allow it to expire. The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

     The Company's underlying notional or principal amounts associated with open derivatives positions were as follows (in 000's):


                                                                   OUTSTANDING AT
                                                                 DECEMBER 31, 2000
                                                          ---------------------------------
                                                             NOTIONAL
                                                             PRINCIPAL    UNREALIZED GAIN
                                                              AMOUNTS         (LOSS)
     Interest rate swaps                                   $1,308,496      $  (40,432)
     Currency swaps                                           370,554           1,839
     Equity swaps                                             162,576         (16,883)
                                                          ---------------------------------
        Total                                              $1,841,626      $  (55,476)
                                                          =================================


                                                                   OUTSTANDING AT
                                                                 DECEMBER 31, 1999
                                                          ---------------------------------
                                                             NOTIONAL
                                                             PRINCIPAL    UNREALIZED GAIN
                                                              AMOUNTS         (LOSS)
     Interest rate swaps                                   $  368,000      $   9,522
     Currency swaps                                             1,700            295
                                                          ---------------------------------
        Total                                              $  369,700      $   9,817
                                                          =================================

At December 31, 2000, the unrealized gains (losses) on derivatives are included with other liabilities on the financial statements. The unrealized gains (losses) on derivatives are included with other assets at December 31, 1999.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


4.   NET REALIZED INVESTMENT GAINS AND LOSSES

     Net realized investment gains (losses) consisted of the following (in
000's):

                                                      2000              1999              1998
                                                   ---------------------------------------------
     Fixed maturities                              $  (14,962)        $  4,846          $ 24,268
     Mortgage and other loans                           2,057            1,981                36
     Real estate                                        5,211             (742)              499
     Derivative instruments                             2,768            2,945           (13,970)
     Short term investments                               (22)               4                24
     Write-down of fixed maturities                    (14,956)          (6,689)           (2,481)
                                                   ---------------------------------------------
        Total                                      $  (19,904)        $  2,345          $  8,376
                                                   =============================================

5.   NET INVESTMENT INCOME

     Net investment income consisted of the following (in 000's):

                                                      2000             1999              1998
                                                   ---------------------------------------------
     Fixed maturities                              $  265,608       $  254,390        $  295,167
     Equity securities                                      -              (33)               37
     Mortgage and other loans                          77,807           90,638           103,804
     Real estate                                        8,868            6,829             7,844
     Policy loans                                       3,047            3,172             2,934
     Derivatives                                      (66,773)          17,671           (11,880)
     Income on funds withheld under reinsurance             -                -            67,045
     Other                                              4,664           (1,416)             (817)
                                                   ---------------------------------------------
        Gross investment income                       293,221          371,251           464,134
     Less: Investment expenses                          5,510            6,273             8,277
                                                   ---------------------------------------------
        Net investment income                      $  287,711       $  364,978        $  455,857
                                                   =============================================

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

    SFAS 107 "Disclosure about Fair Value of Financial Instruments" excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

    The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 (in 000's):

                                                        DECEMBER 31, 2000                     DECEMBER 31, 1999
                                                   CARRYING          ESTIMATED           CARRYING         ESTIMATED
                                                    AMOUNT           FAIR VALUE           AMOUNT          FAIR VALUE
                                               ------------------------------------------------------------------------
 Financial assets:
         Cash and cash equivalents             $       390,049    $       390,049    $       550,265    $       550,265
         Fixed maturities                            3,749,567          3,695,679          2,678,340          2,678,340
         Short-term investments                        112,077            112,077            177,213            177,213
         Mortgages                                     846,439            886,384            931,351            933,725
         Derivatives                                   (55,476)           (55,476)             9,817              9,817
         Policy loans                                   41,459             41,459             40,660             40,660
         Other invested assets                          74,551             74,551             67,938             67,938

 Financial liabilities:
         Guaranteed investment contracts       $     1,002,865    $       998,544    $       677,265    $       665,830
         Contractholder deposit funds                2,129,758          2,090,197          2,279,413          2,213,896
         Fixed annuity contracts                       102,637             98,337            112,794            105,845
         Interest sensitive life insurance             114,198            116,900            116,999            119,659
         Long-term debt                                565,000            510,962            565,000            529,212
         Partnership capital securities                607,826            553,938                  -                  -

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


6.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

    The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

    Policy loans are stated at unpaid principal balances, which approximate fair value.

    The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

    The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

    The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7.  REINSURANCE

    INDIVIDUAL INSURANCE

    The Company had several agreements with Sun Life Assurance Company of Canada, which provided that Sun Life Assurance Company of Canada would reinsure the mortality risk and certain ancillary benefits under various individual life insurance contracts sold by the Company. Under these agreements, basic death benefits and supplementary benefits were reinsured on a yearly renewable term basis and coinsurance basis, respectively. The effective dates of these agreements were June 1, 1982, November 1, 1986, and January 1, 1987. These agreements were terminated on December 31, 2000.

    Effective January 1, 1991, the Company entered into an agreement with Sun Life Assurance Company of Canada under which certain individual life insurance contracts issued by Sun Life Assurance Company of Canada were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991, the Company entered into an agreement with Sun Life Assurance Company of Canada which provides that Sun Life Assurance Company of Canada will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Such death benefits are reinsured on a yearly renewable term basis. These two agreements were terminated effective October 1, 1998.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


7.  REINSURANCE (CONTINUED):

    The Company had an agreement with an unrelated company which provided reinsurance of a small block of individual life insurance contracts on a modified coinsurance basis. This agreement was terminated on December 31, 2000.

    The Company has agreements with Sun Life Assurance Company of Canada and with other unrelated companies which provide for reinsurance of certain mortality risks associated with the individual and corporate owned life insurance (COLI) contracts. These amounts are reinsured on a yearly renewable term basis.


    GROUP INSURANCE

    The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.

    The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.

    The effects of reinsurance were as follows (in 000's):

                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                          2000               1999               1998
                                                    ----------------------------------------------------
 Insurance premiums:
       Direct                                       $        51,058     $        54,662    $      58,940
       Assumed                                                    -                   -          159,787
       Ceded                                                  6,255               9,595           15,414
                                                    ----------------------------------------------------
 Net premiums                                       $        44,803     $        45,067    $     203,313
                                                    ====================================================

 Insurance and other individual policy benefits
  and claims:
       Direct                                       $       346,411     $       342,284    $     352,968
       Assumed                                                    -                   -          248,664
       Ceded                                                  8,077               7,433           13,523
                                                    ----------------------------------------------------
 Net policy benefits and claims                     $       338,334     $       334,851    $     588,109
                                                    ====================================================

    The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


8.  RETIREMENT PLANS:

    PENSION PLAN

    The Company and its subsidiaries participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

    The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2000, 1999, and 1998 (in 000's):

                                                                                   YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------
                                                                       2000                  1999                1998
                                                                ----------------------------------------------------------
   CHANGE IN PROJECTED BENEFIT OBLIGATION:
   Projected benefit obligation at beginning of                    $      99,520        $     110,792        $      79,684
   year

   Service cost                                                            5,242                5,632                4,506

   Interest cost                                                           7,399                6,952                6,452

   Actuarial loss (gain)                                                     579              (21,480)              21,975

   Benefits paid                                                          (3,065)              (2,376)              (1,825)
                                                                ----------------------------------------------------------
   Projected benefit obligation at end of year                     $     109,675        $      99,520        $     110,792
                                                                ==========================================================

   CHANGE IN FAIR VALUE OF PLAN ASSETS:
   Fair value of plan assets at beginning of year                  $     158,271        $     151,575        $     136,610
   Actual return on plan assets                                            8,218                9,072               16,790
   Benefits paid                                                          (3,285)              (2,376)              (1,825)
                                                                ----------------------------------------------------------
   Fair value of plan assets at end of year                        $     163,204        $     158,271        $     151,575
                                                                ==========================================================

   Funded status                                                   $      53,529        $      58,752        $      40,783
   Unrecognized net actuarial loss                                       (12,620)             (20,071)              (2,113)
   Unrecognized transition obligation                                    (20,561)             (22,617)             (24,674)
   Unrecognized prior service cost                                         6,501                7,081                7,661
                                                                ----------------------------------------------------------
   Prepaid benefit cost                                            $      26,849        $      23,145        $      21,657
                                                                ==========================================================

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


8.  RETIREMENT PLANS (CONTINUED):

    The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2000, 1999, and 1998 (in 000's).

                                                                          YEAR ENDED DECEMBER 31,
                                                                2000                1999                1998
                                                           -----------------------------------------------------
     COMPONENTS OF NET PERIODIC BENEFIT COST:
     Service cost                                           $      5,242        $      5,632        $      4,506

     Interest cost                                                 7,399               6,952               6,452

     Expected return on plan assets                              (13,723)            (12,041)            (10,172)

     Amortization of transition obligation asset                  (2,056)             (2,056)             (2,056)

     Amortization of prior service cost                              580                 580                 580

     Recognized net actuarial gain                                (1,146)               (554)               (677)
                                                           -----------------------------------------------------
     Net periodic benefit cost                              $     (3,704)       $     (1,487)       $     (1,367)
                                                           =====================================================
     The Company's share of net periodic benefit cost       $        805        $        736        $        586
                                                           =====================================================

    The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.5% for the years ended December 31, 2000 and 1999. The expected return on plan assets for 2000 and 1999 was 8.75% and the assumed rate of compensation increase for both 2000 and 1999 was 4.50%.

    The Company and certain subsidiaries also participate with Sun Life Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $354,000, $284,000, and $231,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

    OTHER POST-RETIREMENT BENEFIT PLANS

    In addition to pension benefits, the Company and certain subsidiaries provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2000 and 1999 (in 000's).

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


8.  RETIREMENT PLANS (CONTINUED):

                                                                            YEAR ENDED DECEMBER 31,
                                                                  2000                1999               1998
                                                            -----------------------------------------------------
     CHANGE IN BENEFIT OBLIGATION:
     Benefit obligation at beginning of year                 $     12,217        $      10,419       $      9,845

     Service cost                                                     529                  413                240

     Interest cost                                                  1,139                  845                673

     Actuarial loss                                                 3,665                1,048                308

     Benefits paid                                                   (465)                (508)              (647)
                                                            -----------------------------------------------------

     Benefit obligation at end of year                       $     17,085        $      12,217       $     10,419
                                                            =====================================================

     CHANGE IN FAIR VALUE OF PLAN ASSETS:
     Fair value of plan assets at beginning of year          $          -        $           -       $          -
     Employer contributions                                           465                  508                647

     Benefits paid                                                   (465)                (508)              (647)
                                                            -----------------------------------------------------
     Fair value of plan assets at end of year                $          -        $           -       $          -
                                                            =====================================================

     Funded Status                                           $    (17,085)       $     (12,217)      $    (10,419)
     Unrecognized net actuarial loss                                4,914                1,469                586
     Unrecognized transition obligation                                95                  140                185
                                                            -----------------------------------------------------
     Prepaid (accrued) benefit cost                          $    (12,076)       $     (10,608)      $     (9,648)
                                                            =====================================================

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


8.  RETIREMENT PLANS (CONTINUED):

    The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2000, 1999, and 1998 (in 000's).

                                                                   2000                1999                  1998
                                                            ----------------------------------------------------------
     COMPONENTS OF NET PERIODIC BENEFIT COST
     Service cost                                            $           529      $           413       $          240

     Interest cost                                                     1,139                  845                  673

     Amortization of transition obligation(asset)                         45                   45                   45

     Recognized net actuarial loss (gain)                                219                  164                  (20)
                                                            ----------------------------------------------------------

     Net periodic benefit cost                               $         1,932      $         1,467       $          938
                                                            ==========================================================

     The Company's share of net periodic benefit cost        $           219      $           185       $           95
                                                            ==========================================================

In order to measure the postretirement benefit obligation at December 31, 2000 the Company assumed a 10.9% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). These rates were assumed to decrease gradually to 5.0% for 2006 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $3.4 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $405 thousand. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $2.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $320 thousand. The assumed weighted average discount rate used in determining the postretirement benefit obligation for both 2000 and 1999 was 7.50%.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


9.  FEDERAL INCOME TAXES

    The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31, 2000, 1999 and 1998 was as follows (in 000's):

                                                          2000           1999              1998
                                                      -----------    -------------    -------------
       Federal income tax expense (benefit):
           Current                                    $   (8,536)    $      18,570    $      19,476
           Deferred                                      (53,145)           10,210          (8,551)
                                                       ----------     ------------     ------------

       Total                                          $  (61,681)    $      28,780    $      10,925
                                                       ==========     ============     ============

    Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

                                                                   2000            1999             1998
                                                               -----------    -------------    -------------
       Expected federal income tax expense                     $  (21,455)    $      28,969    $       9,405
           Low income housing credit                               (5,805)           (6,348)          (4,446)
           Additional tax provision                               (35,897)            6,851            5,423
           Other                                                    1,476              (692)             543
                                                                ----------     ------------     ------------
       Federal income tax expense                              $  (61,681)    $      28,780    $      10,925
                                                                ==========     ============     ============

   The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2000 and 1999 were as follows (in 000's):

                                                                    2000                1999
                                                              -----------------   -----------------
      Deferred tax assets:
          Actuarial liabilities                               $        177,709    $        136,560
          Other                                                            845                 943
                                                              -----------------   -----------------
       Total deferred tax assets                              $        178,554    $        137,503
      Deferred tax liabilities:
          Deferred policy acquisition costs                           (189,447)           (193,238)
          Investments, net                                             (30,513)            (21,940)
                                                              -----------------   -----------------
      Total deferred tax liabilities                          $       (219,960)   $       (215,178)
                                                              -----------------   -----------------
      Net deferred tax liabilities                            $        (41,406)   $        (77,675)
                                                              =================   =================

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


9.  FEDERAL INCOME TAXES (CONTINUED)

    The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

    The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.


10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

    Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):

                                                                    2000                1999
                                                            ---------------------------------------
      Balance at January 1                                   $          17,755    $          15,002
      Less reinsurance recoverables                                     (4,036)              (3,232)
                                                            ---------------------------------------
      Net balance at January 1                                          13,719               11,770
                                                            ---------------------------------------
      Incurred related to:
        Current year                                                    10,670               12,187
        Prior years                                                        (14)              (1,487)
                                                            ---------------------------------------
      Total incurred                                                    10,656               10,700
                                                            ---------------------------------------
      Paid losses related to:
        Current year                                                    (5,473)              (6,755)
        Prior years                                                     (3,395)              (1,996)
                                                            ---------------------------------------
      Total paid                                                        (8,868)              (8,751)
                                                            ---------------------------------------

      Net balance at December 31                                        20,574               17,755
      Plus reinsurance recoverables                                     (5,067)              (4,036)
                                                            ---------------------------------------
      Balance at December 31                                 $          15,507    $          13,719
                                                            =======================================

   The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


11. DEFERRED POLICY ACQUISITION COSTS

     The following illustrates the changes to the deferred policy acquisition costs (in 000's):

                                                                                                   2000             1999
                                                                                            ----------------- ----------------
       Balance at January 1                                                                  $        686,278  $       523,872
           Acquisition costs deferred                                                                 206,869          156,228
           Amortized to expense during the year                                                      (123,832)         (67,815)
           Adjustment for unrealized investment gains (losses) during the year                         (7,327)          73,993

                                                                                            ----------------- ----------------
       Balance at December 31                                                                $        761,988  $       686,278
                                                                                            ================= ================

12. SEGMENT INFORMATION

     The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Net investment income is allocated based on segmented assets by line of business.

     The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

     The Group Protection segment markets and administers group life and long-term disability insurance to small and mid-size employers in the State of New York.

     The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering guaranteed investment contracts to unrelated third parties in overseas markets during the second quarter of 2000. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options.

     The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


12. SEGMENT INFORMATION (CONTINUED)

     The following amounts pertain to the various business segments (in 000's):


                                                      YEAR ENDED DECEMBER 31, 2000

                                                                           PRETAX
                                    TOTAL               TOTAL               INCOME         NET OPERATING           TOTAL
                                  REVENUES           EXPENDITURES           (LOSS)         INCOME (LOSS)           ASSETS
                                --------------     -----------------     ------------    -----------------    ----------------
      Individual Protection       $    44,206        $       44,477        $    (271)      $         (176)      $   1,242,549
      Group Protection                 17,194                15,350            1,844                1,199              30,514
      Wealth Management               533,517               556,864          (23,347)              (6,911)         22,094,736
      Corporate                        15,552                55,025          (39,473)               8,419             689,869
                                --------------     -----------------     ------------    -----------------    ----------------
                         Total    $   610,469        $      671,716        $ (61,247)      $        2,531       $  24,057,668
                                ==============     =================     ============    =================    ================


                                                      YEAR ENDED DECEMBER 31, 1999

      Individual Protection       $    17,625        $       18,001        $    (376)      $          198       $     302,100
      Group Protection                 16,415                15,541              874                  568              27,286
      Wealth Management               563,836               460,788          103,048               73,002          20,911,529
      Corporate                        31,996                52,731          (20,735)             (20,036)            243,998
                                --------------     -----------------     ------------    -----------------    ----------------
                         Total    $   629,872        $      547,061        $  82,811       $       53,732       $  21,484,913
                                ==============     =================     ============    =================    ================


                                                      YEAR ENDED DECEMBER 31, 1998

      Individual Protection       $   232,193        $      300,478        $ (68,285)      $      (45,186)      $     365,397
      Group Protection                 15,259                13,023            2,236                1,433              23,297
      Wealth Management               560,643               457,483          103,160               74,662          17,572,436
      Corporate                        38,600                50,838          (12,238)             (16,803)            287,132
                                --------------     -----------------     ------------    -----------------    ----------------
                         Total    $   846,695        $      821,822        $  24,873       $       14,106       $  18,248,262
                                ==============     =================     ============    =================    ================

13.  REGULATORY FINANCIAL INFORMATION

    The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


13.  REGULATORY FINANCIAL INFORMATION (CONTINUED):

    The following information reconciles statutory net income and statutory surplus with net income and equity on a GAAP basis (in 000's):

                                                                             YEAR ENDED DECEMBER 31,
                                                                  2000                 1999               1998
                                                              --------------       --------------    ----------------
      Statutory net income                                      $      (236)         $    90,358       $     125,401

      Adjustments to GAAP for life insurance companies:
        Statutory interest maintenance reserve                        4,341                3,956               2,925
        Investment income and realized gains (losses)               (90,373)              13,803              (4,532)
        Policyowner premiums and benefits                           (36,572)            (135,416)           (178,973)
        Deferred policy acquisition costs                            83,037               88,413              60,527
        Deferred income taxes                                        45,358              (13,615)              8,886
        Other, net                                                   (3,024)              (5,057)                  -
                                                              --------------       --------------    ----------------
      GAAP net income                                           $     2,531          $    42,442       $      14,234
                                                              ==============       ==============    ================

                                                                    DECEMBER 31, 2000          DECEMBER 31, 1999
                                                                 -----------------------    -----------------------
      Statutory capital stock and surplus                           $         940,335          $         886,342

      Adjustments to GAAP for life insurance companies:
        Valuation of investments                                              (37,011)                     3,697
        Deferred policy acquisition costs                                     761,988                    686,278
        Future policy benefits and
           Contractholder deposit funds                                      (388,946)                  (350,181)
        Deferred income taxes                                                 (41,406)                   (77,675)
        Statutory interest maintenance reserve                                 39,979                     42,325
        Statutory asset valuation reserve                                      45,376                     45,281
        Surplus notes                                                        (565,000)                  (565,000)
        Other, net                                                              5,848                        178
                                                                 -----------------------    -----------------------
      GAAP equity                                                   $         761,163          $         671,245
                                                                 =======================    =======================

    The NAIC has codified statutory accounting practices, which are expected to constitute the only source of prescribed statutory accounting practices effective January 1, 2001. The codification has resulted in changes to many of the prescribed accounting practices that insurance companies use to prepare their statutory financial statements. The effect of the changes to accounting practices as a result of codification in 2001 is estimated to be an increase in the Company's statutory surplus of $24 million, primarily from the establishment of deferred tax assets.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


14.  DIVIDEND RESTRICTIONS

     The Company and its insurance subsidiary's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and Sun Life Insurance and Annuity Company of New York. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance. Dividends in the amounts of $10,000,000, $80,000,000 and $50,000,000 were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2000, 1999, and 1998. These dividends were approved by the Board of Directors.

     On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. Dividends in the amount of $4,700,000, $6,500,000, and $3,000,000 were declared and paid during 2000, 1999, and 1998, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


15. COMMITMENTS AND CONTINGENCIES

    REGULATORY AND INDUSTRY DEVELOPMENTS

    Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company incurred guaranty fund assessments of approximately $4,000,000, $3,500,000, and $3,500,000 in 2000, 1999 and 1998, respectively.

    LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurance, management, at the present time, does not anticipate that the ultimate liability arising from such pending and threatened litigation will have a material effect on the financial condition or operating results of the Company.

    LINES OF CREDIT

    The Company has syndicated two lines of credit each in the amount of $250 million. There are 14 banks in the syndicate of lenders, which is led by Chase Bank, New York. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements. One line of credit terminates October, 2001, the other in October, 2003. As of December 31, 2000, no amounts have been borrowed.


    LEASE COMMITMENTS

    The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2000, minimum future lease payments under such leases are as follows (in 000's):

                           2001                                   $4,090,800
                           2002                                    4,144,350
                           2003                                    3,090,600
                           2004                                    2,575,500
                           Thereafter                                      -
                                                                ------------
                           Total                                 $13,901,250
                                                                ============

    Total rental expense for the years ended December 31, 2000, 1999 and 1998 was $4,582,913, $4,656,000, and $4,139,000, respectively.

                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     (A WHOLLY-OWNED SUBSIDIARY OF SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For the years ended December 31, 2000, 1999 and 1998


16. DISCONTINUED OPERATIONS

    During 1999, the Company discontinued its individual disability segment and its banking and trust segment. These segments were composed of MCIC and NLT, which were both sold during 1999 to separate, unaffiliated parties. Net proceeds on the sale of MCIC were approximately $33,965,000 and the Company realized a net loss after taxes of $25,465,000. Net proceeds on the sale of NLT were approximately $30,000,000; the Company realized a net gain after taxes of $13,170,000. Immediately before the sale date of NLT, the Company received a $19 million dividend distribution from NLT.

    There were no results from discontinued operations in 2000. Income from discontinued operations for the years ended December 31, 1999 and 1998 were as follows (in 000's):

                                                           1999               1998
                                                    ------------------- ------------------
      Revenue                                          $       22,667      $     104,225
      Expenses                                                 21,430            104,593
      Provision for income taxes                                  203               (445)
                                                    ------------------- ------------------
      Income from discontinued operations              $        1,034      $          77
                                                    =================== ==================

INDEPENDENT AUDITORS' REPORT






To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.):


We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, comprehensive income and of cash flows for each of the three years in the period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Boston, Massachusetts


February 7, 2001

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in this Post-Effective Amendment to the Registration Statement:

A.   Condensed Financial Information - Accumulation Unit Values (Part A)

B.   Financial Statements of the Depositor (Part B)

       1. Consolidated Statements of Income, Years Ended December 31, 2000, 1999 and 1998;
       2. Consolidated Balance Sheets, December 31, 2000 and 1999,
       3. Consolidated Statements of Comprehensive Income, Years Ended December 31, 2000, 1999 and 1998;
       4. Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2000, 1999 and 1998;
       5. Consolidated Statements of Cash Flows, Years Ended December 31, 2000, 1999 and 1998;
       6. Notes to Consolidated Financial Statements; and
       7. Independent Auditors' Report

C.   Financial Statements of the Registrant (Part B)

       1. Statement of Condition, December 31, 2000;
       2. Statement of Operations, Year Ended December 31, 2000;
       3. Statement of Charges in Net Assets, Years Ended December 31, 2000 and December 31, 1999;
       4. Notes to Financial Statements; and
       5. Independent Auditors' Report

               (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

          (1) Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Filed as an Exhibit to the Registration Statement on Form N-4, File No. 333-37907, and incorporated herein by reference);

          (2)  Not Applicable;

          (3)  (a)     Form of Distribution Agreement between the depositor,
                       Massachusetts Financial Services Company and Clarendon
                       Insurance Agency, Inc. (Filed as an Exhibit to
                       Pre-Effective Amendment No. 1 to the Registration
                       Statement on Form N-4, File No. 333-37907, and incorporated herein by reference);

               (b)(i) Specimen Sales Operations and General Agent Agreement (Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, and incorporated herein by reference);

               (b)(ii) Specimen Broker-Dealer Supervisory and Service
                       Agreement (Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on
                       Form N-4, File No. 333-37907, and incorporated herein by reference);

          (4)  (a)     Form of Single Payment Combination Fixed/Variable
                       Group Annuity Contract (Filed as an Exhibit to
                       Post-Effective Amendment No. 9 to the Registration
                       Statement on Form N-4, File No. 33-29852, and incorporated herein by reference);

               (b) Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 33-29852, and incorporated herein by reference);

          (5)  Not Applicable;

          (6) Certificate of Incorporation and By-laws of the Depositor (Filed as an Exhibit to the Registration Statement on Form
               N-4, File No. 333-37907, and incorporated herein by reference);

          (7)  Not Applicable;

          (8)  None;

          (9)  Previously filed;


         (10)  (a)  Consent of Deloitte & Touche, LLP*;

               (b)  Consent of Counsel*;

         (11) Financial Statement Schedules I and VI (Incorporated by reference from the Depositor's Annual Report on Form 10-K for the fiscal year ended December 31, 1999);

         (12)  Not Applicable;

         (13)  Not Applicable;

         (14)  Not Applicable;

         (15) Powers of Attorney (Incorporated by reference from Exhibit 15 to Post-Effective Amendment No.3 to the Registration Statement on Form N-4, File No. 333-30844, filed February 9, 2001);




         (16) Organizational Chart (Incorporated by reference from Exhibit 16 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed February 9, 2001.)

*     Filed herewith

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                      Positions and Offices
Business Address                        with Depositor
------------------                      ----------------------

Donald A. Stewart                       Chairman and Director
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

C. James Prieur                         Vice Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

James A. McNulty, III                   President and Director
One Sun Life Executive Park
Wellesley Hills, MA 02481


David D. Horn                           Director
Strong Road
New Vineyard, ME 04956

Name and Principal                      Positions and Offices
Business Address                        with Depositor
------------------                      ---------------------
Angus A. MacNaughton                    Director
Genstar Investment Corporation
555 California Street, Suite 4850
San Francisco, CA 94104

S. Caesar Raboy                         Director
220 Boylston Street
Boston, MA 02110

William W. Stinson                      Director
Canadian Pacific Limited
1800 Bankers Hall, East Tower
855-2nd Street S.W.
Calgary, Alberta T2P425


James C. Baillie                        Director
Torys Suite 300
Maritime Life Tower
Toronto, Ontario M5KIN2


James M.A. Anderson                     Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Peter F. Demuth                         Vice President and Chief Counsel and
One Sun Life Executive Park             Assistant Secretary
Wellesley Hills, MA 02481

Ronald J. Fernandes                     Vice President, Retirement Products
One Copley Place                        and Services
Boston, MA 02116

Ellen B. King                           Senior Counsel and Secretary
One Sun Life Executive Park
Wellesley Hills, MA  02481

Davey S. Scoon                          Vice President, Finance
One Sun Life Executive Park             and Treasurer
Wellesley Hills, MA  02481

Robert P. Vrolyk                        Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA  02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The organization chart of Sun Life Assurance Company of Canada is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed February 9, 2001.

     None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.  NUMBER OF CONTRACT OWNERS

     As of March 29, 2001, there were 1,542 qualified and 3,812 non-qualified contracts issued and outstanding with respect to the securities registered pursuant to this Registration Statement.

Item 28.  INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 3(b) to the Registration Statement of the Depositor on Form S-1, File No. 33-29851, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.

Name and Principal                           Positions and Officers
Business Address*                            With Underwriter
------------------                           ----------------------
William Franca ..............................Managing Principal
Davey S. Scoon ..............................Treasurer and Director
James M. A. Anderson ........................Director
Ronald J. Fernandes .........................Director
James A. McNulty, III .......................Director
George E. Maden .............................Secretary and Clerk
William T. Evers ............................Assistant Secretary and Clerk
Maura A. Murphy .............................Assistant Secretary and Clerk
Cynthia M. Orcutt ...........................Vice President
Norton A. Goss, II ..........................Assistant Vice President
Stephen J. Yarina ...........................Tax Officer


------------------------
* The principal business address of all directors and officers of the principal underwriter except Messrs, Fernandes, Goss and Franca is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs, Fernandes, Goss and Franca is One Copley Place, Boston, Massachusetts 02116.

      (c)      Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Depositor, in whole or in part, at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts
02481, and One Copley Place, Boston, Massachusetts 02116; or at the offices of Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116.

Item 31.  MANAGEMENT SERVICES


      Not Applicable.

Item 32.  UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or simiilar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     The registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 12 to the Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, Commonwealth of Massachusetts on the 6th day of April, 2001.

                                        SUN LIFE OF CANADA (U.S.)
                                         VARIABLE ACCOUNT F
                                        (Registrant)

                                        SUN LIFE ASSURANCE COMPANY OF
                                        CANADA (U.S.)
                                        (Depositor)

                                        By:   /s/ JAMES A. McNULTY, III
                                             ---------------------------
                                                  James A. McNulty, III
                                                  President

Attest:   /s/ EDWARD M. SHEA
          -----------------------
             Edward M. Shea
             Assistant Vice President
             and Senior Counsel

      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated.

    Signature                                 Title                    Date
    ----------                                -----                    ----

 /s/    JAMES A. McNULTY, III       President and Director      April 6, 2001
-----------------------------        (Principal Executive
        James A. McNulty, III                 Officer)


 /s/ DAVEY S. SCOON                Vice President, Finance      April 6, 2001
------------------------                 and Treasurer
     Davey S. Scoon                  (Principal Financial
                                       and Accounting
                                            Officer)

    Signature                           Title                          Date
    ---------                           -----                          ----

  /s/SANDRA M. DADALT               Attorney-in-fact for:       April 6, 2001
--------------------------          Donald A. Stewart, Chairman and Director
     Sandra M. DaDalt               C. James Prieur, Vice Chairman and Director
                                    James C. Baillie, Director
                                    David D. Horn, Director
                                    Angus A. McNaughton, Director
                                    S. Caesar Raboy, Director
                                    William W. Stinson, Director